UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of Registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

ANDREW D. KETTER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.
Baird Ultra Short Bond Fund
Schedule of Investments
September 30, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.375%, 03/31/2016 @	$11,750,000	$11,878,051
0.500%, 03/31/2017	12,000,000	11,999,604
		23,877,655	13.3%
Corporate Bonds
Finance
ABN AMRO Bank NV,
1.094%, 10/28/2016 (Acquired 01/03/2014 through 10/03/2014, Cost $325,658) * f	325,000	326,232
Ally Financial, Inc.,
3.125%, 01/15/2016	500,000	498,125
American Express Co.,
0.919%, 05/22/2018	1,500,000	1,498,060
Ameriprise Financial, Inc.,
5.650%, 11/15/2015	325,000	326,756
Aon Corp.,
3.125%, 05/27/2016 f	850,000	862,036
Australia and New Zealand Banking Group Ltd.,
0.729%, 01/16/2018 (Acquired 01/12/2015, Cost $1,000,000) * f	1,000,000	997,045
Banco Santander-Chile,
1.186%, 04/11/2017 (Acquired 04/08/2014, Cost $200,000) * f	200,000	197,020
Barclays Bank PLC,
Series 1, 5.000%, 09/22/2016 f	1,200,000	1,244,984
BB&T Corp.:
5.200%, 12/23/2015	41,000	41,446
0.960%, 02/01/2019	880,000	876,499
BNP Paribas SA,
0.771%, 05/07/2017 f	1,000,000	996,556
BOKF N.A.,
1.011%, 05/15/2017	250,000	246,802
BPCE,
1.161%, 02/10/2017 f	500,000	501,488
Caisse Centrale Desjardins,
0.959%, 01/29/2018 (Acquired 01/26/2015, Cost $1,000,000) * f	1,000,000	1,003,735
Capital One Financial Corp.,
3.150%, 07/15/2016	1,015,000	1,031,517
Capital One NA,
0.984%, 02/05/2018	500,000	499,163
Citigroup, Inc.,
0.603%, 06/09/2016	950,000	945,254
CNA Financial Corp.,
6.500%, 08/15/2016	1,300,000	1,358,548
Commonwealth Bank of Australia,
0.884%, 10/08/2015 (Acquired 01/03/2014, Cost $199,800) * f	200,000	200,000
Countrywide Financial Corp.,
6.250%, 05/15/2016	1,400,000	1,439,743
Credit Agricole SA:
1.177%, 10/03/2016 (Acquired 01/03/2014, Cost $250,206) * f	250,000	250,742
1.302%, 06/10/2020 (Acquired 06/03/2015, Cost $1,000,000) * f	1,000,000	998,360
Credit Suisse:
0.822%, 05/26/2017 f	500,000	498,304
0.975%, 04/27/2018 f	1,000,000	995,435
Deutsche Bank AG,
0.994%, 02/13/2018 f	1,000,000	997,135
Deutsche Bank Aktiengesellschaft,
0.924%, 02/13/2017 f	450,000	450,621
Fifth Third Bancorp:
1.150%, 11/18/2016	540,000	540,231
0.765%, 12/20/2016	1,000,000	993,813
First Horizon National Corp.,
5.375%, 12/15/2015	550,000	554,730
First Tennessee Bank National Association,
5.650%, 04/01/2016	1,000,000	1,019,518
General Electric Capital Corp.,
0.796%, 01/14/2019	2,000,000	1,999,312

HSBC Finance Corp.,
5.500%, 01/19/2016	300,000	304,030
HSBC USA, Inc.:
1.081%, 08/07/2018	1,000,000	998,034
0.924%, 11/13/2019	250,000	247,573
ING Bank NV,
4.000%, 03/15/2016 (Acquired 11/04/2014 through 08/12/2015, Cost $862,039) * f	850,000	861,594
J.P. Morgan Chase & Co.:
Series 1, 0.924%, 01/28/2019	250,000	249,011
1.249%, 01/23/2020	1,000,000	1,004,356
Kookmin Bank,
1.170%, 01/27/2017 (Acquired 01/21/2014, Cost $250,000) * f	250,000	251,046
Lloyds Bank PLC,
0.859%, 05/14/2018 f	1,500,000	1,491,498
Macquarie Bank Ltd.,
1.117%, 03/24/2017 (Acquired 03/18/2014 through 09/17/2015, Cost $1,202,538) * f	1,200,000	1,202,549
Mizuho Bank Ltd.:
0.719%, 04/16/2017 (Acquired 04/09/2014, Cost $200,000) * f	200,000	199,266
0.776%, 09/25/2017 (Acquired 09/18/2014 through 01/14/2015, Cost $799,361) * f	800,000	796,243
0.966%, 03/26/2018 (Acquired 03/19/2015, Cost $250,000) * f	250,000	249,298
Morgan Stanley:
1.067%, 01/05/2018	500,000	499,810
1.143%, 01/24/2019	250,000	250,150
1.435%, 01/27/2020	500,000	503,745
National Australia Bank Ltd.,
0.784%, 10/08/2015 (Acquired 01/03/2014, Cost $199,860) * f	200,000	199,999
Nomura Holdings, Inc.:
1.786%, 09/13/2016 f	700,000	703,790
2.000%, 09/13/2016 f	700,000	703,500
PNC Funding Corp.,
5.250%, 11/15/2015	730,000	733,565
Rabobank Nederland,
3.375%, 01/19/2017 f	800,000	822,194
Raymond James Financial, Inc.,
4.250%, 04/15/2016	400,000	406,560
Royal Bank of Canada,
0.546%, 10/13/2017 f	1,000,000	996,165
Santander Bank NA,
1.216%, 01/12/2018	1,400,000	1,395,608
Santander Financial Issuances Ltd.,
7.250%, 11/01/2015 f	100,000	100,372
Societe Generale,
1.406%, 10/01/2018 f	1,500,000	1,513,212
Standard Chartered PLC,
0.929%, 04/17/2018 (Acquired 04/13/2015, Cost $1,200,000) * f	1,200,000	1,199,382
Sumitomo Mitsui Banking Corp.:
0.900%, 01/18/2016 f	400,000	400,084
1.034%, 07/23/2018 f	1,000,000	998,330
SunTrust Banks, Inc.,
3.600%, 04/15/2016	400,000	404,960
Symetra Financial Corp.,
6.125%, 04/01/2016 (Acquired 04/23/2014 through 09/25/2015, Cost $1,440,580) *	1,410,000	1,440,948
Synchrony Financial,
1.530%, 02/03/2020	1,000,000	987,494
The Bank of New York Mellon Corp.,
0.860%, 08/01/2018	1,000,000	997,712
The Bank of Nova Scotia,
0.803%, 06/11/2018 f	1,500,000	1,498,285
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
0.642%, 09/08/2017 (Acquired 09/30/2014, Cost $998,890) * f	1,000,000	994,485
The Bear Stearns Companies LLC,
5.300%, 10/30/2015	294,000	294,958
The Goldman Sachs Group, Inc.:
5.350%, 01/15/2016	555,000	562,091
1.421%, 11/15/2018	500,000	503,000
The Huntington National Bank,
1.350%, 08/02/2016	1,725,000	1,725,669
The Toronto-Dominion Bank,
0.864%, 11/05/2019 f	1,200,000	1,197,983
Tri-State Pass Through Trust,
6.040%, 01/31/2018 (Acquired 09/18/2014, Cost $131,222) *	126,715	130,414
UBS AG,
1.026%, 03/26/2018 f	1,000,000	999,876

UBS Group Funding Jersey Ltd.,
1.767%, 09/24/2020 (Acquired 09/21/2015, Cost $500,000) * f	500,000	501,175
US Bancorp,
0.695%, 04/25/2019	1,440,000	1,430,868
Wells Fargo & Co.,
Class N, 0.977%, 01/30/2020	1,000,000	997,835
Wells Fargo Bank, National Association,
0.531%, 05/16/2016	250,000	249,736
Westpac Banking Corp.,
0.759%, 05/25/2018 f	1,500,000	1,494,823
		60,082,486	33.5%
Utility
Mississippi Power Co.,
2.350%, 10/15/2016	1,000,000	1,008,289
PPL Energy Supply LLC,
Series A, 5.700%, 10/15/2015	1,000,000	995,000
TECO Finance, Inc.,
4.000%, 03/15/2016	100,000	101,390
W3A Funding Corp.,
8.090%, 01/02/2017	31,545	31,583
		2,136,262	1.2%
Industrials
Actavis Funding SCS,
1.591%, 03/12/2020 f	1,500,000	1,486,082
Alibaba Group Holding Ltd.,
0.845%, 11/28/2017 (Acquired 11/20/2014, Cost $500,000) * f	500,000	496,999
Ameritech Capital Funding Corp.,
9.100%, 06/01/2016	255,552	266,887
Amgen, Inc.:
2.300%, 06/15/2016	1,500,000	1,513,769
0.709%, 05/22/2017	250,000	249,241
Anglo American Capital PLC,
1.239%, 04/15/2016 (Acquired 04/08/2014 through 11/13/2014, Cost $801,003) * f	800,000	799,349
AT&T, Inc.,
1.257%, 06/30/2020	1,000,000	991,736
Baxalta, Inc.,
1.099%, 06/22/2018 (Acquired 06/18/2015, Cost $1,500,000) *	1,500,000	1,502,660
Becton, Dickinson and Co.,
0.787%, 06/15/2016	1,000,000	999,815
Bunge Limited Finance Corp.,
4.100%, 03/15/2016	1,000,000	1,012,586
Canadian Natural Resources Ltd.,
0.702%, 03/30/2016 f	1,115,000	1,112,544
Chesapeake Energy Corp.,
3.539%, 04/15/2019	500,000	355,000
Chevron Phillips Chemical Co. LLC,
1.050%, 05/01/2020 (Acquired 05/07/2015, Cost $1,500,000) *	1,500,000	1,509,303
ConAgra Foods, Inc.:
1.300%, 01/25/2016	600,000	600,487
0.662%, 07/21/2016	875,000	872,536
D.R. Horton, Inc.,
6.500%, 04/15/2016	390,000	397,313
Daimler Finance North America LLC:
0.640%, 08/01/2017 (Acquired 01/13/2015, Cost $498,615) *	500,000	494,570
1.010%, 08/03/2017 (Acquired 07/28/2015, Cost $1,050,000) *	1,050,000	1,045,245
Deutsche Telekom International Finance BV,
3.125%, 04/11/2016 (Acquired 09/17/2014, Cost $505,884) * f	500,000	505,700
Enbridge, Inc.:
0.976%, 10/01/2016 f	750,000	746,325
0.779%, 06/02/2017 f	450,000	442,011
Enterprise Products Operating LLC,
3.200%, 02/01/2016	1,000,000	1,006,809
Express Scripts Holding Co.,
3.125%, 05/15/2016	1,130,000	1,142,859
Federal Express Corp. 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 08/19/2015, Cost $438,924) *	433,936	437,386
Fiserv, Inc.,
3.125%, 10/01/2015	364,000	364,000
Ford Motor Credit Co. LLC:
2.500%, 01/15/2016	200,000	200,939
4.207%, 04/15/2016	1,245,000	1,264,604
General Motors Financial Co., Inc.,
2.750%, 05/15/2016	1,000,000	1,006,130

Glencore Canada Corp.,
6.000%, 10/15/2015 f	200,000	200,000
Glencore Funding LLC,
1.349%, 04/16/2018 (Acquired 04/08/2015, Cost $1,000,000) *	1,000,000	863,908
Hanson Ltd.,
6.125%, 08/15/2016 f	800,000	822,560
Hewlett-Packard Co.:
3.000%, 09/15/2016	1,000,000	1,018,657
2.249%, 10/05/2018 (Acquired 09/30/2015, Cost $1,000,000) *	1,000,000	1,000,000
1.226%, 01/14/2019	461,000	465,145
Hyundai Capital Services, Inc.:
4.375%, 07/27/2016 (Acquired 05/28/2015 through 07/28/2015, Cost $1,435,165) * f	1,400,000	1,435,080
1.140%, 03/18/2017 (Acquired 01/13/2015, Cost $200,159) * f	200,000	199,530
Johnson Controls, Inc.,
5.500%, 01/15/2016	150,000	152,025
Kinder Morgan Finance Co. LLC,
5.700%, 01/05/2016	1,453,000	1,468,011
Laboratory Corporation of America Holdings,
5.625%, 12/15/2015	1,000,000	1,008,241
Lafarge SA,
6.500%, 07/15/2016 f	1,100,000	1,135,305
Marathon Petroleum Corp.,
3.500%, 03/01/2016	1,000,000	1,010,148
Masco Corp.,
6.125%, 10/03/2016	1,050,000	1,089,396
Medtronic, Inc.,
1.137%, 03/15/2020	750,000	746,096
Mondelez International, Inc.,
0.820%, 02/01/2019	500,000	487,540
ONEOK Partners LP,
3.250%, 02/01/2016	1,000,000	1,004,459
Pearson Funding Two PLC,
4.000%, 05/17/2016 (Acquired 08/11/2015, Cost $1,017,815) * f	1,000,000	1,017,633
Plum Creek Timberlands LP,
5.875%, 11/15/2015	1,200,000	1,206,553
Qualcomm, Inc.,
0.883%, 05/20/2020 @	1,500,000	1,467,671
Telefonica Emisiones SAU,
0.976%, 06/23/2017 f	1,000,000	996,400
Thermo Fisher Scientific, Inc.,
2.250%, 08/15/2016	1,350,000	1,361,695
Total Capital International,
0.695%, 06/19/2019 f	250,000	249,128
Toyota Motor Credit Corp.,
0.606%, 01/12/2018	900,000	897,559
TransCanada PipeLines Ltd.,
1.076%, 01/12/2018 f	1,000,000	1,000,433
TSMC Global Ltd.,
0.950%, 04/03/2016 (Acquired 04/29/2015, Cost $999,653) * f	1,000,000	997,325
TTX Co.,
6.050%, 06/15/2016 (Acquired 09/18/2015, Cost $1,550,952) *	1,500,000	1,549,874
Vale Overseas Ltd.,
6.250%, 01/11/2016 f	1,080,000	1,087,301
Verizon Communications, Inc.,
2.086%, 09/14/2018	1,563,000	1,607,048
Viacom, Inc.,
6.250%, 04/30/2016	1,000,000	1,028,639
Vodafone Group PLC,
0.718%, 02/19/2016 f	926,000	925,398
Volkswagen Group of America Finance LLC:
0.699%, 05/23/2017 (Acquired 05/15/2014, Cost $250,000) *	250,000	238,473
0.773%, 11/20/2017 (Acquired 11/12/2014, Cost $500,000) *	500,000	464,341
Weatherford International Ltd.,
5.500%, 02/15/2016 f	400,000	404,824
Xerox Corp.:
6.400%, 03/15/2016	843,000	864,419
7.200%, 04/01/2016	261,000	268,646
		54,562,346	30.4%
Total Corporate Bonds		116,781,094	65.1%

Other Government Related Securities
CNOOC Finance 2013 Ltd.,
1.125%, 05/09/2016 f	1,000,000	998,718

CNPC General Capital Ltd.,
1.209%, 05/14/2017 (Acquired 05/07/2014, Cost $250,000) * f	250,000	248,885
Corp Andina de Fomento,
3.750%, 01/15/2016 f	375,000	378,659
Electricite de France SA,
0.747%, 01/20/2017 (Acquired 01/13/2014, Cost $250,000) * f	250,000	249,882
Export-Import Bank of Korea,
1.036%, 01/14/2017 f	250,000	250,438
Petrobras Global Finance BV,
2.694%, 03/17/2017 f	250,000	215,000
Petrobras International Finance Co. SA,
3.875%, 01/27/2016 f	100,000	98,250
The Korea Development Bank,
4.000%, 09/09/2016 f	600,000	615,749
		3,055,581	1.7%
Taxable Municipal Bonds
City of Erie PA,
6.700%, 11/15/2016	630,000	674,894
Consolidated Municipalities Electric Power Systems Joint Powers Board,
1.000%, 06/01/2016	300,000	300,054
Cook County School District No 144 Prairie Hills:
1.000%, 12/01/2015	150,000	149,983
1.500%, 12/01/2016	250,000	250,250
Madison County Community Unit School District No 12 Madison,
1.950%, 01/01/2017	200,000	200,054
Ohio Air Quality Development Authority,
2.250%, 08/01/2029	590,000	591,864
Ohio Water Development Authority,
5.875%, 06/01/2033	325,000	334,146
Pittsburgh Public Parking Authority,
0.980%, 12/01/2015	1,490,000	1,490,000
Plano Special Service Areas No 1 & 2,
2.000%, 03/01/2016	150,000	151,064
State of Illinois,
4.961%, 03/01/2016	350,000	355,460
University of Illinois,
1.308%, 02/15/2016	700,000	700,637
		5,198,406	2.9%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC),
5.000%, 12/01/2017	84,367	87,716
Federal National Mortgage Association (FNMA):
5.000%, 10/01/2017	80,401	83,521
5.000%, 11/01/2017	66,402	68,979
5.500%, 11/01/2017	134,165	138,895
5.000%, 12/01/2017	58,711	60,990
5.000%, 12/01/2019	688,096	718,804
		1,158,905	0.7%
Non-U.S. Government Agency Issues
Banc of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	55,702	56,780
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	46,692	47,914
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	89,125	89,916
Morgan Stanley Mortgage Loan Trust,
Series 2004-4, Class 1A10, 5.000%, 08/25/2034	2,007	2,004
		196,614	0.1%
Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2005-3, Class A1, 0.440%, 09/25/2035	62,787	62,691
Series 2005-4, Class A2D, 0.514%, 12/25/2035	693,144	655,109
Series 2006-2, Class A3, 0.344%, 09/25/2036	1,039,616	1,025,894
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1A, 0.394%, 02/25/2036	241,064	238,971
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE6, Class A1, 0.744%, 09/25/2034	241,035	241,013
Capital Auto Receivables Asset Trust:
Series 2013-1, Class A3, 0.790%, 06/20/2017	424,521	424,484
Series 2014-3, Class A2, 1.180%, 12/20/2017	1,300,000	1,299,888
Citibank Credit Card Issuance Trust,
Series 2013-A3, Class A3, 1.110%, 07/23/2018	1,700,000	1,705,126

Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030	708,908	763,205
Countrywide Asset-Backed Certificates,
Series 2005-13, Class 3AV3, 0.444%, 04/25/2036	162,584	161,567
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017 (Acquired 04/15/2015 through 09/22/2015, Cost $1,799,805) *	1,800,000	1,799,186
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.834%, 09/25/2034	109,818	109,600
First National Master Note Trust,
Series 2013-2, Class A, 0.737%, 10/15/2019	1,000,000	1,000,848
Ford Credit Floorplan Master Owner Trust,
Series 2013-1, Class A2, 0.587%, 01/15/2018	400,000	399,917
Golden Credit Card Trust,
Series 2013-1A, Class A, 0.457%, 02/15/2018 (Acquired 04/24/2015 through 05/05/2015, Cost $1,719,057) * f	1,720,000	1,719,668
GSAMP Trust,
Series 2006-HE1, Class A2C, 0.404%, 01/25/2036	287,712	283,074
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3, 0.364%, 05/25/2037	559,095	533,560
Hyundai Auto Lease Securitization Trust,
Series 2015-A, Class A3, 1.420%, 09/17/2018 (Acquired 03/04/2015, Cost $1,199,756) *	1,200,000	1,203,457
J.P. Morgan Mortgage Acquisition Trust:
Series 2007-CH1, Class AV4, 0.324%, 11/25/2036	80,475	80,318
Series 2007-CH3, Class A3, 0.344%, 03/25/2037	136,449	134,869
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $749,862) *	750,000	751,681
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.394%, 01/25/2036	39,548	38,132
Louisiana Local Government Environmental Facilities & Community Development Auth.,
1.520%, 02/01/2018	46,948	47,053
Master Credit Card Trust II,
Series 2012-2A, Class A, 0.780%, 04/21/2017 (Acquired 10/08/2014, Cost $1,000,073) * f	1,000,000	1,000,075
Morgan Stanley Home Equity Loan Trust,
Series 2006-2, Class A3, 0.364%, 02/25/2036	2,156	2,153
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV2, 0.324%, 06/25/2037	48,115	46,552
New Century Home Equity Loan Trust,
Series 2005-B, Class A2C, 0.474%, 10/25/2035	609,629	607,930
Park Place Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WCW2, Class A2D, 0.564%, 07/25/2035	296,170	295,558
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	57,529	57,688
Series 2006-NC1, Class A2, 0.384%, 01/25/2036	664,620	662,070
RASC Series 2007-KS2 Trust,
Series 2007-KS2, Class AI2, 0.314%, 02/25/2037	1,400,730	1,391,250
RASC Series 2007-KS3 Trust,
Series 2007-KS3, Class AI2, 0.374%, 04/25/2037	1,602,325	1,599,494
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	40,354	40,315
Series 2006-KS1, Class A4, 0.494%, 02/25/2036	385,942	382,191
Saxon Asset Securities Trust 2006-1,
Series 2006-1, Class A2C, 0.514%, 03/25/2036	1,246,945	1,220,803
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2C, 0.394%, 12/25/2036	432,086	429,315
Springleaf Funding Trust:
Series 2013-AA, Class A, 2.580%, 09/15/2021 (Acquired 07/15/2015, Cost $1,153,259) *	1,152,239	1,154,909
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 05/13/2015 through 07/28/2015, Cost $1,219,517) *	1,215,000	1,215,520
Synchrony Credit Card Master Note Trust,
Series 2012-3, Class A, 0.657%, 03/15/2020	1,025,000	1,026,088
TCF Auto Receivables Owner Trust,
Series 2015-1A, Class A2, 1.020%, 08/15/2018 (Acquired 06/03/2015, Cost $774,955) *	775,000	774,817
		26,586,039	14.8%
Total Long-Term Investments (Cost $177,481,478)		176,854,294	98.6%

	Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Dreyfus Cash Advantage Fund, 0.11% «	3,798,129	3,798,129
Total Short-Term Investment (Cost $3,798,129)		3,798,129	2.1%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.25% «	24,445,313	24,445,313
Total Investment Companies (Cost $24,445,313)		24,445,313	13.6%

Total Investments Purchased with Cash Proceeds From
Securities Lending (Cost $24,445,313)		24,445,313	13.6%
Total Investments (Cost $205,724,920)		205,097,736	114.3%
Liabilities in Excess of Other Assets		(25,700,143)	(14.3)%
TOTAL NET ASSETS		$179,397,593	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At September 30, 2015, the value of these securities total $36,674,987, which represents 20.44% of total net assets.

@	This security or portion of this security is out on loan at September 30, 2015.
f	Foreign Security
«	7-Day Yield

Baird Ultra Short Bond Fund
Schedule of Investments, September 30, 2015 (Unaudited)
Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Security	$-	$23,877,655	$-	$23,877,655
Corporate Bonds	-	116,781,094	-	116,781,094
Other Government Related Securities	-	3,055,581	-	3,055,581
Taxable Municipal Bonds	-	5,198,406	-	5,198,406
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	1,158,905	-	1,158,905
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	196,614	-	196,614
Asset Backed Securities	-	26,586,039	-	26,586,039
Total Fixed Income	-	176,854,294	-	176,854,294

Short-Term Investment
Money Market Mutual Fund	3,798,129	-	-	3,798,129
Total Short-Term Investment	3,798,129	-	-	3,798,129

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	24,445,313	-	-	24,445,313
Total Investments Purchased with
Cash Proceeds from Securities Lending	24,445,313	-	-	24,445,313

Total Investments	$28,243,442	$176,854,294	$-	$205,097,736

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.  See the Fund’s valuation policy in Note 2a to the financial statements.

Baird Short-Term Bond Fund
Schedule of Investments
September 30, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bond,
1.250%, 04/30/2019 @	$298,675,000	$300,277,391
		300,277,391	10.1%
Corporate Bonds
Finance
ABN AMRO Bank NV:
1.094%, 10/28/2016 (Acquired 10/23/2013 through 05/19/2014, Cost $11,055,089) * f	11,050,000	11,091,880
4.250%, 02/02/2017 (Acquired 08/23/2013 through 11/21/2014, Cost $3,789,153) * f	3,675,000	3,804,636
2.500%, 10/30/2018 (Acquired 03/04/2014 through 04/29/2015, Cost $1,159,037) * f	1,150,000	1,166,111
American Express Bank, FSB,
0.506%, 06/12/2017	750,000	746,233
American Express Co.:
5.500%, 09/12/2016	1,213,000	1,262,558
7.000%, 03/19/2018	2,661,000	2,989,625
0.919%, 05/22/2018	1,155,000	1,153,507
American Express Credit Corp.:
0.804%, 07/29/2016	5,000,000	5,004,665
0.811%, 08/15/2019	2,000,000	1,979,396
American International Group, Inc.,
5.600%, 10/18/2016	5,120,000	5,347,179
ANZ New Zealand (Int’l) Ltd.:
1.125%, 03/24/2016 (Acquired 03/20/2013 through 01/16/2014, Cost $5,322,469) * f	5,324,000	5,337,582
2.600%, 09/23/2019 (Acquired 09/16/2014, Cost $3,347,823) * f	3,350,000	3,388,200
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $2,997,510) * f	3,000,000	3,065,847
Aon Corp.,
3.125%, 05/27/2016 f	1,582,000	1,604,401
Associates Corp. of North America,
6.950%, 11/01/2018	817,000	931,770
Australia and New Zealand Banking Group Ltd.:
0.663%, 01/10/2017 (Acquired 01/06/2014, Cost $750,000) * f	750,000	750,746
1.875%, 10/06/2017 f	750,000	758,159
2.250%, 06/13/2019 f	1,000,000	1,010,006
Banco Santander-Chile,
1.186%, 04/11/2017 (Acquired 04/08/2014, Cost $1,800,000) * f	1,800,000	1,773,180
Bank of America Corp.,
5.750%, 12/01/2017	5,000,000	5,404,720
Bank of Montreal:
0.883%, 04/09/2018 f	1,325,000	1,324,993
1.800%, 07/31/2018 @ f	5,000,000	5,017,000
Barclays Bank PLC:
Series 1, 5.000%, 09/22/2016 @ f	5,630,000	5,841,052
0.901%, 02/17/2017 f	4,000,000	3,997,404
Barclays PLC,
2.000%, 03/16/2018 @ f	4,000,000	3,997,300
BB&T Corp.,
1.197%, 06/15/2018	4,150,000	4,168,285
BBVA U.S. Senior, S.A. Unipersonal,
4.664%, 10/09/2015 f	10,000,000	10,005,490
BNP Paribas SA:
0.926%, 12/12/2016 f	4,540,000	4,544,717
2.375%, 09/14/2017 f	3,000,000	3,045,174
2.375%, 05/21/2020 f	3,225,000	3,235,543
BNZ International Funding Ltd.:
1.900%, 02/26/2018 (Acquired 02/23/2015, Cost $1,704,214) * f	1,700,000	1,704,187
2.350%, 03/04/2019 (Acquired 09/03/2014 through 11/13/2014, Cost $7,238,808) * f	7,250,000	7,277,963
BPCE:
1.161%, 02/10/2017 f	9,650,000	9,678,728
2.500%, 12/10/2018 f	3,525,000	3,587,608
Branch Banking and Trust Co.,
0.629%, 05/23/2017	9,620,000	9,564,820
Caisse Centrale Desjardins:
0.959%, 01/29/2018 (Acquired 01/26/2015, Cost $10,000,000) * f	10,000,000	10,037,350
1.750%, 01/29/2018 (Acquired 04/06/2015, Cost $4,018,198) * @ f	4,000,000	3,997,348
Canadian Imperial Bank of Commerce,
1.350%, 07/18/2016 f	5,000,000	5,025,000
Capital One Bank (USA) National Association,
2.250%, 02/13/2019	1,500,000	1,494,667

Capital One Financial Corp.:
6.150%, 09/01/2016	1,403,000	1,461,424
5.250%, 02/21/2017	1,100,000	1,159,467
Capital One NA:
1.500%, 09/05/2017	5,000,000	4,976,675
0.984%, 02/05/2018	2,000,000	1,996,652
2.400%, 09/05/2019	5,300,000	5,265,243
CIGNA Corp.,
5.375%, 03/15/2017	2,300,000	2,427,238
Citigroup, Inc.:
1.001%, 11/15/2016	2,000,000	2,002,458
1.550%, 08/14/2017	2,400,000	2,402,679
1.850%, 11/24/2017	5,000,000	5,011,715
1.700%, 04/27/2018	2,000,000	1,989,606
6.125%, 05/15/2018	3,920,000	4,332,913
2.150%, 07/30/2018	3,975,000	3,994,720
Citizens Bank, National Association,
1.600%, 12/04/2017	13,900,000	13,847,138
CNA Financial Corp.:
6.500%, 08/15/2016	4,995,000	5,219,960
7.350%, 11/15/2019	10,200,000	12,078,391
Comerica Bank:
5.750%, 11/21/2016	1,425,000	1,494,989
5.200%, 08/22/2017	5,325,000	5,651,822
2.500%, 06/02/2020	7,000,000	7,056,329
Commonwealth Bank of Australia,
0.884%, 10/08/2015 (Acquired 12/05/2013, Cost $1,198,800) * f	1,200,000	1,200,000
Compass Bank:
1.850%, 09/29/2017	10,505,000	10,502,846
2.750%, 09/29/2019	3,400,000	3,387,325
Countrywide Financial Corp.,
6.250%, 05/15/2016	8,226,000	8,459,520
Credit Agricole SA,
1.177%, 10/03/2016 (Acquired 09/26/2013, Cost $10,000,000) * f	10,000,000	10,029,670
Credit Suisse:
0.822%, 05/26/2017 f	2,000,000	1,993,216
6.000%, 02/15/2018 @ f	8,440,000	9,192,173
1.700%, 04/27/2018 f	2,500,000	2,490,160
Deutsche Bank Aktiengesellschaft:
3.250%, 01/11/2016 f	900,000	905,976
0.924%, 02/13/2017 f	4,850,000	4,856,698
Series 3FXD, 1.400%, 02/13/2017 f	3,000,000	2,994,078
0.795%, 05/30/2017 f	2,640,000	2,627,940
6.000%, 09/01/2017 f	3,467,000	3,736,445
Discover Bank,
8.700%, 11/18/2019	5,395,000	6,445,477
Discover Bank of Greenwood DE,
2.600%, 11/13/2018	8,000,000	8,033,536
Fifth Third Bancorp:
3.625%, 01/25/2016	1,305,000	1,316,494
0.765%, 12/20/2016	7,825,000	7,776,587
5.450%, 01/15/2017	619,000	647,672
2.150%, 08/20/2018	2,000,000	2,015,290
2.875%, 07/27/2020	5,000,000	5,041,190
First Horizon National Corp.,
5.375%, 12/15/2015	3,079,000	3,105,479
First Tennessee Bank National Association:
5.650%, 04/01/2016	7,219,000	7,359,900
2.950%, 12/01/2019	2,000,000	2,021,526
General Electric Capital Corp.:
5.625%, 09/15/2017	9,080,000	9,890,190
5.625%, 05/01/2018	175,000	193,736
0.796%, 01/14/2019	1,750,000	1,749,398
Genworth Holdings, Inc.,
8.625%, 12/15/2016	1,000,000	1,044,500
Hana Bank,
1.436%, 11/09/2016 (Acquired 11/05/2013, Cost $7,002,954) * f	7,000,000	7,022,666
HSBC Bank USA, National Association,
6.000%, 08/09/2017	925,000	994,228
HSBC Finance Corp.:
5.500%, 01/19/2016	556,000	563,468
6.676%, 01/15/2021	221,000	258,576
HSBC USA, Inc.:
1.207%, 09/24/2018	1,000,000	1,001,293
0.924%, 11/13/2019	9,750,000	9,655,357
Humana, Inc.,
7.200%, 06/15/2018	2,810,000	3,197,951

Huntington Bancshares Inc.,
2.600%, 08/02/2018	3,250,000	3,284,112
ING Bank NV:
4.000%, 03/15/2016 (Acquired 03/08/2012 through 08/12/2015, Cost $7,507,086) * f	7,433,000	7,534,386
3.750%, 03/07/2017 (Acquired 05/30/2013 through 01/13/2014, Cost $3,282,656) * f	3,200,000	3,304,231
J.P. Morgan Chase & Co.:
0.845%, 04/25/2018	3,500,000	3,483,949
Series 1, 0.924%, 01/28/2019	750,000	747,033
2.250%, 01/23/2020	8,100,000	8,032,616
Kemper Corp.,
6.000%, 05/15/2017	4,565,000	4,822,019
KeyBank National Association,
2.500%, 12/15/2019	5,325,000	5,391,493
Kookmin Bank:
1.170%, 01/27/2017 (Acquired 01/21/2014 through 02/20/2014, Cost $4,751,642) * f	4,750,000	4,769,869
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $5,983,080) * f	6,000,000	5,994,576
LeasePlan Corp. NV,
2.500%, 05/16/2018 (Acquired 05/07/2013 through 10/20/2014, Cost $14,716,407) * f	14,785,000	14,821,046
Lloyds Bank PLC:
4.875%, 01/21/2016 f	1,775,000	1,797,147
1.750%, 05/14/2018 f	5,825,000	5,813,245
2.000%, 08/17/2018 f	4,500,000	4,516,092
M&I Marshall & Ilsley Bank,
5.000%, 01/17/2017	2,488,000	2,593,553
Macquarie Bank Ltd.:
2.000%, 08/15/2016 (Acquired 08/07/2013 through 04/29/2015, Cost $10,158,542) * f	10,150,000	10,221,669
0.925%, 10/27/2017 (Acquired 10/22/2014, Cost $5,000,000) * f	5,000,000	4,977,340
Macquarie Group Ltd.,
4.875%, 08/10/2017 (Acquired 10/29/2014 through 11/25/2014, Cost $2,901,260) * f	2,750,000	2,885,564
Manufacturers And Traders Trust Co.:
0.632%, 03/07/2016	8,150,000	8,147,857
0.595%, 07/25/2017	1,000,000	999,051
6.625%, 12/04/2017	1,000,000	1,105,823
5.585%, 12/28/2020	282,000	281,670
Marsh & McLennan Cos., Inc.,
2.300%, 04/01/2017	1,297,000	1,317,062
Metropolitan Life Global Funding I,
0.663%, 04/10/2017 (Acquired 04/07/2014, Cost $8,500,000) *	8,500,000	8,498,606
Mizuho Bank Ltd.:
2.550%, 03/17/2017 (Acquired 05/30/2013 through 05/30/2013, Cost $6,978,457) * f	6,900,000	7,000,485
0.719%, 04/16/2017 (Acquired 04/09/2014, Cost $2,800,000) * f	2,800,000	2,789,724
Morgan Stanley:
1.750%, 02/25/2016 @	2,000,000	2,006,404
5.450%, 01/09/2017	2,950,000	3,098,503
1.067%, 01/05/2018	1,500,000	1,499,430
6.625%, 04/01/2018	2,000,000	2,227,068
1.143%, 01/24/2019	4,750,000	4,752,859
1.435%, 01/27/2020	4,000,000	4,029,960
MUFG Union Bank, National Association:
3.000%, 06/06/2016	6,300,000	6,393,101
2.125%, 06/16/2017	3,500,000	3,537,142
National Australia Bank Ltd.,
0.784%, 10/08/2015 (Acquired 03/26/2013 through 08/26/2014, Cost $1,198,889) * f	1,200,000	1,199,992
National City Bank,
5.800%, 06/07/2017	2,525,000	2,690,292
Nomura Holdings, Inc.,
2.000%, 09/13/2016 f	10,205,000	10,256,025
Nordea Bank AB:
3.125%, 03/20/2017 (Acquired 10/03/2012 through 08/21/2013, Cost $5,228,426) * f	5,140,000	5,278,754
1.250%, 04/04/2017 (Acquired 03/31/2014, Cost $3,988,880) * f	4,000,000	3,998,444
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (Acquired 02/10/2015 through 09/16/2015, Cost $12,400,904) *	10,543,080	12,453,054
Paine Webber Group, Inc.,
7.990%, 06/09/2017	300,000	313,935
Principal Financial Group, Inc.:
1.850%, 11/15/2017	3,500,000	3,521,721
8.875%, 05/15/2019	7,435,000	9,074,180
Prudential Financial, Inc.,
6.100%, 06/15/2017	4,720,000	5,070,167
Rabobank Nederland,
3.375%, 01/19/2017 @ f	2,292,000	2,355,585
Raymond James Financial, Inc.,
4.250%, 04/15/2016	5,600,000	5,691,834
Regions Bank,
7.500%, 05/15/2018	4,670,000	5,235,822
Reliance Standard Life Global Funding II,
2.500%, 01/15/2020 (Acquired 01/07/2015, Cost $5,979,540) *	6,000,000	6,009,156

Royal Bank of Canada,
1.400%, 10/13/2017 f	8,450,000	8,445,758
Santander Bank NA,
8.750%, 05/30/2018	2,238,000	2,555,512
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 08/05/2015, Cost $5,047,270) * f	5,000,000	5,062,925
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $4,692,762) * f	4,700,000	4,746,427
Societe Generale:
5.750%, 04/20/2016 (Acquired 07/08/2014, Cost $1,934,924) * f	1,890,000	1,932,525
1.406%, 10/01/2018 f	6,000,000	6,052,848
2.625%, 10/01/2018 f	1,000,000	1,019,684
Standard Chartered PLC:
0.672%, 09/08/2017 (Acquired 09/03/2014, Cost $10,000,000) * f	10,000,000	9,931,700
0.929%, 04/17/2018 (Acquired 04/13/2015, Cost $2,000,000) * f	2,000,000	1,998,970
2.400%, 09/08/2019 (Acquired 09/03/2014 through 04/29/2015, Cost $2,223,468) * @ f	2,225,000	2,202,194
Sumitomo Mitsui Banking Corp.:
1.450%, 07/19/2016 f	4,000,000	4,014,892
0.713%, 01/10/2017 f	2,075,000	2,073,151
1.950%, 07/23/2018 @ f	3,500,000	3,516,923
2.450%, 01/16/2020 @ f	4,500,000	4,524,610
SunTrust Bank,
7.250%, 03/15/2018	154,000	172,660
SunTrust Banks, Inc.,
6.000%, 09/11/2017	780,000	843,285
SUSA Partnership LP,
8.200%, 06/01/2017	714,000	787,643
Svenska Handelsbanken AB:
2.875%, 04/04/2017 f	275,000	281,536
1.625%, 03/21/2018 f	1,100,000	1,101,127
0.824%, 06/17/2019 f	2,000,000	1,995,256
1.256%, 10/01/2020 (Acquired 09/25/2015, Cost $10,000,000) * f	10,000,000	9,990,000
Symetra Financial Corp.,
6.125%, 04/01/2016 (Acquired 11/24/2014, Cost $2,689,070) *	2,630,000	2,687,726
Synchrony Financial,
3.000%, 08/15/2019 @	13,350,000	13,455,785
The Bank of New York Mellon Corp.,
0.860%, 08/01/2018	1,000,000	997,712
The Bank of Nova Scotia,
0.803%, 06/11/2018 f	3,500,000	3,495,999
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.669%, 07/15/2016 f	5,000,000	4,999,055
0.742%, 03/10/2017 (Acquired 11/24/2014, Cost $3,296,337) * f	3,300,000	3,291,608
2.150%, 09/14/2018 (Acquired 09/08/2015, Cost $6,298,173) * f	6,300,000	6,342,393
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	7,700,000	8,395,549
7.250%, 02/01/2018	450,000	503,794
The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017 @	4,583,000	4,980,520
1.432%, 12/10/2017	1,000,000	996,637
5.950%, 01/18/2018	1,045,000	1,141,671
6.150%, 04/01/2018	4,775,000	5,258,932
2.900%, 07/19/2018	1,000,000	1,025,952
7.500%, 02/15/2019	3,000,000	3,506,409
The Hartford Financial Services Group, Inc.:
5.500%, 10/15/2016	3,150,000	3,269,794
5.375%, 03/15/2017	3,145,000	3,326,023
6.300%, 03/15/2018	1,825,000	2,017,339
6.000%, 01/15/2019 @	455,000	508,985
The Huntington National Bank:
1.350%, 08/02/2016	5,000,000	5,001,940
2.000%, 06/30/2018	5,500,000	5,514,063
UBS AG:
5.875%, 12/20/2017 f	1,000,000	1,088,830
1.800%, 03/26/2018 f	8,825,000	8,820,517
5.750%, 04/25/2018 f	3,351,000	3,674,053
UBS Group Funding Jersey Ltd.,
1.767%, 09/24/2020 (Acquired 09/21/2015, Cost $2,000,000) * f	2,000,000	2,004,700
Voya Financial, Inc.,
2.900%, 02/15/2018	14,708,000	15,018,015
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $4,982,850) *	5,000,000	5,048,075
Wells Fargo & Co.,
2.600%, 07/22/2020 @	3,900,000	3,939,339
Wells Fargo Bank, National Association:
0.531%, 05/16/2016	7,000,000	6,992,601
6.000%, 11/15/2017	610,000	664,952

Westpac Banking Corp.:
2.000%, 08/14/2017 f	2,000,000	2,024,188
0.694%, 12/01/2017 f	10,000,000	9,964,380
		819,225,818	27.7%
Utility
Beaver Valley II Funding Corp.,
9.000%, 06/01/2017	245,000	264,600
Commonwealth Edison Co.:
Series 104, 5.950%, 08/15/2016	550,000	573,821
6.150%, 09/15/2017	100,000	108,977
Dominion Resources, Inc.:
6.400%, 06/15/2018	3,550,000	3,965,911
2.500%, 12/01/2019 @	9,500,000	9,558,577
Entergy Corp.,
4.700%, 01/15/2017	8,750,000	8,978,445
Exelon Corp.:
1.550%, 06/09/2017	2,000,000	1,996,470
2.850%, 06/15/2020 @	2,275,000	2,294,924
National Rural Utilities Cooperative Finance Corp.,
10.375%, 11/01/2018	675,000	843,703
NextEra Energy Capital Holdings, Inc.,
2.056%, 09/01/2017	7,250,000	7,298,256
Pacific Gas and Electric Co.,
8.250%, 10/15/2018	8,320,000	9,863,901
Pepco Holdings, Inc.,
2.700%, 10/01/2015	1,395,000	1,395,000
PPL Energy Supply LLC:
Series A, 5.700%, 10/15/2015	6,127,000	6,096,365
6.200%, 05/15/2016	4,041,000	4,071,308
PSEG Power LLC,
5.320%, 09/15/2016	4,905,000	5,088,177
Public Service Co. of New Mexico,
7.950%, 05/15/2018	1,431,000	1,626,967
Sempra Energy:
2.300%, 04/01/2017	1,300,000	1,314,379
9.800%, 02/15/2019	2,575,000	3,186,712
Southwestern Public Service Co.,
5.600%, 10/01/2016	3,000,000	3,147,795
		71,674,288	2.4%
Industrials
A.P. Meoller - Maersk A/S,
2.550%, 09/22/2019 (Acquired 09/15/2014, Cost $4,540,673) * f	4,550,000	4,579,338
AbbVie, Inc.:
1.750%, 11/06/2017	5,049,000	5,064,000
1.800%, 05/14/2018	9,450,000	9,423,767
Actavis Funding SCS:
2.450%, 06/15/2019 f	3,000,000	3,005,529
1.591%, 03/12/2020 f	1,000,000	990,721
3.000%, 03/12/2020 @ f	3,900,000	3,903,416
ACTAVIS, Inc.,
1.875%, 10/01/2017	1,392,000	1,388,572
Agrium, Inc.,
7.700%, 02/01/2017 f	5,000,000	5,351,920
Alibaba Group Holding Ltd.,
0.845%, 11/28/2017 (Acquired 11/20/2014, Cost $2,500,000) * f	2,500,000	2,484,998
Altera Corp.,
2.500%, 11/15/2018	3,000,000	3,052,092
America Movil, SAB de CV,
1.336%, 09/12/2016 f	9,000,000	8,997,633
American Honda Finance Corp.,
1.600%, 07/13/2018 @	9,300,000	9,292,021
Amgen, Inc.:
0.709%, 05/22/2017	2,750,000	2,741,654
5.700%, 02/01/2019	10,000,000	11,105,400
Anadarko Petroleum Corp.:
5.950%, 09/15/2016	5,705,000	5,928,750
6.375%, 09/15/2017	2,400,000	2,589,912
8.700%, 03/15/2019	2,970,000	3,502,982
Anglo American Capital PLC,
1.239%, 04/15/2016 (Acquired 04/08/2014 through 11/13/2014, Cost $2,045,410) * f	2,045,000	2,043,335
AT&T, Inc.,
1.257%, 06/30/2020	4,000,000	3,966,944
Baxalta, Inc.:
1.099%, 06/22/2018 (Acquired 06/18/2015, Cost $3,500,000) *	3,500,000	3,506,205
2.000%, 06/22/2018 (Acquired 06/18/2015 through 06/30/2015, Cost $9,199,731) *	9,200,000	9,172,391
Beam Suntory, Inc.:
5.375%, 01/15/2016	1,269,000	1,284,313
1.875%, 05/15/2017	8,000,000	8,032,176

Becton Dickinson & Co.,
1.450%, 05/15/2017	5,315,000	5,305,268
Bemis Co., Inc.,
6.800%, 08/01/2019	3,825,000	4,409,437
Boardwalk Pipelines LP,
5.500%, 02/01/2017	13,384,000	13,775,950
Boston Scientific Corp.:
5.125%, 01/12/2017	3,000,000	3,132,282
2.650%, 10/01/2018	7,077,000	7,163,354
BP Capital Markets:
0.821%, 05/10/2018 f	1,575,000	1,570,088
0.956%, 09/26/2018 f	7,085,000	7,034,179
Bunge Limited Finance Corp.:
3.200%, 06/15/2017	500,000	509,300
8.500%, 06/15/2019	3,808,000	4,549,536
Bunge NA Finance LP,
5.900%, 04/01/2017	1,945,000	2,052,891
Celgene Corp.,
2.125%, 08/15/2018	6,500,000	6,551,480
CF Industries, Inc.,
6.875%, 05/01/2018	11,182,000	12,466,890
Charter Communications, Inc.,
3.579%, 07/23/2020 (Acquired 07/09/2015, Cost $3,000,000) *	3,000,000	2,977,902
Chevron Phillips Chemical Co. LLC,
1.050%, 05/01/2020 (Acquired 05/07/2015, Cost $5,050,000) *	5,050,000	5,081,320
Coca-Cola FEMSA, S.A.B. de C.V.,
2.375%, 11/26/2018 f	4,000,000	4,029,600
Colorado Interstate Gas Co., L.L.C.,
6.800%, 11/15/2015	2,000,000	2,012,062
Columbia Pipeline Group, Inc.,
2.450%, 06/01/2018 (Acquired 05/19/2015, Cost $4,998,800) *	5,000,000	5,009,665
ConAgra Foods, Inc.:
5.819%, 06/15/2017	6,234,000	6,664,956
1.900%, 01/25/2018	9,290,000	9,228,909
Cox Communications, Inc.:
6.250%, 06/01/2018 (Acquired 06/24/2015, Cost $9,923,564) *	9,000,000	9,857,232
9.375%, 01/15/2019 (Acquired 02/10/2015, Cost $396,869) *	325,000	386,921
Crane Co.,
2.750%, 12/15/2018	7,585,000	7,652,787
CSX Corp.,
7.900%, 05/01/2017	2,221,000	2,446,709
CVS Health Corp.,
2.800%, 07/20/2020	6,725,000	6,832,627
Daimler Finance North America LLC:
1.250%, 01/11/2016 (Acquired 01/07/2013, Cost $2,846,495) *	2,850,000	2,853,246
0.980%, 08/01/2016 (Acquired 07/24/2013 through 08/26/2014, Cost $2,281,042) *	2,280,000	2,279,026
0.682%, 03/10/2017 (Acquired 03/03/2014, Cost $2,000,000) *	2,000,000	1,984,082
0.640%, 08/01/2017 (Acquired 07/24/2014, Cost $2,000,000) *	2,000,000	1,978,280
0.749%, 03/02/2018 (Acquired 08/05/2015, Cost $744,051) *	750,000	740,863
1.160%, 08/01/2018 (Acquired 11/14/2014, Cost $2,018,852) *	2,000,000	1,992,176
DCP Midstream LLC,
5.375%, 10/15/2015 (Acquired 01/13/2012, Cost $1,709,838) *	1,708,000	1,709,708
DCP Midstream Operating LP,
2.500%, 12/01/2017	400,000	366,834
Deutsche Telekom International Finance BV:
5.750%, 03/23/2016 f	400,000	409,132
3.125%, 04/11/2016 (Acquired 03/14/2012 through 06/25/2013, Cost $5,805,604) * f	5,775,000	5,840,835
6.750%, 08/20/2018 f	3,900,000	4,420,927
Dollar General Corp.,
4.125%, 07/15/2017	17,321,000	17,859,908
Eaton Corp.,
1.500%, 11/02/2017	5,000,000	4,994,430
El Paso Natural Gas Co. LLC,
5.950%, 04/15/2017	2,050,000	2,162,764
El Paso Pipeline Partners Operating Co. LLC,
4.100%, 11/15/2015	5,286,000	5,300,975
Enable Midstream Partners LP,
2.400%, 05/15/2019 (Acquired 05/19/2014, Cost $2,997,780) *	3,000,000	2,849,745
Enbridge, Inc.:
0.976%, 10/01/2016 f	2,100,000	2,089,710
5.600%, 04/01/2017 f	5,125,000	5,359,710
Energy Transfer Partners LP:
6.125%, 02/15/2017	645,000	677,863
2.500%, 06/15/2018	4,000,000	3,982,244
9.700%, 03/15/2019	6,994,000	8,344,206
Enterprise Products Operating LLC:
6.650%, 04/15/2018	5,000,000	5,551,800
1.650%, 05/07/2018	2,000,000	1,986,360

ERAC USA Finance LLC,
2.350%, 10/15/2019 (Acquired 01/21/2015, Cost $5,029,201) *	5,000,000	5,000,685
Express Scripts Holding Co.:
3.125%, 05/15/2016	3,000,000	3,034,140
2.650%, 02/15/2017 @	1,259,000	1,279,727
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	2,761,722	2,987,513
Federal Express Corp. 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 01/20/2012 through 08/19/2015, Cost $1,228,267) *	1,225,000	1,234,740
FedEx Corp.,
2.300%, 02/01/2020	2,000,000	2,008,944
Fidelity National Information Services, Inc.:
1.450%, 06/05/2017	3,000,000	2,975,130
2.000%, 04/15/2018	2,295,000	2,282,816
Fiserv, Inc.:
3.125%, 10/01/2015	2,736,000	2,736,000
2.700%, 06/01/2020	3,500,000	3,527,580
Ford Motor Credit Co. LLC:
2.500%, 01/15/2016	800,000	803,757
8.000%, 12/15/2016	2,000,000	2,149,748
6.625%, 08/15/2017	9,100,000	9,823,978
1.724%, 12/06/2017	1,250,000	1,241,629
Forest Laboratories, Inc.,
4.375%, 02/01/2019 (Acquired 08/13/2014 through 04/29/2015, Cost $10,207,698) *	9,675,000	10,240,185
Freeport-McMoRan, Inc.:
2.150%, 03/01/2017	2,000,000	1,895,000
2.300%, 11/14/2017	11,444,000	10,328,210
General Motors Financial Co., Inc.,
2.750%, 05/15/2016	1,440,000	1,448,827
Georgia-Pacific LLC,
5.400%, 11/01/2020 (Acquired 03/12/2015, Cost $4,002,492) *	3,570,000	4,000,392
Gilead Sciences, Inc.,
2.550%, 09/01/2020	5,000,000	5,031,250
Glencore Canada Corp.,
6.000%, 10/15/2015 f	2,245,000	2,245,000
Glencore Finance (Canada) Ltd.,
2.050%, 10/23/2015 (Acquired 10/18/2012, Cost $2,999,040) * f	3,000,000	2,997,000
Glencore Funding LLC:
1.700%, 05/27/2016 (Acquired 05/22/2013, Cost $2,998,770) *	3,000,000	2,850,000
1.649%, 01/15/2019 (Acquired 06/17/2014, Cost $5,034,419) *	5,000,000	4,087,790
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $597,012) *	600,000	511,500
GTE Corp.,
6.840%, 04/15/2018	140,000	157,982
Gulfstream Natural Gas System LLC,
6.950%, 06/01/2016 (Acquired 07/22/2013 through 08/27/2013, Cost $7,924,297) *	7,646,000	7,896,055
Harris Corp.,
1.999%, 04/27/2018	5,000,000	4,981,810
Heineken NV,
1.400%, 10/01/2017 (Acquired 10/02/2012, Cost $1,993,400) * @ f	2,000,000	1,999,044
Hess Corp.,
8.125%, 02/15/2019	3,982,000	4,650,442
Hewlett Packard Co.,
2.600%, 09/15/2017	500,000	507,418
Hewlett-Packard Co.:
3.000%, 09/15/2016	5,814,000	5,922,472
2.249%, 10/05/2018 (Acquired 09/30/2015, Cost $9,000,000) *	9,000,000	9,000,000
1.226%, 01/14/2019	5,700,000	5,751,249
2.750%, 01/14/2019	1,119,000	1,136,598
HJ Heinz Co.,
2.000%, 07/02/2018 (Acquired 06/23/2015, Cost $9,980,000) * @	10,000,000	10,013,930
Hospira, Inc.,
6.050%, 03/30/2017	9,654,000	10,309,410
Husky Energy, Inc.,
6.200%, 09/15/2017 f	1,000,000	1,067,445
Husky Oil Ltd.,
7.550%, 11/15/2016 f	2,500,000	2,643,120
Hutchison Whampoa International (14) Ltd.,
1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $4,988,500) * f	5,000,000	4,980,695
Hyundai Capital Services, Inc.:
4.375%, 07/27/2016 (Acquired 05/11/2012 through 07/28/2015, Cost $7,361,551) * f	7,238,000	7,419,363
3.500%, 09/13/2017 (Acquired 06/04/2014 through 09/02/2015, Cost $4,512,129) * f	4,375,000	4,509,610
Ingersoll-Rand Global Holding Co. Ltd.:
6.875%, 08/15/2018	7,250,000	8,171,178
2.875%, 01/15/2019	7,000,000	7,117,033
Ingredion, Inc.,
1.800%, 09/25/2017	9,100,000	9,071,144
Johnson Controls, Inc.,
5.500%, 01/15/2016	7,370,000	7,469,517

Kia Motors Corp.,
3.625%, 06/14/2016 (Acquired 02/18/2014, Cost $1,420,215) * f	1,400,000	1,418,719
Kinder Morgan Energy Partners LP,
6.000%, 02/01/2017	250,000	261,521
Kinder Morgan, Inc.:
2.000%, 12/01/2017	3,000,000	2,978,265
7.250%, 06/01/2018	1,710,000	1,890,378
L-3 Communications Corp.,
1.500%, 05/28/2017	2,000,000	1,981,720
Laboratory Corporation of America Holdings:
5.625%, 12/15/2015	2,491,000	2,511,528
3.125%, 05/15/2016	2,000,000	2,023,290
2.625%, 02/01/2020	2,000,000	2,006,168
Lafarge SA,
6.500%, 07/15/2016 f	3,843,000	3,966,341
Marathon Oil Corp.,
6.000%, 10/01/2017	7,805,000	8,390,937
Marathon Petroleum Corp.,
3.500%, 03/01/2016	1,503,000	1,518,252
Masco Corp.,
6.125%, 10/03/2016	9,779,000	10,145,908
Medtronic, Inc.,
1.137%, 03/15/2020	2,250,000	2,238,289
Mondelez International, Inc.,
0.820%, 02/01/2019	9,337,000	9,104,322
Murphy Oil Corp.,
2.500%, 12/01/2017	10,281,000	10,038,070
Mylan, Inc.:
1.800%, 06/24/2016	1,500,000	1,497,276
2.600%, 06/24/2018	1,150,000	1,147,989
Nabors Industries, Inc.,
2.350%, 09/15/2016	2,000,000	1,976,090
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $4,998,350) * f	5,000,000	5,009,080
NBCUniversal Enterprise, Inc.,
0.826%, 04/15/2016 (Acquired 07/03/2013 through 10/21/2013, Cost $2,261,759) *	2,260,000	2,262,488
NiSource Finance Corp.,
6.400%, 03/15/2018	199,000	220,968
Nissan Motor Acceptance Corp.:
1.026%, 09/26/2016 (Acquired 09/19/2013, Cost $5,000,000) *	5,000,000	5,000,385
0.884%, 03/03/2017 (Acquired 02/25/2014, Cost $3,000,000) *	3,000,000	2,990,808
2.650%, 09/26/2018 (Acquired 07/29/2014 through 11/05/2014, Cost $4,440,269) *	4,365,000	4,456,744
Noble Holding International Ltd.:
2.500%, 03/15/2017 @ f	5,510,000	5,124,113
4.000%, 03/16/2018 f	1,848,000	1,750,374
ONEOK Partners LP:
3.250%, 02/01/2016	1,000,000	1,004,459
6.150%, 10/01/2016	5,289,000	5,454,345
2.000%, 10/01/2017	2,858,000	2,839,760
8.625%, 03/01/2019	1,500,000	1,747,985
Pentair Finance SA:
1.875%, 09/15/2017 f	4,000,000	3,956,308
2.900%, 09/15/2018 f	13,000,000	13,042,172
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/25/2015, Cost $12,223,110) * f	12,050,000	11,873,046
PetroLogistics LP / PetroLogistics Finance Corp.,
6.250%, 04/01/2020	11,755,000	12,372,138
Phillips 66,
2.950%, 05/01/2017	3,000,000	3,069,126
Phillips 66 Partners LP,
2.646%, 02/15/2020	2,000,000	1,967,444
Pioneer Natural Resources Co.:
5.875%, 07/15/2016	10,133,000	10,480,613
6.650%, 03/15/2017	1,260,000	1,334,393
6.875%, 05/01/2018	1,000,000	1,097,213
Plum Creek Timberlands LP,
5.875%, 11/15/2015	10,100,000	10,155,156
PPG Industries, Inc.,
1.900%, 01/15/2016	1,552,000	1,556,059
Quest Diagnostics, Inc.,
3.200%, 04/01/2016	2,525,000	2,554,535
Republic Services, Inc.:
3.800%, 05/15/2018	7,990,000	8,384,139
5.500%, 09/15/2019	6,446,000	7,200,137
Rockwood Specialties Group, Inc.,
4.625%, 10/15/2020	4,250,000	4,399,111
Rohm and Haas Co.,
6.000%, 09/15/2017	646,000	697,219

RPM International, Inc.,
6.500%, 02/15/2018	3,870,000	4,245,742
SABMiller Holdings, Inc.,
0.990%, 08/01/2018 (Acquired 08/06/2013 through 11/14/2014, Cost $7,201,574) *	7,180,000	7,147,661
Sunoco, Inc.,
5.750%, 01/15/2017	600,000	622,477
Teck Resources Ltd.,
3.850%, 08/15/2017 f	12,236,000	10,767,680
Telecom Italia Capital,
5.250%, 10/01/2015 f	10,960,000	10,960,000
Telefonica Emisiones SAU:
6.421%, 06/20/2016 f	7,290,000	7,549,305
6.221%, 07/03/2017 @ f	1,344,000	1,450,852
Telefonica Moviles Chile SA,
2.875%, 11/09/2015 (Acquired 11/03/2010 through 04/04/2012, Cost $1,017,238) * f	1,020,000	1,022,134
Temple-Inland, Inc.,
6.625%, 01/15/2018	4,676,000	5,153,471
Tennessee Gas Pipeline Company LLC,
8.000%, 02/01/2016	1,000,000	1,021,242
Texas Eastern Transmission LP,
6.000%, 09/15/2017 (Acquired 05/21/2015, Cost $4,015,663) *	3,705,000	3,996,702
The ADT Corp.,
2.250%, 07/15/2017 @	6,700,000	6,599,500
The Dow Chemical Co.,
8.550%, 05/15/2019	11,427,000	13,813,723
The JM Smucker Co.:
1.750%, 03/15/2018 (Acquired 03/12/2015, Cost $2,546,175) *	2,550,000	2,555,847
2.500%, 03/15/2020 (Acquired 03/12/2015, Cost $2,713,337) *	2,725,000	2,733,298
Thermo Fisher Scientific, Inc.,
1.850%, 01/15/2018	12,000,000	12,001,308
Thomson Reuters Corp.:
0.875%, 05/23/2016 f	4,650,000	4,645,927
1.650%, 09/29/2017 f	7,000,000	6,996,696
Time Warner Cable, Inc.:
5.850%, 05/01/2017	2,355,000	2,492,398
8.750%, 02/14/2019	4,395,000	5,161,321
8.250%, 04/01/2019	1,000,000	1,165,272
Time Warner Co., Inc.,
7.250%, 10/15/2017	7,831,000	8,693,467
Total Capital International:
0.881%, 08/10/2018 f	4,350,000	4,352,197
0.695%, 06/19/2019 f	7,700,000	7,673,134
TransCanada PipeLines Ltd.:
1.007%, 06/30/2016 f	2,575,000	2,573,679
1.875%, 01/12/2018 f	4,000,000	4,018,108
Transocean, Inc.:
5.550%, 12/15/2016 @ f	400,000	395,000
3.000%, 10/15/2017 f	7,400,000	6,697,000
TSMC Global Ltd.:
0.950%, 04/03/2016 (Acquired 03/27/2013, Cost $1,999,760) * f	2,000,000	1,994,650
1.625%, 04/03/2018 (Acquired 08/05/2014 through 09/16/2015, Cost $11,785,553) * f	11,919,000	11,810,942
TTX Co.,
6.050%, 06/15/2016 (Acquired 09/18/2015, Cost $1,550,952) *	1,500,000	1,549,874
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	860,000	942,393
Vale Overseas Ltd.,
6.250%, 01/23/2017 @ f	8,890,000	9,048,775
Valero Energy Corp.:
6.125%, 06/15/2017	1,120,000	1,201,185
9.375%, 03/15/2019	10,349,000	12,621,309
Verizon Communications, Inc.:
2.500%, 09/15/2016	2,057,000	2,085,263
3.650%, 09/14/2018 @	14,000,000	14,757,260
Viacom, Inc.,
6.250%, 04/30/2016	930,000	956,634
Vodafone Group PLC,
0.718%, 02/19/2016 f	2,000,000	1,998,700
Vodafone Group Public Ltd. Co.,
5.625%, 02/27/2017 f	2,000,000	2,115,708
Volkswagen Group of America Finance LLC:
0.699%, 05/23/2017 (Acquired 05/15/2014, Cost $2,750,000) *	2,750,000	2,623,206
0.773%, 11/20/2017 (Acquired 11/12/2014, Cost $4,500,000) *	4,500,000	4,179,064
Walgreen Co.,
5.250%, 01/15/2019	2,330,000	2,555,288
Walgreens Boots Alliance, Inc.,
1.750%, 11/17/2017	1,150,000	1,154,261
WEA Finance LLC / Westfield UK & Europe Finance PLC,
2.700%, 09/17/2019 (Acquired 09/10/2014, Cost $6,986,000) *	7,000,000	6,966,890

Weatherford International Ltd.,
5.500%, 02/15/2016 f	600,000	607,237
Williams Partners LP,
7.250%, 02/01/2017	935,000	994,875
Xerox Corp.:
6.400%, 03/15/2016	2,893,000	2,966,505
6.750%, 02/01/2017	2,626,000	2,795,356
Yara International ASA,
7.875%, 06/11/2019 (Acquired 10/02/2014, Cost $585,549) * f	500,000	584,410
Yum! Brands, Inc.,
6.250%, 04/15/2016	2,000,000	2,051,308
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	4,725,000	4,742,284
Zoetis, Inc.,
1.150%, 02/01/2016	1,000,000	1,000,677
		967,245,870	32.6%
Total Corporate Bonds		1,858,145,976	62.7%

Other Government Related Securities
Centrais Eletricas Brasileiras SA,
7.750%, 11/30/2015 (Acquired 12/06/2012 through 12/06/2012, Cost $3,027,378) * f	3,000,000	2,991,000
CNOOC Finance 2013 Ltd.:
1.125%, 05/09/2016 f	2,575,000	2,571,699
1.750%, 05/09/2018 f	1,000,000	988,868
CNOOC Nexen Finance (2014) ULC,
1.625%, 04/30/2017 f	5,000,000	4,990,690
CNPC General Capital Ltd.,
1.209%, 05/14/2017 (Acquired 05/07/2014, Cost $4,750,000) * f	4,750,000	4,728,815
CNPC HK Overseas Capital Ltd.,
3.125%, 04/28/2016 (Acquired 12/18/2012 through 07/23/2014, Cost $2,393,399) * f	2,375,000	2,399,277
Corp Andina de Fomento,
5.750%, 01/12/2017 f	250,000	264,549
Electricite de France SA,
0.747%, 01/20/2017 (Acquired 01/13/2014, Cost $9,750,000) * f	9,750,000	9,745,418
Export-Import Bank of Korea,
1.036%, 01/14/2017 f	1,570,000	1,572,749
Korea Expressway Corp.,
1.625%, 04/28/2017 (Acquired 06/23/2014, Cost $3,989,480) * f	4,000,000	3,998,636
Korea Hydro & Nuclear Power Co., Ltd.,
2.875%, 10/02/2018 (Acquired 09/25/2013, Cost $2,982,150) * f	3,000,000	3,068,700
Nexen Energy ULC,
6.200%, 07/30/2019 f	2,065,000	2,303,282
Petrobras Global Finance BV,
2.694%, 03/17/2017 f	4,000,000	3,440,000
Petrobras International Finance Co. SA,
3.875%, 01/27/2016 f	6,975,000	6,852,938
Petroleos Mexicanos,
8.000%, 05/03/2019 f	5,000,000	5,659,500
Sinopec Capital (2013) Ltd.,
1.250%, 04/24/2016 (Acquired 01/10/2014, Cost $4,250,048) * f	4,250,000	4,250,791
Sinopec Group Overseas Development [2014] Ltd.,
1.750%, 04/10/2017 (Acquired 04/02/2014, Cost $6,984,110) * f	7,000,000	6,998,173
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $2,987,280) * f	3,000,000	2,956,446
The Korea Development Bank:
0.920%, 01/22/2017 f	5,000,000	4,998,200
3.875%, 05/04/2017 f	2,350,000	2,435,834
3.000%, 03/17/2019 f	2,475,000	2,554,566
		79,770,131	2.7%
Taxable Municipal Bonds
Chippewa Valley Schools,
1.180%, 05/01/2017	7,175,000	7,171,054
City of Bristol VA,
3.002%, 10/01/2020	5,000,000	5,144,750
City of Passaic NJ,
1.882%, 02/01/2016	1,020,000	1,021,673
City of Trenton NJ,
1.722%, 04/01/2016	1,470,000	1,470,720
City of Williston ND,
3.100%, 07/15/2025 (Callable 07/15/2016)	8,000,000	8,018,720
Consolidated Municipalities Electric Power Systems Joint Powers Board,
1.550%, 06/01/2017	590,000	589,646
Cook County School District No 144 Prairie Hills:
2.000%, 12/01/2017	930,000	931,218
2.500%, 12/01/2018	745,000	754,678
County of Dauphin PA,
1.194%, 03/01/2016	1,200,000	1,199,496

County of Miami-Dade FL Aviation Revenue,
5.000%, 10/01/2016	6,200,000	6,476,148
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	725,000	370,627
Indiana Bond Bank,
1.689%, 01/15/2017	1,000,000	1,009,360
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 11/02/2015)	240,000	239,974
New Hampshire Housing Finance Authority:
1.250%, 07/01/2016	865,000	865,519
1.500%, 01/01/2017	830,000	832,930
1.650%, 07/01/2017	790,000	792,267
4.000%, 07/01/2036 (Callable 07/10/2024)	10,380,000	10,728,249
New Jersey Economic Development Authority:
0.000%, 02/15/2016 ^	2,500,000	2,488,675
3.375%, 06/15/2017	5,000,000	5,003,900
2.421%, 06/15/2018	10,000,000	9,909,800
Oakland Redevelopment Agency Successor Agency,
2.271%, 09/01/2018	1,675,000	1,684,849
Ohio Air Quality Development Authority,
5.750%, 06/01/2033	3,000,000	3,081,990
Pittsburgh Public Parking Authority,
0.980%, 12/01/2015	1,000,000	1,000,000
Rhode Island Housing & Mortgage Finance Corp./RI:
1.150%, 04/01/2016	1,175,000	1,178,971
1.930%, 04/01/2017	600,000	604,668
3.000%, 10/01/2034 (Callable 10/01/2022)	10,575,000	10,834,722
Schenectady Metroplex Development Authority/NY,
2.232%, 08/01/2017	200,000	201,318
South Carolina State Public Service Authority,
1.297%, 06/01/2016 (Callable 12/01/2015)	7,100,000	7,104,828
State of Illinois:
4.961%, 03/01/2016	1,760,000	1,787,456
5.090%, 04/01/2017	2,785,000	2,890,774
Tulsa Airports Improvement Trust:
2.592%, 06/01/2017	115,000	118,056
3.042%, 06/01/2018	100,000	104,371
		95,611,407	3.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	154,674	156,965
Federal Home Loan Mortgage Corp. (FHLMC),
Series 5, Class B, 0.907%, 05/15/2019	3,397	3,412
		160,377	0.0%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	245,436	246,094
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	127,811	121,005
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	990,822	814,689
Banc of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	85,410	87,063
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	420,207	427,579
Series 2003-3, Class A1, 5.500%, 05/25/2033	1,185,434	1,227,918
Series 2004-B, Class 2A2, 2.653%, 03/25/2034	3,167,397	3,194,181
Banc of America Mortgage Trust,
Series 2003-10, Class 3A1, 5.000%, 01/25/2019	552,258	565,952
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	1,099,282	1,136,616
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	249,414	254,748
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 2.522%, 07/25/2035	1,407,972	1,392,776
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	5,392,559	5,438,283
Series 2003-9, Class 3A1, 4.750%, 11/25/2018	2,813,010	2,863,861
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	6,808,899	7,237,158
Morgan Stanley Mortgage Loan Trust,
Series 2004-4, Class 1A10, 5.000%, 08/25/2034	35,988	35,931
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034	470,175	480,928
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.041%, 01/25/2035	8,704,076	8,967,192
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.284%, 10/25/2043	12,520,729	12,590,970

WaMu Mortgage Pass-Through Certificates:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	85,332	87,970
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	203,920	211,694
Series 2004-AR3, Class A1, 2.461%, 06/25/2034	9,249,034	9,359,014
		56,741,622	1.9%
Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2005-3, Class A1, 0.440%, 09/25/2035	59,334	59,243
Series 2006-1, Class A3, 0.374%, 04/25/2036	7,025,010	6,971,424
Series 2006-2, Class A3, 0.344%, 09/25/2036	14,324,123	14,135,059
Aegis Asset Backed Securities Trust,
Series 2005-5, Class 1A3, 0.464%, 12/25/2035	5,763,068	5,671,055
Ally Auto Receivables Trust,
Series 2014-SN2, Class A2B, 0.516%, 03/20/2017	9,180,214	9,176,303
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs,
Series 2005-R8, Class A2D, 0.811%, 10/25/2035	6,657,052	6,636,482
Argent Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.534%, 11/25/2035	12,483,977	12,111,892
Barclays Dryrock Issuance Trust:
Series 2014-4, Class A, 0.597%, 09/15/2020	3,925,000	3,921,467
Series 2015-1, Class A, 2.200%, 12/15/2022	6,750,000	6,813,349
California Republic Auto Receivables Trust,
Series 2015-3, Class A3, 1.620%, 11/15/2019	17,500,000	17,518,025
Capital Auto Receivables Asset Trust:
Series 2014-2, Class A2, 0.910%, 04/20/2017	12,000,000	11,999,400
Series 2014-3, Class A2, 1.180%, 12/20/2017	25,685,000	25,682,791
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class A3, 0.374%, 02/25/2036	5,378,067	5,216,973
Chase Issuance Trust,
Series 2014-A1, Class A1, 1.150%, 01/15/2019	14,850,000	14,894,520
Citibank Credit Card Issuance Trust:
Series 2013-A3, Class A3, 1.110%, 07/23/2018	13,300,000	13,340,099
Series 2013-A6, Class A6, 1.320%, 09/07/2018	14,000,000	14,068,376
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	17,603	18,096
Series 1998-3, Class A5, 6.220%, 03/01/2030	235,350	248,883
Countrywide Asset-Backed Certificates:
Series 2006-13, Class 1AF3, 4.738%, 01/25/2037 §	1,244,757	1,624,389
Series 2006-9, Class 1AF3, 4.910%, 10/25/2046 §	1,116,673	1,010,289
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.114%, 12/25/2035	263,018	259,779
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017 (Acquired 04/15/2015 through 09/22/2015, Cost $29,923,274) *	29,925,000	29,911,474
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.834%, 09/25/2034	4,823,473	4,813,865
First National Master Note Trust,
Series 2015-1, Class A, 0.974%, 09/15/2020	6,000,000	6,000,000
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 05/06/2014 through 11/18/2014, Cost $17,948,463) *	17,894,000	18,160,692
Series 2015-1, Class A, 2.120%, 07/15/2026 (Acquired 01/13/2015, Cost $7,422,354) *	7,425,000	7,461,642
GE-WMC Asset-Backed Pass Through Certificates,
Series 2005-1, Class A2C, 0.914%, 10/25/2035	4,017,813	3,981,982
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1, 1.650%, 05/15/2020 (Acquired 05/13/2015, Cost $14,699,441) *	14,700,000	14,676,686
GSAA Trust,
Series 2005-8, Class A4, 0.464%, 06/25/2035	18,067,891	17,547,355
GSAMP Trust,
Series 2006-HE1, Class A2C, 0.404%, 01/25/2036	2,359,241	2,321,207
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.364%, 08/25/2036	2,728,259	2,683,344
J.P. Morgan Mortgage Acquisition Trust:
Series 2006-CH1, Class A1, 0.324%, 07/25/2036	8,720,506	8,384,662
Series 2007-CH1, Class AV4, 0.324%, 11/25/2036	2,132,600	2,128,441
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (Acquired 01/22/2015, Cost $17,572,546) *	17,575,000	17,594,543
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $5,249,036) *	5,250,000	5,261,765
Master Credit Card Trust II:
Series 2012-2A, Class A, 0.780%, 04/21/2017 (Acquired 10/08/2014, Cost $1,700,123) * f	1,700,000	1,700,128
Series 2013-3A, Class A, 0.646%, 01/22/2018 (Acquired 07/25/2013 through 11/05/2014, Cost $8,950,408) * f	8,950,000	8,954,054
MASTR Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 0.424%, 02/25/2036	897,655	890,194
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE2, Class A3B, 0.634%, 01/25/2035	6,819,426	6,739,612
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.364%, 09/25/2036	8,003,334	7,995,322
New Century Home Equity Loan Trust,
Series 2005-B, Class A2C, 0.474%, 10/25/2035	3,048,144	3,039,652

Nomura Holdings, Inc.,
Series 2006-HE2, Class A3, 0.364%, 03/25/2036	5,097,447	4,927,503
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-5, Class A3, 0.404%, 12/25/2035	7,772,173	7,709,498
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	35,135	35,232
Series 2003-RS11, Class AI7, 4.828%, 12/25/2033	297,139	301,521
RASC Series Trust:
Series 2005-AHL2, Class A3, 0.544%, 10/25/2035	11,162,092	10,999,538
Series 2006-KS1, Class A4, 0.494%, 02/25/2036	6,926,606	6,859,294
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,956,591	972,532
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.519%, 10/25/2035 (Acquired 03/13/2014, Cost $10,994,528) *	11,130,177	10,999,721
Soundview Home Loan Trust,
Series 2005-OPT4, Class 2A3, 0.454%, 12/25/2035	2,278,255	2,237,998
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2C, 0.394%, 12/25/2036	2,490,236	2,474,266
Springleaf Funding Trust:
Series 2013-AA, Class A, 2.580%, 09/15/2021 (Acquired 01/09/2014 through 07/15/2015, Cost $10,435,566) *	10,402,557	10,426,660
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 09/11/2015, Cost $7,007,831) *	7,000,000	7,002,996
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.194%, 10/25/2034	14,042,553	13,967,384
Structured Asset Securities Corp. Mortgage Loan Trust:
Series 2007-BC2, Class A3, 0.324%, 03/25/2037	4,699,532	4,681,970
Series 2007-BC3, Class 2A2, 0.334%, 05/25/2047	1,364,854	1,319,615
Synchrony Credit Card Master Note Trust:
Series 2014-1, Class A, 1.610%, 11/15/2020	11,700,000	11,741,582
Series 2012-2, Class A, 2.220%, 01/15/2022	9,243,000	9,392,783
		447,674,607	15.1%
Commercial Mortgage Backed Securities
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3, 5.973%, 03/15/2049	6,818,096	6,888,192
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	17,066,693	17,256,833
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	16,100,000	16,265,862
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	7,050,000	7,402,070
		47,812,957	1.6%
Total Long-Term Investments (Cost $2,889,376,581)		2,886,194,468	97.3%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Cash Advantage Fund, 0.11% «	32,603,336	32,603,336
Short-Term Investments Trust - Liquid Assets Portfolio, 0.16% «	58,000,000	58,000,000
Total Short-Term Investments (Cost $90,603,336)		90,603,336	3.1%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.25%	113,853,589	113,853,589
Total Investment Companies (Cost $113,853,589)		113,853,589	3.8%

Total Investments Purchased with Cash Proceeds From
Securities Lending (Cost $113,853,589)		113,853,589	3.8%
Total Investments (Cost $3,093,833,506)		3,090,651,393	104.2%
Liabilities in Excess of Other Assets		(125,228,866)	(4.2)%
TOTAL NET ASSETS		$2,965,422,527	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At September 30, 2015, the value of these securities total $626,155,324, which represents 21.12% of total net assets.

@	This security or portion of this security is out on loan at September 30, 2015.
«	7-Day Yield
f	Foreign Security
§	Security in Default
^	Non-Income producing

Baird Short-Term Bond Fund
Schedule of Investments, September 30, 2015 (Unaudited)
Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Security	$-	$300,277,391	$-	$300,277,391
Corporate Bonds		1,858,145,976		1,858,145,976
Other Government Related Securities	-	79,770,131	-	79,770,131
Taxable Municipal Bonds	-	95,611,407	-	95,611,407
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	160,377	-	160,377
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	56,741,622	-	56,741,622
Asset Backed Securities	-	447,674,607	-	447,674,607
Commercial Mortgage-Backed Securities	-	47,812,957	-	47,812,957
Total Long-Term Investments	-	2,886,194,468	-	2,886,194,468

Short-Term Investments
Money Market Mutual Funds	90,603,336	-	-	90,535,387
Total Short-Term Investments	90,603,336	-	-	90,535,387

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	113,853,589	-	-	113,853,589
Total Investments Purchased with
Cash Proceeds from Securities Lending	113,853,589	-	-	113,853,589

Total Investments	$204,456,925	$2,886,194,468	$-	$3,090,651,393

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report. See the Fund’s valuation policy in Note 2a to the financial statements.

Baird Intermediate Bond Fund
Schedule of Investments
September 30, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019 @	$47,900,000	$48,156,983
2.625%, 08/15/2020	323,125,000	341,961,249
2.500%, 05/15/2024	153,850,000	160,256,468
		550,374,700	31.0%
Corporate Bonds
Finance
Abbey National Treasury Services PLC,
3.050%, 08/23/2018 f	1,050,000	1,083,517
ABN AMRO Bank NV:
4.250%, 02/02/2017 (Acquired 11/22/2013, Cost $4,655,252) * f	4,500,000	4,658,738
2.500%, 10/30/2018 (Acquired 10/23/2013 through 04/17/2014, Cost $1,200,253) * f	1,200,000	1,216,812
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $2,644,170) * f	2,650,000	2,670,447
AgriBank FCB,
Series AI, 9.125%, 07/15/2019 (Acquired 02/24/2014, Cost $3,461,864) *	2,850,000	3,520,537
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $2,996,190) * f	3,000,000	2,879,277
Ally Financial, Inc.,
8.000%, 12/31/2018	96,000	105,840
American International Group, Inc.,
4.875%, 06/01/2022	3,000,000	3,310,356
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	743,065
ANZ New Zealand (Int’l) Ltd.:
2.600%, 09/23/2019 (Acquired 09/16/2014 through 03/19/2015, Cost $4,158,428) * f	4,140,000	4,187,208
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $3,996,680) * f	4,000,000	4,087,796
Associates Corp. of North America,
6.950%, 11/01/2018	2,579,000	2,941,290
Bank of America Corp.:
5.700%, 05/02/2017	1,100,000	1,160,883
6.875%, 04/25/2018	1,000,000	1,117,636
3.300%, 01/11/2023	3,350,000	3,324,386
4.000%, 04/01/2024 @	2,750,000	2,830,594
BanPonce Trust I,
Series A, 8.327%, 02/01/2027	2,500,000	2,398,642
Barclays Bank PLC:
Series 1, 5.000%, 09/22/2016 f	2,565,000	2,661,154
6.750%, 05/22/2019 f	2,000,000	2,329,858
Barclays PLC,
2.000%, 03/16/2018 @ f	2,600,000	2,598,245
BB&T Corp.,
6.850%, 04/30/2019	2,322,000	2,699,525
BNZ International Funding Ltd.,
2.350%, 03/04/2019 (Acquired 09/03/2014, Cost $2,789,836) * f	2,800,000	2,810,800
BPCE:
5.700%, 10/22/2023 (Acquired 11/10/2014, Cost $3,727,667) * f	3,500,000	3,690,586
4.000%, 04/15/2024 @ f	3,500,000	3,636,832
Caisse Centrale Desjardins,
0.959%, 01/29/2018 (Acquired 01/26/2015, Cost $8,000,000) * f	8,000,000	8,029,880
Capital One Bank (USA) National Association,
2.250%, 02/13/2019	3,500,000	3,487,557
Capital One Financial Corp.,
3.150%, 07/15/2016	2,596,000	2,638,245
Capital One NA:
0.769%, 03/22/2016	2,100,000	2,098,051
0.984%, 02/05/2018	2,000,000	1,996,652
Citigroup, Inc.:
4.450%, 01/10/2017	1,800,000	1,871,714
1.550%, 08/14/2017	1,000,000	1,001,116
6.125%, 11/21/2017	635,000	692,180
1.700%, 04/27/2018	1,500,000	1,492,205
3.750%, 06/16/2024	500,000	508,554
Citizens Bank, National Association,
2.450%, 12/04/2019	8,000,000	7,984,312

CNA Financial Corp.:
6.500%, 08/15/2016	2,000,000	2,090,074
7.350%, 11/15/2019	2,395,000	2,836,053
5.750%, 08/15/2021	1,385,000	1,578,162
Comerica Bank:
5.200%, 08/22/2017	5,570,000	5,911,859
2.500%, 06/02/2020	3,375,000	3,402,158
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 10/03/2014, Cost $4,558,250) * f	4,335,000	4,792,390
Compass Bank,
2.750%, 09/29/2019	6,000,000	5,977,632
Countrywide Financial Corp.,
6.250%, 05/15/2016	2,200,000	2,262,454
Credit Agricole S.A.,
2.750%, 06/10/2020 (Acquired 06/03/2015, Cost $2,994,570) * @ f	3,000,000	3,043,242
Credit Suisse:
2.300%, 05/28/2019 @ f	2,450,000	2,459,498
5.300%, 08/13/2019 f	3,220,000	3,579,919
Credit Suisse Group Funding Guernsey Ltd.,
2.750%, 03/26/2020 (Acquired 03/23/2015, Cost $6,246,812) * f	6,250,000	6,232,538
Deutsche Bank Aktiengesellschaft,
3.250%, 01/11/2016 f	4,250,000	4,278,220
Deutsche Telekom International Finance BV,
2.950%, 08/20/2020 f	3,000,000	3,013,350
Discover Bank of Greenwood DE,
2.600%, 11/13/2018	2,500,000	2,510,480
First Tennessee Bank National Association,
5.650%, 04/01/2016	4,263,000	4,346,205
General Electric Capital Corp.:
6.000%, 08/07/2019	2,700,000	3,122,696
5.500%, 01/08/2020	2,550,000	2,918,181
5.550%, 05/04/2020	2,850,000	3,286,908
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,500,000	1,170,000
Great-West Life & Annuity Insurance Capital LP II,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $1,792,736) *	1,800,000	1,818,180
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $2,013,325) *	2,000,000	2,075,022
HSBC Finance Corp.,
6.676%, 01/15/2021	4,559,000	5,334,149
HSBC USA, Inc.,
2.350%, 03/05/2020	3,500,000	3,451,907
Humana, Inc.,
7.200%, 06/15/2018	2,000,000	2,276,122
ING Bank NV:
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $2,461,635) * f	2,475,000	2,517,003
5.000%, 06/09/2021 (Acquired 06/12/2013, Cost $2,143,586) * f	2,000,000	2,244,598
Invesco Finance PLC,
3.125%, 11/30/2022 f	4,225,000	4,282,735
iStar Financial, Inc.,
5.850%, 03/15/2017	75,000	76,500
J.P. Morgan Chase & Co.:
2.250%, 01/23/2020 @	7,875,000	7,809,488
4.500%, 01/24/2022	3,000,000	3,236,907
Jefferies Group LLC,
6.875%, 04/15/2021	2,000,000	2,247,708
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 04/10/2013 through 04/11/2013, Cost $2,889,215) *	2,325,000	2,812,476
Kemper Corp.,
6.000%, 05/15/2017	600,000	633,781
Keybank National Association,
0.844%, 06/01/2018	8,000,000	7,986,856
Korea Housing Finance Corp.,
1.625%, 09/15/2018 (Acquired 02/26/2013 through 08/28/2014, Cost $1,040,701) * f	1,050,000	1,035,403
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 02/07/2013, Cost $4,025,970) * f	4,000,000	4,070,984
2.500%, 05/16/2018 (Acquired 05/29/2013 through 10/20/2014, Cost $5,021,088) * f	5,000,000	5,012,190
Liberty Mutual Group, Inc.,
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $1,987,300) *	2,000,000	2,068,454
Lloyds Bank PLC:
4.875%, 01/21/2016 f	225,000	227,807
5.800%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012, Cost $2,903,437) * f	2,900,000	3,313,297

M&I Marshall & Ilsley Bank,
5.000%, 01/17/2017	1,000,000	1,042,425
Macquarie Bank Ltd.:
2.000%, 08/15/2016 (Acquired 08/07/2013, Cost $4,998,250) * f	5,000,000	5,035,305
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $2,498,475) * f	2,500,000	2,493,638
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $997,800) * f	1,000,000	998,314
Manulife Financial Corp.,
4.900%, 09/17/2020 f	2,300,000	2,542,427
Marsh & McLennan Cos., Inc.,
2.550%, 10/15/2018	1,000,000	1,022,230
MassMutual Global Funding II,
2.000%, 04/05/2017 (Acquired 03/29/2012, Cost $3,783,470) *	3,800,000	3,849,092
MBIA Insurance Corp.,
11.549%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) *	500,000	227,500
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 01/03/2013, Cost $1,299,337) *	1,300,000	1,294,518
Morgan Stanley:
6.625%, 04/01/2018	1,600,000	1,781,654
7.300%, 05/13/2019	2,700,000	3,152,604
2.375%, 07/23/2019	1,000,000	1,000,105
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	231,158
MUFG Union Bank, National Association,
2.125%, 06/16/2017	1,800,000	1,819,102
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 10/07/2013, Cost $878,874) *	828,000	923,713
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	2,450,000	2,462,250
6.700%, 03/04/2020 f	1,000,000	1,176,690
NYSE Euronext,
2.000%, 10/05/2017 @	800,000	809,244
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015, Cost $6,000,000) *	6,000,000	6,042,588
PNC Bank, National Association,
2.950%, 01/30/2023	4,000,000	3,912,600
Principal Life Global Funding II,
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $1,997,360) *	2,000,000	1,997,998
Protective Life Corp.,
7.375%, 10/15/2019	2,050,000	2,417,848
Prudential Financial, Inc.,
7.375%, 06/15/2019	850,000	1,000,829
Regions Bank,
7.500%, 05/15/2018	2,475,000	2,774,873
Regions Financial Corp.,
2.000%, 05/15/2018	2,000,000	1,998,416
Santander Bank NA,
8.750%, 05/30/2018	4,415,000	5,041,369
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $996,810) * f	1,000,000	1,039,541
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $8,486,910) * f	8,500,000	8,583,963
Societe Generale:
1.406%, 10/01/2018 f	2,000,000	2,017,616
2.625%, 10/01/2018 f	1,000,000	1,019,684
5.200%, 04/15/2021 (Acquired 01/28/2013, Cost $1,360,668) * f	1,250,000	1,408,314
5.000%, 01/17/2024 (Acquired 01/14/2014 through 02/18/2014, Cost $3,127,782) * @ f	3,150,000	3,184,083
Standard Chartered PLC,
0.929%, 04/17/2018 (Acquired 04/13/2015, Cost $8,500,000) * f	8,500,000	8,495,623
Sumitomo Mitsui Banking Corp.:
2.500%, 07/19/2018 f	3,000,000	3,047,070
2.250%, 07/11/2019 f	2,000,000	1,994,460
SunTrust Bank:
5.450%, 12/01/2017	500,000	540,821
7.250%, 03/15/2018	1,506,000	1,688,484
SunTrust Banks, Inc.,
3.600%, 04/15/2016	2,600,000	2,632,237
SUSA Partnership LP,
8.200%, 06/01/2017	2,800,000	3,088,795
Svenska Handelsbanken AB:
2.875%, 04/04/2017 f	1,500,000	1,535,649
2.500%, 01/25/2019 @ f	1,000,000	1,024,679
2.400%, 10/01/2020 f	5,000,000	5,007,820

Swedbank AB:
1.750%, 03/12/2018 (Acquired 03/05/2013, Cost $3,236,383) * f	3,250,000	3,262,591
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $2,595,606) * f	2,600,000	2,635,123
Symetra Financial Corp.,
6.125%, 04/01/2016 (Acquired 08/12/2011 through 12/02/2013, Cost $1,283,034) *	1,269,000	1,296,853
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	5,051,130
4.250%, 08/15/2024	4,000,000	3,985,096
The Bank of Nova Scotia,
2.550%, 01/12/2017 f	150,000	152,654
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.700%, 09/09/2018 (Acquired 09/03/2013, Cost $2,547,756) * f	2,550,000	2,597,114
2.150%, 09/14/2018 (Acquired 09/08/2015, Cost $999,710) * f	1,000,000	1,006,729
2.300%, 03/10/2019 (Acquired 03/04/2014, Cost $998,400) * f	1,000,000	1,002,221
2.300%, 03/05/2020 (Acquired 02/25/2015, Cost $2,998,020) * f	3,000,000	2,983,155
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	1,450,000	1,580,980
7.250%, 02/01/2018	2,275,000	2,546,960
The Charles Schwab Corp.,
6.375%, 09/01/2017	325,000	354,502
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	3,900,000	4,295,253
2.900%, 07/19/2018	1,000,000	1,025,952
7.500%, 02/15/2019	865,000	1,011,015
2.550%, 10/23/2019	2,000,000	2,012,968
3.500%, 01/23/2025	2,000,000	1,968,316
The Hartford Financial Services Group, Inc.:
5.500%, 10/15/2016	1,500,000	1,557,045
5.125%, 04/15/2022	500,000	554,481
The Huntington National Bank:
1.300%, 11/20/2016	4,850,000	4,854,937
2.875%, 08/20/2020	3,500,000	3,539,963
The Royal Bank of Scotland PLC:
5.625%, 08/24/2020 f	3,300,000	3,751,156
6.125%, 01/11/2021 f	1,300,000	1,512,867
UBS AG:
5.875%, 12/20/2017 f	2,000,000	2,177,660
2.950%, 09/24/2020 (Acquired 09/21/2015, Cost $6,214,355) * f	6,225,000	6,236,859
UnitedHealth Group, Inc.,
3.350%, 07/15/2022	1,575,000	1,625,556
Voya Financial, Inc.,
2.900%, 02/15/2018	2,000,000	2,042,156
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $7,474,275) *	7,500,000	7,572,113
Wells Fargo & Co.,
Series N, 2.150%, 01/30/2020 @	7,000,000	6,982,829
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	1,479,000	1,612,236
Westpac Banking Corp.:
1.600%, 01/12/2018 f	1,250,000	1,253,977
4.875%, 11/19/2019 f	2,775,000	3,071,631
Willis Group Holdings PLC,
5.750%, 03/15/2021 f	3,250,000	3,635,450
		421,914,933	23.7%
Utility
Commonwealth Edison Co.,
Series 104, 5.950%, 08/15/2016	375,000	391,242
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	3,619,000	4,523,500
2.000%, 01/27/2020	3,000,000	2,971,335
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,478,705
PPL Energy Supply LLC,
Series A, 5.700%, 10/15/2015	1,950,000	1,940,250
PSEG Power LLC:
2.750%, 09/15/2016	75,000	76,048
5.320%, 09/15/2016	994,000	1,031,121
5.125%, 04/15/2020	220,000	243,108
Public Service Co. of New Mexico,
7.950%, 05/15/2018	2,820,000	3,206,182
RGS I&M Funding Corp.,
Series F*, 9.820%, 06/07/2022	431,265	505,196

Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $3,774,008) * f	3,800,000	3,943,070
West Penn Power Co.,
5.875%, 08/15/2016 (Acquired 10/25/2010, Cost $2,047,274) *	2,000,000	2,074,942
		23,384,699	1.3%
Industrials
21st Century Fox America, Inc.,
8.000%, 10/17/2016	5,575,000	5,958,934
Agrium, Inc.,
3.150%, 10/01/2022 f	1,306,000	1,281,609
Altera Corp.,
2.500%, 11/15/2018	2,000,000	2,034,728
America Movil, SAB de CV,
1.336%, 09/12/2016 f	3,200,000	3,199,158
Ameritech Capital Funding Corp.:
9.100%, 06/01/2016	275,154	287,359
6.450%, 01/15/2018	2,758,000	3,026,309
Anadarko Petroleum Corp.:
5.950%, 09/15/2016	2,270,000	2,359,029
6.375%, 09/15/2017	2,000,000	2,158,260
6.950%, 06/15/2019	1,000,000	1,128,514
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 07/11/2012, Cost $2,375,503) * f	2,000,000	2,115,060
Apple, Inc.,
2.400%, 05/03/2023	2,000,000	1,938,368
Boardwalk Pipelines LP,
5.200%, 06/01/2018	2,500,000	2,526,278
Boston Scientific Corp.,
4.125%, 10/01/2023	3,000,000	3,069,246
BP Capital Markets:
4.750%, 03/10/2019 f	2,500,000	2,734,038
2.521%, 01/15/2020 f	2,650,000	2,685,979
3.245%, 05/06/2022 f	1,000,000	1,006,430
British Telecommunications PLC,
5.950%, 01/15/2018 f	2,000,000	2,191,910
Bunge Limited Finance Corp.:
4.100%, 03/15/2016	2,742,000	2,776,511
3.200%, 06/15/2017	1,300,000	1,324,180
Bunge NA Finance LP,
5.900%, 04/01/2017	575,000	606,896
Cardinal Health, Inc.,
1.950%, 06/15/2018	5,600,000	5,606,026
Celgene Corp.,
4.000%, 08/15/2023 @	2,000,000	2,056,480
Charter Communications, Inc.,
4.464%, 07/23/2022 (Acquired 07/09/2015, Cost $7,150,000) * @	7,150,000	7,153,775
Chevron Phillips Chemical Co. LLC,
2.450%, 05/01/2020 (Acquired 05/07/2015, Cost $4,123,680) *	4,125,000	4,155,768
Coca-Cola FEMSA, S.A.B. de C.V.,
2.375%, 11/26/2018 f	3,425,000	3,450,345
Comcast Cable Communications, LLC,
8.875%, 05/01/2017	550,000	615,493
Comcast Corp.,
2.850%, 01/15/2023 @	1,475,000	1,469,492
ConAgra Foods, Inc.:
0.662%, 07/21/2016	2,125,000	2,119,016
7.000%, 04/15/2019	1,583,000	1,820,689
Cox Communications, Inc.:
3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $3,594,456) *	3,600,000	3,420,162
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,492,215) *	4,500,000	4,262,683
CVS Health Corp.:
2.250%, 08/12/2019	3,375,000	3,411,386
4.000%, 12/05/2023	4,425,000	4,688,124
D.R. Horton, Inc.,
6.500%, 04/15/2016 @	1,000,000	1,018,750
Daimler Finance North America LLC,
2.250%, 07/31/2019 (Acquired 07/25/2012, Cost $2,285,234) * @	2,300,000	2,239,294
DCP Midstream LLC,
9.750%, 03/15/2019 (Acquired 10/15/2012, Cost $1,889,373) *	1,600,000	1,792,254
Deutsche Telekom International Finance BV:
2.250%, 03/06/2017 (Acquired 03/24/2015, Cost $1,418,898) * f	1,400,000	1,418,820
6.750%, 08/20/2018 f	2,850,000	3,230,677
6.000%, 07/08/2019 f	1,700,000	1,934,738

Devon Energy Corp.,
6.300%, 01/15/2019	910,000	1,018,737
Ecolab, Inc.,
1.450%, 12/08/2017	4,000,000	3,980,320
El Paso Pipeline Partners Operating Co. LLC,
4.100%, 11/15/2015	3,000,000	3,008,499
Energy Transfer Partners LP,
9.700%, 03/15/2019	2,457,000	2,931,329
Enterprise Products Operating LLC,
2.550%, 10/15/2019	3,000,000	2,991,402
ERAC USA Finance LLC,
2.350%, 10/15/2019 (Acquired 06/30/2014 through 01/08/2015, Cost $4,644,303) *	4,650,000	4,650,637
Express Scripts Holding Co.:
2.650%, 02/15/2017	2,000,000	2,032,926
7.250%, 06/15/2019	1,000,000	1,165,235
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	1,715,917	1,856,205
Fidelity National Information Services, Inc.,
3.875%, 06/05/2024	3,900,000	3,711,774
Fiserv, Inc.:
4.750%, 06/15/2021	1,630,000	1,776,237
3.500%, 10/01/2022	2,850,000	2,886,996
FMC Corp.,
4.100%, 02/01/2024 @	2,000,000	2,016,500
Ford Motor Credit Co. LLC:
2.500%, 01/15/2016	3,000,000	3,014,091
1.724%, 12/06/2017	3,300,000	3,277,900
5.750%, 02/01/2021 @	2,000,000	2,246,688
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.,
6.750%, 02/01/2022	1,649,000	1,447,410
Freeport-McMoRan, Inc.:
3.550%, 03/01/2022 @	2,000,000	1,500,000
3.875%, 03/15/2023 @	1,100,000	818,125
Glencore Canada Corp.,
6.000%, 10/15/2015 f	1,024,000	1,024,000
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013 through 10/29/2013, Cost $4,325,744) *	4,400,000	3,751,000
4.125%, 05/30/2023 (Acquired 04/03/2014, Cost $1,456,467) *	1,500,000	1,180,313
4.625%, 04/29/2024 (Acquired 10/08/2014, Cost $1,027,076) * @	1,000,000	750,000
Grupo Bimbo, SAB de CV,
3.875%, 06/27/2024 (Acquired 06/24/2014, Cost $2,987,700) * f	3,000,000	2,905,380
GTE Corp.,
8.750%, 11/01/2021	2,150,000	2,768,579
Hanson Ltd.,
6.125%, 08/15/2016 f	650,000	668,330
Hess Corp.,
8.125%, 02/15/2019	1,200,000	1,401,439
Hewlett-Packard Co.:
3.300%, 12/09/2016	3,500,000	3,571,445
2.750%, 01/14/2019	2,550,000	2,590,104
Historic TW, Inc.,
6.875%, 06/15/2018	392,000	443,142
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 10/16/2009 through 04/16/2014, Cost $6,015,183) * f	5,400,000	6,336,873
Hutchison Whampoa International (14) Ltd.,
1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $1,995,400) * f	2,000,000	1,992,278
Hyundai Capital Services, Inc.,
3.500%, 09/13/2017 (Acquired 08/04/2014 through 09/30/2014, Cost $6,348,129) * f	6,150,000	6,339,223
Ingersoll-Rand Co.,
6.391%, 11/15/2027 f	1,195,000	1,446,711
Ingersoll-Rand Global Holding Co. Ltd.,
2.875%, 01/15/2019	5,000,000	5,083,595
Ingredion, Inc.,
1.800%, 09/25/2017	1,275,000	1,270,957
Johnson Controls, Inc.,
4.250%, 03/01/2021	2,000,000	2,114,278
Kinder Morgan Finance Co. LLC,
5.700%, 01/05/2016	2,500,000	2,525,828
Kraft Foods Group, Inc.,
3.500%, 06/06/2022	2,000,000	2,040,488
Laboratory Corporation of America Holdings,
4.625%, 11/15/2020	400,000	429,302

Lafarge SA,
6.500%, 07/15/2016 f	625,000	645,059
Martin Marietta Materials, Inc.,
6.600%, 04/15/2018	75,000	83,451
Masco Corp.,
6.125%, 10/03/2016	2,200,000	2,282,544
MeadWestvaco Corp.,
7.375%, 09/01/2019 @	2,033,000	2,385,404
Medco Health Solutions, Inc.,
7.125%, 03/15/2018	1,850,000	2,075,780
Merey Sweeny LP,
8.850%, 12/18/2019 (Acquired 06/11/2013, Cost $1,501,577) *	1,335,549	1,521,586
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019 (Acquired 09/30/2014, Cost $1,109,830) *	1,000,000	977,500
Murphy Oil Corp.,
3.700%, 12/01/2022	5,000,000	4,155,585
Nabors Industries, Inc.,
6.150%, 02/15/2018	825,000	868,892
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $2,999,010) * f	3,000,000	3,005,448
Noble Energy, Inc.:
8.250%, 03/01/2019 @	1,000,000	1,174,466
4.150%, 12/15/2021	450,000	452,829
ONEOK Partners LP,
3.375%, 10/01/2022	6,000,000	5,396,820
Pearson Funding Two PLC,
4.000%, 05/17/2016 (Acquired 10/03/2014, Cost $5,291,567) * f	5,200,000	5,291,692
Pentair Finance SA:
2.900%, 09/15/2018 f	3,175,000	3,185,300
3.625%, 09/15/2020 f	5,500,000	5,568,755
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/19/2014, Cost $6,941,851) * f	6,880,000	6,778,967
Phillips 66 Partners LP,
3.605%, 02/15/2025	2,000,000	1,834,260
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	1,225,000	1,344,086
Plum Creek Timberlands LP,
5.875%, 11/15/2015	2,445,000	2,458,352
POSCO,
5.250%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011, Cost $2,977,573) * @ f	3,000,000	3,375,078
R.R. Donnelley & Sons Co.:
8.600%, 08/15/2016	1,000,000	1,047,500
6.125%, 01/15/2017	43,000	43,967
7.625%, 06/15/2020 @	1,000,000	1,037,290
Rio Tinto Finance (USA) Ltd.:
9.000%, 05/01/2019 f	2,975,000	3,639,475
3.750%, 09/20/2021 f	500,000	512,382
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) *	1,000,000	970,000
Rockwell Automation, Inc.,
2.875%, 03/01/2025	3,000,000	2,979,435
SABMiller Holdings, Inc.,
0.990%, 08/01/2018 (Acquired 10/28/2014, Cost $3,994,788) *	3,980,000	3,962,074
Samarco Mineracao SA,
5.375%, 09/26/2024 (Acquired 09/23/2014, Cost $1,670,511) * @ f	1,675,000	1,349,631
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $1,994,680) * f	2,000,000	1,998,920
Sprint Communications, Inc.,
6.000%, 12/01/2016	500,000	492,813
Sunoco, Inc.,
5.750%, 01/15/2017	1,275,000	1,322,764
Sysco Corp.:
2.600%, 10/01/2020	7,600,000	7,606,498
2.600%, 06/12/2022	150,000	145,263
TC PipeLines LP,
4.375%, 03/13/2025	2,500,000	2,399,980
Teck Resources Ltd.,
3.150%, 01/15/2017 f	1,000,000	941,250
Telecom Italia Capital,
5.250%, 10/01/2015 f	4,425,000	4,425,000

Telefonica Emisiones SAU:
6.421%, 06/20/2016 f	3,450,000	3,572,717
6.221%, 07/03/2017 f	1,000,000	1,079,503
3.192%, 04/27/2018 f	1,000,000	1,022,782
Telstra Corp. Ltd.,
3.125%, 04/07/2025 (Acquired 03/30/2015, Cost $5,640,395) * f	5,650,000	5,503,032
Teva Pharmaceutical Finance IV, LLC,
2.250%, 03/18/2020 @	1,250,000	1,234,056
Texas Eastern Transmission LP,
6.000%, 09/15/2017 (Acquired 11/07/2013 through 11/14/2014, Cost $2,232,875) *	2,073,000	2,236,211
The Dow Chemical Co.,
8.550%, 05/15/2019	2,800,000	3,384,828
The Mosaic Co.,
4.250%, 11/15/2023	2,000,000	2,028,058
Time Warner Cable, Inc.,
5.850%, 05/01/2017	1,000,000	1,058,343
Time Warner, Inc.:
4.700%, 01/15/2021 @	1,325,000	1,446,876
4.750%, 03/29/2021	2,000,000	2,174,714
3.600%, 07/15/2025 @	4,000,000	3,916,800
TransCanada PipeLines Ltd.:
1.875%, 01/12/2018 f	3,000,000	3,013,581
9.875%, 01/01/2021 f	150,000	198,795
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $3,297,789) * f	3,300,000	3,270,082
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	1,245,000	1,364,278
United AirLines, Inc. Pass Through Trust,
Series 91A2, 10.020%, 03/22/2024 ** § †	63,331	18,366
Vale Overseas Ltd.:
6.250%, 01/23/2017 @ f	1,650,000	1,679,469
4.375%, 01/11/2022 @ f	2,425,000	2,138,705
Valero Energy Corp.,
9.375%, 03/15/2019	5,898,000	7,193,012
Verizon Communications, Inc.:
5.150%, 09/15/2023 @	6,100,000	6,738,609
4.150%, 03/15/2024 @	2,000,000	2,068,760
Viacom, Inc.,
6.250%, 04/30/2016	199,000	204,699
Vulcan Materials Co.,
7.000%, 06/15/2018	2,000,000	2,230,000
Wabtec Corp.,
4.375%, 08/15/2023	3,000,000	3,111,204
Walgreen Co.,
5.250%, 01/15/2019	605,000	663,497
Waste Management, Inc.,
3.125%, 03/01/2025	1,975,000	1,933,458
Wesfarmers Ltd.,
1.874%, 03/20/2018 (Acquired 03/13/2013, Cost $3,900,000) * f	3,900,000	3,910,901
Williams Partners LP:
5.250%, 03/15/2020	1,000,000	1,065,925
4.125%, 11/15/2020 @	1,475,000	1,501,279
4.300%, 03/04/2024	2,500,000	2,268,207
		360,203,887	20.3%
Total Corporate Bonds		805,503,519	45.3%

Other Government Related Securities
CDP Financial, Inc.,
4.400%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,000,000	1,099,301
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011, Cost $1,151,660) * f	1,150,000	862,500
CNOOC Finance 2013 Ltd.,
3.000%, 05/09/2023 f	2,000,000	1,873,282
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	5,150,000	5,189,140
Corp Andina de Fomento,
4.375%, 06/15/2022 f	680,000	738,058
Export-Import Bank of Korea,
2.250%, 01/21/2020 f	3,200,000	3,192,899
KFW,
4.875%, 06/17/2019 f	3,250,000	3,665,789

Korea Electric Power Corp.,
6.750%, 08/01/2027 f	300,000	381,664
Korea Gas Corp.,
2.875%, 07/29/2018 (Acquired 07/22/2013, Cost $994,790) * f	1,000,000	1,023,258
Mexico Government International Bond,
5.125%, 01/15/2020 @ f	2,650,000	2,915,000
Petrobras Global Finance BV,
2.694%, 03/17/2017 f	1,700,000	1,462,000
Petrobras International Finance Co. SA,
3.875%, 01/27/2016 f	4,175,000	4,101,937
Petroleos Mexicanos:
3.125%, 01/23/2019 f	2,000,000	1,957,500
5.500%, 01/21/2021 f	2,000,000	2,102,900
Sinopec Group Overseas Development Ltd.,
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $2,987,280) * f	3,000,000	2,956,446
The Korea Development Bank,
3.875%, 05/04/2017 f	2,150,000	2,228,529
		35,750,203	2.0%
Taxable Municipal Bonds
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,073,810
4.459%, 08/01/2019	1,340,000	1,462,074
California Qualified School Bond Joint Powers Authority,
5.955%, 03/01/2019	3,375,000	3,739,095
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,690,275
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,235,720
City of Bristol VA,
3.668%, 10/01/2022 (Callable 10/01/2020)	7,500,000	7,637,175
County of Contra Costa CA,
5.140%, 06/01/2017	2,500,000	2,610,775
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,243,283
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,159,240
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	3,525,000	1,802,015
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 11/02/2015)	880,000	879,903
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	1,820,000	1,869,686
New Jersey Economic Development Authority,
1.802%, 06/15/2017	5,000,000	4,990,150
North Carolina Housing Finance Agency,
4.000%, 01/01/2030 (Callable 07/01/2021)	370,000	377,208
North East Independent School District/TX,
5.240%, 08/01/2027	2,100,000	2,416,071
State of California,
5.500%, 03/01/2016	500,000	510,205
		37,696,685	2.1%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	298,640	303,064
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	107,290	117,521
6.000%, 07/01/2028	7,863	8,982
Federal Home Loan Mortgage Corp. (FHLMC):
1.375%, 05/01/2020 @	10,000,000	9,990,870
2.375%, 01/13/2022	300,000	308,973
Series 74, Class F, Class F, 6.000%, 10/15/2020	1,116	1,181
Series 1395, Class G, 6.000%, 10/15/2022	9,481	10,392
Federal National Mortgage Association (FNMA):
Series 1989-2, Class D, 8.800%, 01/25/2019	3,991	4,289
Series 1990-108, Class G, 7.000%, 09/25/2020	4,481	4,875
Series G-29, Class O, 8.500%, 09/25/2021	540	612
Series 1991-137, Class H, 7.000%, 10/25/2021	28,779	31,793
Series 1993-32, Class H, 6.000%, 03/25/2023	17,774	19,309
Government National Mortgage Association (GNMA),
Series 1999-4, Class ZB, 6.000%, 02/20/2029	103,723	117,066
		10,918,927	0.6%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	282,251	283,008
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009, Cost $248,994) * §	251,606	245,260
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	443,953	432,782
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 §	69,423	69,499
Banc of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	66,018	66,501
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	208,195	211,848
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	319,416	327,427
Series 2005-6, Class 7A1, 5.500%, 07/25/2020 §	14,673	14,308
Series 2006-2, Class 7A1, 6.000%, 03/25/2021 §	238,726	236,789
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	413,074	344,463
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	4,301,714	4,634,065
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.112%, 07/25/2034	2,597,908	2,603,699
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-3, Class 3A27, 5.500%, 07/25/2035	6,640	6,657
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	524,251	520,817
Series 2006-A1, Class 2A1, 2.561%, 03/25/2036 §	549,601	459,516
Lehman Mortgage Trust,
Series 2006-4, Class 3A1, 5.000%, 08/25/2021 §	104,634	101,298
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	280,632	284,307
Series 2004-3, Class 1A1, 5.000%, 03/25/2019	71,985	73,400
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	72,009	74,284
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	27,391	27,718
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	78,156	84,135
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.041%, 01/25/2035	5,802,718	5,978,128
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.284%, 10/25/2043	7,512,438	7,554,582
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	364,899	372,994
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	572,346	590,673
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	208,024	216,837
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	204,796	211,127
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	139,432	144,748
Series 2004-AR3, Class A1, 2.461%, 06/25/2034	5,426,100	5,490,622
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	4,293,402	4,585,306
Wells Fargo Mortgage Backed Securities,
Series 2005-AR10, Class 2A17, 2.685%, 06/25/2035	8,526,399	8,677,725
		44,924,523	2.5%
Asset Backed Securities
Amresco Residential Securities Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027	12,601	13,498
Argent Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.534%, 11/25/2035	2,395,008	2,323,624
Capital Auto Receivables Asset Trust:
Series 2014-2, Class A2, 0.910%, 04/20/2017	5,725,000	5,724,714
Series 2015-2, Class A2, 1.390%, 09/20/2018	10,125,000	10,145,199
Series 2015-3, Class A2, 1.670%, 01/22/2019	6,875,000	6,888,448
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028	3,921	3,947
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	4,625	4,728
Series 1998-2, Class A5, 6.240%, 12/01/2028	274,136	281,801
Series 1998-3, Class A5, 6.220%, 03/01/2030	429,907	454,627
Series 1998-4, Class A5, 6.180%, 04/01/2030	171,450	183,072
Countrywide Asset-Backed Certificates:
Series 2006-S3, Class A2, 6.085%, 06/25/2021 §	41,619	252,692
Series 2004-12, Class AF6, 4.634%, 03/25/2035	19,348	19,874
Series 2005-1, Class AF6, 5.030%, 07/25/2035	877,449	892,548
Series 2006-13, Class 1AF3, 4.738%, 01/25/2037 §	187,088	244,147
Series 2006-9, Class 1AF3, 4.910%, 10/25/2046 §	1,027,339	929,465
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017 (Acquired 04/15/2015, Cost $17,999,352) *	18,000,000	17,991,864

Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	2,791	2,804
Series 1999-1, Class A6F, 6.340%, 12/15/2028	3	3
Series 1999-2, Class A7F, 7.030%, 08/15/2030	388,683	405,559
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.834%, 09/25/2034	3,002,612	2,996,631
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 10/07/2014 through 10/09/2014, Cost $10,905,289) *	10,859,000	11,020,843
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 10/07/2014, Cost $11,745,689) *	11,750,000	11,917,461
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029	3,756	3,757
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 0.324%, 07/25/2036	4,185,843	4,024,638
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (Acquired 01/22/2015, Cost $10,048,597) *	10,050,000	10,061,176
New Century Home Equity Loan Trust,
Series 2005-B, Class A2C, 0.474%, 10/25/2035	597,436	595,772
Nomura Holdings, Inc.,
Series 2006-HE2, Class A3, 0.364%, 03/25/2036	6,796,595	6,570,004
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	79,338	84,383
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 07/30/2015 through 07/31/2015, Cost $4,258,966) *	4,250,000	4,249,668
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	6,555	6,653
RAMP Series Trust:
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	74,301	75,148
Series 2006-NC1, Class A2, 0.384%, 01/25/2036	1,023,514	1,019,588
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 0.574%, 11/25/2037	4,205,803	4,079,355
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.519%, 10/25/2035 (Acquired 03/13/2014, Cost $6,089,277) *	6,164,406	6,092,153
Soundview Home Loan Trust,
Series 2003-2, Class A2, 1.494%, 11/25/2033	3,342,041	3,305,338
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 0.864%, 10/25/2035	3,432,510	3,343,653
Series 2006-BC1, Class A2D, 0.494%, 12/25/2036	7,617,879	7,388,451
Springleaf Funding Trust,
Series 2013-AA, Class A, 2.580%, 09/15/2021 (Acquired 02/14/2014, Cost $1,806,633) *	1,800,373	1,804,545
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.194%, 10/25/2034	6,543,594	6,508,566
Synchrony Credit Card Master Note Trust:
Series 2014-1, Class A, 1.610%, 11/15/2020	3,825,000	3,838,594
Series 2012-2, Class A, 2.220%, 01/15/2022	8,250,000	8,383,691
TCF Auto Receivables Owner Trust,
Series 2014-1A, Class A4, 1.560%, 01/15/2020 (Acquired 05/29/2015 through 06/12/2015, Cost $15,615,921) *	15,575,000	15,630,431
Wells Fargo Home Equity Asset-Backed Securities,
Series 2004-2, Class A33, 0.694%, 10/25/2034	3,473,159	3,369,655
		163,132,768	9.2%
Commercial Mortgage Backed Securities
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	8,547,222	8,642,446
Federal National Mortgage Association (FNMA),
Series 2013-M1, Class ASQ2, 1.074%, 11/25/2016	1,945,409	1,952,107
FHLMC Multifamily Structured Pass Through Certificates:
Series K702, Class A2, 3.154%, 02/25/2018	303,595	315,934
Series K704, Class A2, 2.412%, 08/25/2018	300,000	308,502
Series K705, Class A2, 2.303%, 09/25/2018	3,000,000	3,078,813
Series K708, Class A2, 2.130%, 01/25/2019	8,300,000	8,478,915
Series K003, Class A4, 5.053%, 01/25/2019	9,000,000	9,967,050
Series K004, Class A2, 4.186%, 08/25/2019	5,875,000	6,430,146
Series K005, Class A2, 4.317%, 11/25/2019	4,975,000	5,485,987
Series K006, Class A2, 4.251%, 01/25/2020	2,643,000	2,913,979
Series KF02, Class A3, 0.824%, 07/25/2020	3,548,868	3,564,817
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2011-C5, Class A3, 4.171%, 08/15/2046	5,000,000	5,470,110
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	8,004,000	8,086,457
NCUA Guaranteed Notes Trust,
Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,817,208	1,828,993
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class ASB, 3.244%, 12/15/2047	16,400,000	16,905,136

WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,000,000	8,399,512
Series 2014-C21, Class A2, 2.917%, 08/15/2047	2,435,234	2,518,738
Series 2014-C24, Class ASB, 3.324%, 11/15/2047	8,275,000	8,585,520
		102,933,162	5.8%
Total Long-Term Investments (Cost $1,733,310,380)		1,751,234,487	98.5%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.11% «	2,754,764	2,754,764
Short-Term Investments Trust - Liquid Assets Portfolio, 0.16% «	35,000,000	35,000,000
Total Short-Term Investments (Cost $37,754,764)		37,754,764	2.1%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.25% «	91,643,028	91,643,028
Total Investment Companies (Cost $91,643,028)		91,643,028	5.2%

Total Investments Purchased with Cash Proceeds From
Securities Lending (Cost $91,643,028)		91,643,028	5.2%
Total Investments (Cost $1,862,708,172)		1,880,632,279	105.8%
Liabilities in Excess of Other Assets		(103,699,920)	(5.8)%
TOTAL NET ASSETS		$1,776,932,359	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At September 30, 2015, the value of these securities total $342,542,364, which represents 19.28% of total net assets.

**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2015.
f	Foreign Security
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.

Baird Intermediate Bond Fund
Schedule of Investments, September 30, 2015 (Unaudited)
Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$550,374,700	$-	$550,374,700
Corporate Bonds	-	805,485,153	18,366	805,503,519
Other Government Related Securities	-	35,750,203	-	35,750,203
Taxable Municipal Bonds	-	37,696,685	-	37,696,685
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	10,918,927	-	10,918,927
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	44,924,523	-	44,924,523
Asset Backed Securities	-	163,132,768	-	163,132,768
Commercial Mortgage-Backed Securities	-	102,933,162	-	102,933,162
Total Long-Term Investments	-	1,751,216,121	18,366	1,751,234,487

Short-Term Investments
Money Market Mutual Funds	37,754,764	-	-	37,754,764
Total Short-Term Investments	37,754,764	-	-	37,754,764

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	91,643,028	-	-	91,643,028
Total Investments Purchased with
Cash Proceeds from Securities Lending	91,643,028	-	-	91,643,028

Total Investments	$129,397,792	$1,751,216,121	$18,366	$1,880,632,279

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2014	$20,511
Accrued discounts/premiums	-
Realized gain (loss)	(1,555)
Change in unrealized appreciation (depreciation)	6,805
Purchases	-
Sales	(7,395)
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2015	$18,366

* Transfers between levels are recognized at the end of the reporting period.

Baird Aggregate Bond Fund
Schedule of Investments
September 30, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019	$27,325,000	$27,471,599
2.625%, 08/15/2020	336,475,000	356,089,474
2.500%, 05/15/2024	75,900,000	79,060,552
5.250%, 11/15/2028 @	82,501,500	110,410,190
3.500%, 02/15/2039	423,280,900	477,447,733
		1,050,479,548	17.4%
Corporate Bonds
Finance
ABN AMRO Bank NV:
2.500%, 10/30/2018 (Acquired 10/23/2013 through 01/13/2014, Cost $11,025,969) * f	11,033,000	11,187,572
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $8,980,200) * f	9,000,000	9,069,444
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $5,992,380) * f	6,000,000	5,758,554
Ally Financial, Inc.,
8.000%, 12/31/2018	360,000	396,900
American International Group, Inc.:
6.400%, 12/15/2020	830,000	983,786
4.875%, 06/01/2022	4,903,000	5,410,225
4.125%, 02/15/2024	893,000	938,167
3.875%, 01/15/2035	4,875,000	4,484,391
8.175%, 05/15/2058	893,000	1,180,992
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	1,785,000	2,111,523
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	263,022
ANZ New Zealand (Int’l) Ltd.:
1.750%, 03/29/2018 (Acquired 03/24/2015 through 06/15/2015, Cost $2,434,251) * f	2,435,000	2,432,202
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $15,337,260) * @ f	15,350,000	15,686,917
Aon PLC,
4.000%, 11/27/2023 f	6,150,000	6,341,616
Associates Corp. of North America,
6.950%, 11/01/2018	4,764,000	5,433,232
Australia and New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $5,991,840) * @ f	6,000,000	5,995,974
BAC Capital Trust VI,
5.625%, 03/08/2035 ^	357,000	391,235
Bank of America Corp.:
6.400%, 08/28/2017	893,000	969,071
6.875%, 04/25/2018	3,162,000	3,533,965
7.750%, 05/14/2038	1,138,000	1,555,999
Bank of Montreal,
1.800%, 07/31/2018 f	3,600,000	3,612,240
BanPonce Trust I,
Series A, 8.327%, 02/01/2027	1,941,000	1,862,306
Barclays Bank PLC:
6.050%, 12/04/2017 (Acquired 05/27/2015, Cost $10,818,533) * f	10,000,000	10,814,470
2.500%, 02/20/2019 f	2,000,000	2,034,216
6.750%, 05/22/2019 f	3,570,000	4,158,796
3.750%, 05/15/2024 f	1,450,000	1,465,833
Barclays PLC,
3.650%, 03/16/2025 f	8,100,000	7,733,443
BB&T Corp.,
2.625%, 06/29/2020	5,000,000	5,069,770
BNP Paribas SA:
2.375%, 05/21/2020 f	10,000,000	10,032,690
3.250%, 03/03/2023 @ f	3,570,000	3,593,726
BNZ International Funding Ltd.,
2.350%, 03/04/2019 (Acquired 09/03/2014 through 04/17/2015, Cost $7,345,457) * f	7,300,000	7,328,156
BPCE:
1.161%, 02/10/2017 f	2,544,000	2,551,573
2.500%, 07/15/2019 @ f	1,925,000	1,948,395
2.250%, 01/27/2020 @ f	6,000,000	6,010,326
5.700%, 10/22/2023 (Acquired 10/15/2013 through 09/30/2014, Cost $8,218,024) * f	8,055,000	8,493,619
4.000%, 04/15/2024 @ f	2,500,000	2,597,738
4.625%, 07/11/2024 (Acquired 04/24/2015, Cost $5,750,864) * f	5,625,000	5,484,178
Caisse Centrale Desjardins:
1.550%, 09/12/2017 (Acquired 07/07/2015, Cost $4,006,489) * f	4,000,000	3,998,764
0.959%, 01/29/2018 (Acquired 01/26/2015, Cost $19,000,000) * f	19,000,000	19,070,965

Capital One Bank (USA) National Association,
3.375%, 02/15/2023	8,150,000	7,927,203
Capital One NA:
0.984%, 02/05/2018	3,625,000	3,618,932
2.400%, 09/05/2019	12,000,000	11,921,304
Citigroup, Inc.:
4.450%, 01/10/2017	893,000	928,578
6.125%, 11/21/2017	2,477,000	2,700,047
1.850%, 11/24/2017 @	6,100,000	6,114,292
1.700%, 04/27/2018	13,000,000	12,932,439
3.750%, 06/16/2024	1,000,000	1,017,109
Citizens Bank, National Association,
2.450%, 12/04/2019	19,300,000	19,262,153
CNA Financial Corp.:
6.500%, 08/15/2016	11,069,000	11,567,514
5.750%, 08/15/2021	7,199,000	8,203,023
7.250%, 11/15/2023	4,000,000	4,753,692
Comerica Bank,
2.500%, 06/02/2020	29,000,000	29,233,363
Commonwealth Bank of Australia,
0.884%, 10/08/2015 (Acquired 01/09/2013, Cost $4,263,019) * f	4,263,000	4,263,000
Compass Bank:
2.750%, 09/29/2019	16,216,000	16,155,547
3.875%, 04/10/2025	13,000,000	12,118,600
Countrywide Financial Corp.,
6.250%, 05/15/2016	4,757,000	4,892,042
Credit Agricole SA:
1.177%, 10/03/2016 (Acquired 09/26/2013, Cost $1,500,000) * f	1,500,000	1,504,451
6.637%, 05/31/2017 (Acquired 05/23/2007, Cost $893,000) * f	893,000	915,325
Credit Suisse:
1.700%, 04/27/2018 f	6,000,000	5,976,384
5.300%, 08/13/2019 @ f	1,406,000	1,563,157
5.400%, 01/14/2020 f	5,000,000	5,542,595
3.000%, 10/29/2021 @ f	7,000,000	7,014,434
3.625%, 09/09/2024 f	4,325,000	4,332,171
Credit Suisse Group Funding Guernsey Ltd.:
2.750%, 03/26/2020 (Acquired 03/23/2015, Cost $4,547,680) * f	4,550,000	4,537,287
3.800%, 09/15/2022 (Acquired 09/10/2015, Cost $2,994,870) * f	3,000,000	2,996,577
Deutsche Bank Aktiengesellschaft:
0.924%, 02/13/2017 f	9,000,000	9,012,429
3.700%, 05/30/2024 f	10,000,000	9,927,600
Deutsche Telekom International Finance BV,
2.950%, 08/20/2020 f	4,500,000	4,520,025
Discover Bank of Greenwood DE,
2.600%, 11/13/2018	4,875,000	4,895,436
Discover Financial Services,
3.950%, 11/06/2024	5,000,000	4,920,805
Fifth Third Bancorp,
2.875%, 07/27/2020	6,000,000	6,049,428
First Horizon National Corp.,
5.375%, 12/15/2015	2,872,000	2,896,699
First Tennessee Bank National Association:
5.650%, 04/01/2016	500,000	509,759
2.950%, 12/01/2019	5,612,000	5,672,402
FMR LLC,
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $1,747,795) *	1,750,000	1,868,536
General Electric Capital Corp.:
2.200%, 01/09/2020	5,000,000	5,069,485
5.550%, 05/04/2020	5,534,000	6,382,367
4.650%, 10/17/2021	5,355,000	6,023,240
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,339,000	1,044,420
Goldman Sachs Capital I,
6.345%, 02/15/2034	1,053,000	1,206,146
Great-West Life & Annuity Insurance Capital LP II,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $2,482,656) *	2,499,000	2,524,240
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 05/03/2011 through 07/30/2014, Cost $4,378,507) *	4,378,000	4,542,223
HSBC Bank PLC,
0.961%, 05/15/2018 (Acquired 12/17/2014, Cost $4,968,445) * f	4,950,000	4,939,506
HSBC Finance Corp.:
0.754%, 06/01/2016	5,000,000	4,990,890
6.676%, 01/15/2021	8,925,000	10,442,482
HSBC Holdings PLC,
6.500%, 09/15/2037 f	1,874,000	2,195,220
HSBC USA, Inc.:
2.350%, 03/05/2020	3,000,000	2,958,777
5.000%, 09/27/2020	3,716,000	4,107,168
9.125%, 05/15/2021	625,000	803,609

Humana, Inc.,
7.200%, 06/15/2018	1,870,000	2,128,174
ING Bank NV:
3.750%, 03/07/2017 (Acquired 03/28/2012, Cost $1,903,782) * f	1,919,000	1,981,506
2.050%, 08/17/2018 (Acquired 08/10/2015, Cost $7,270,562) * f	7,275,000	7,309,251
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $3,481,100) * f	3,500,000	3,559,398
2.450%, 03/16/2020 (Acquired 03/10/2015 through 04/29/2015, Cost $9,210,658) * f	9,225,000	9,312,554
5.800%, 09/25/2023 (Acquired 01/14/2014 through 04/07/2014, Cost $2,576,441) * f	2,450,000	2,656,268
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,902,000	5,982,651
J.P. Morgan Chase & Co.:
2.200%, 10/22/2019	3,675,000	3,656,765
4.250%, 10/15/2020	886,000	949,704
3.125%, 01/23/2025	14,000,000	13,511,512
5.600%, 07/15/2041	4,106,000	4,698,993
J.P. Morgan Chase Bank, National Association,
6.000%, 10/01/2017	500,000	540,305
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	4,012,159
6.250%, 01/15/2036 @	1,390,000	1,310,894
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $6,653,709) *	6,069,000	7,341,469
Keybank National Association,
0.844%, 06/01/2018	10,600,000	10,582,584
KeyBank National Association,
2.250%, 03/16/2020	5,000,000	4,984,035
Kookmin Bank,
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $3,988,720) * f	4,000,000	3,996,384
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 12/03/2013 through 04/29/2015, Cost $964,381) * f	950,000	966,859
2.500%, 05/16/2018 (Acquired 08/02/2013 through 04/27/2015, Cost $18,623,137) * f	18,658,000	18,703,488
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $2,660,995) *	2,678,000	2,769,660
10.750%, 06/15/2058 (Acquired 05/21/2008, Cost $2,182,030) *	2,231,000	3,352,077
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $297,701) *	465,000	588,321
Lincoln National Corp.:
8.750%, 07/01/2019	5,218,000	6,373,432
6.050%, 04/20/2067	1,004,000	843,360
Lloyds Bank PLC:
1.750%, 05/14/2018 f	7,775,000	7,759,310
5.800%, 01/13/2020 (Acquired 02/10/2010, Cost $1,406,509) * f	1,428,000	1,631,513
2.400%, 03/17/2020 f	20,000,000	20,021,260
Macquarie Bank Ltd.:
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $4,996,950) * f	5,000,000	4,987,275
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $4,989,000) * f	5,000,000	4,991,570
Macquarie Group Ltd.:
3.000%, 12/03/2018 (Acquired 11/25/2013, Cost $8,490,900) * f	8,525,000	8,642,798
7.625%, 08/13/2019 (Acquired 02/12/2014 through 05/18/2015, Cost $4,613,310) * f	3,944,000	4,619,233
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	10,850,000	10,785,139
Marsh & McLennan Cos., Inc.,
2.300%, 04/01/2017	2,231,000	2,265,509
Massachusetts Mutual Life Insurance Co.:
8.875%, 06/01/2039 (Acquired 05/27/2009 through 07/24/2015, Cost $24,852,768) *	16,675,000	24,730,876
4.500%, 04/15/2065 (Acquired 04/08/2015, Cost $2,945,520) *	3,000,000	2,759,886
MBIA Insurance Corp.,
11.549%, 01/15/2033 (Acquired 01/11/2008, Cost $714,000) *	714,000	324,870
MetLife, Inc.:
7.717%, 02/15/2019	982,000	1,162,156
6.500%, 12/15/2032	466,000	584,297
4.050%, 03/01/2045	10,000,000	9,347,290
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 04/27/2015, Cost $2,044,787) *	2,004,000	1,995,549
Mizuho Bank Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013 through 04/29/2015, Cost $3,345,467) * f	3,349,000	3,349,760
2.450%, 04/16/2019 (Acquired 04/09/2014, Cost $2,096,262) * f	2,100,000	2,114,266
Morgan Stanley:
7.300%, 05/13/2019	15,110,000	17,642,905
2.375%, 07/23/2019	1,000,000	1,000,105
5.625%, 09/23/2019	1,941,000	2,168,398
2.650%, 01/27/2020	4,200,000	4,219,853
2.800%, 06/16/2020	5,000,000	5,028,295
Series F, 3.875%, 04/29/2024	1,650,000	1,685,328
3.700%, 10/23/2024	4,000,000	4,019,080
MUFG Americas Holdings Corp.,
2.250%, 02/10/2020	5,000,000	4,983,315
National Australia Bank Ltd.,
0.784%, 10/08/2015 (Acquired 01/16/2013, Cost $8,700,077) * f	8,700,000	8,699,939

National City Bank,
5.800%, 06/07/2017	1,750,000	1,864,559
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 02/05/2015 through 05/08/2015, Cost $18,960,528) *	16,905,000	18,859,150
Navient LLC,
5.625%, 08/01/2033	446,000	288,785
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	6,248,000	6,279,240
2.750%, 03/19/2019 f	1,625,000	1,650,578
6.700%, 03/04/2020 f	1,667,000	1,961,542
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015 through 04/24/2015, Cost $8,127,194) * @	8,000,000	8,056,784
PNC Bank, National Association,
4.200%, 11/01/2025	2,678,000	2,813,287
Principal Financial Group, Inc.:
8.875%, 05/15/2019	2,215,000	2,703,337
3.400%, 05/15/2025	16,000,000	15,741,408
Principal Life Global Funding II,
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $3,994,720) *	4,000,000	3,995,996
Protective Life Corp.,
7.375%, 10/15/2019	7,096,000	8,369,292
Raymond James Financial, Inc.,
8.600%, 08/15/2019	5,000,000	6,099,505
Regions Bank,
7.500%, 05/15/2018	7,108,000	7,969,212
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (Acquired 04/14/2015, Cost $7,017,319) *	6,940,000	6,950,590
2.375%, 05/04/2020 (Acquired 04/27/2015, Cost $20,936,160) *	21,000,000	20,914,824
Santander Bank NA,
8.750%, 05/30/2018	8,802,000	10,050,766
Santander UK PLC:
2.650%, 04/17/2020	7,000,000	6,872,845
5.000%, 11/07/2023 (Acquired 10/31/2013 through 12/02/2014, Cost $10,287,186) * @ f	9,880,000	10,270,665
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 11/13/2013 through 05/07/2015, Cost $6,856,850) * f	6,835,000	6,921,018
2.375%, 03/25/2019 (Acquired 03/18/2014 through 04/29/2015, Cost $1,727,566) * f	1,725,000	1,752,600
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $14,976,900) * @ f	15,000,000	15,148,170
Societe Generale:
1.406%, 10/01/2018 f	6,000,000	6,052,848
4.250%, 04/14/2025 (Acquired 04/08/2015, Cost $7,875,120) * @ f	8,000,000	7,582,648
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,428,322) * f	4,463,000	4,436,418
Springleaf Finance Corp.,
6.900%, 12/15/2017	400,000	418,000
Standard Chartered PLC:
0.929%, 04/17/2018 (Acquired 04/13/2015, Cost $3,000,000) * f	3,000,000	2,998,455
1.700%, 04/17/2018 (Acquired 04/13/2015 through 04/24/2015, Cost $11,588,924) * f	11,600,000	11,514,160
5.700%, 03/26/2044 (Acquired 03/21/2014, Cost $5,988,000) * f	6,000,000	5,764,470
Sumitomo Mitsui Banking Corp.:
2.450%, 01/16/2020 @ f	20,500,000	20,612,115
3.950%, 07/19/2023 f	1,850,000	1,947,613
SunTrust Bank,
7.250%, 03/15/2018	1,874,000	2,101,074
SUSA Partnership LP,
8.200%, 06/01/2017	921,000	1,015,993
Svenska Handelsbanken AB,
2.400%, 10/01/2020 f	5,200,000	5,208,133
Swedbank AB:
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $1,782,305) * f	1,785,000	1,804,974
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $7,287,663) * f	7,300,000	7,398,616
2.200%, 03/04/2020 (Acquired 02/25/2015 through 04/29/2015, Cost $9,569,604) * f	9,575,000	9,551,886
Symetra Financial Corp.,
6.125%, 04/01/2016 (Acquired 03/23/2006, Cost $889,044) *	893,000	912,600
Synchrony Financial:
3.000%, 08/15/2019 @	2,000,000	2,015,848
3.750%, 08/15/2021	10,225,000	10,329,561
4.250%, 08/15/2024	14,464,000	14,410,107
TD Ameritrade Holding Corp.:
5.600%, 12/01/2019	2,945,000	3,371,530
2.950%, 04/01/2022	4,625,000	4,657,533
3.625%, 04/01/2025	7,000,000	7,166,061
The Bank of Nova Scotia,
1.700%, 06/11/2018 f	15,000,000	14,977,260
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.669%, 07/15/2016 f	4,600,000	4,599,131
4.100%, 09/09/2023 (Acquired 09/03/2013 through 03/26/2014, Cost $2,937,599) * f	2,911,000	3,097,447
3.750%, 03/10/2024 (Acquired 03/04/2014 through 04/29/2015, Cost $2,804,773) * f	2,800,000	2,889,765
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	5,547,000	6,210,105

The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017 @	893,000	970,457
6.150%, 04/01/2018	5,634,000	6,204,989
7.500%, 02/15/2019	1,964,000	2,295,529
2.550%, 10/23/2019	2,700,000	2,717,507
1.925%, 11/29/2023	5,000,000	5,029,530
3.850%, 07/08/2024	3,000,000	3,058,173
3.500%, 01/23/2025	3,000,000	2,952,474
3.750%, 05/22/2025	5,000,000	5,010,375
The Guardian Life Insurance Co. of America,
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $1,993,300) *	2,000,000	1,932,046
The Hartford Financial Services Group, Inc.:
5.125%, 04/15/2022	1,538,000	1,705,584
8.125%, 06/15/2038	1,964,000	2,170,220
The Huntington National Bank,
2.000%, 06/30/2018	9,000,000	9,023,013
The Royal Bank of Scotland PLC,
6.125%, 01/11/2021 f	3,012,000	3,505,197
Torchmark Corp.,
3.800%, 09/15/2022	12,475,000	12,647,567
UBS AG:
1.375%, 08/14/2017 f	7,000,000	6,979,000
1.026%, 03/26/2018 f	8,250,000	8,248,977
5.750%, 04/25/2018 f	2,678,000	2,936,173
1.174%, 06/01/2020 f	11,000,000	10,999,219
Voya Financial, Inc.,
5.500%, 07/15/2022	18,350,000	20,900,228
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $7,972,560) *	8,000,000	8,076,920
WellPoint, Inc.,
5.100%, 01/15/2044	1,584,000	1,646,335
Wells Fargo & Co.:
Series N, 2.150%, 01/30/2020	2,750,000	2,743,254
3.000%, 02/19/2025 @	5,000,000	4,811,095
3.900%, 05/01/2045	15,000,000	13,784,760
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	3,789,000	4,130,332
Westpac Banking Corp.,
1.600%, 01/12/2018 f	7,229,000	7,252,003
Willis Group Holdings PLC,
5.750%, 03/15/2021 f	8,511,000	9,520,405
Willis North America, Inc.,
7.000%, 09/29/2019	4,463,000	5,101,075
		1,270,042,621	21.0%
Utility
Arizona Public Service Co.,
8.750%, 03/01/2019	759,000	922,389
Beaver Valley II Funding Corp.,
9.000%, 06/01/2017	124,000	133,920
Berkshire Hathaway Energy Co.,
2.400%, 02/01/2020	5,000,000	5,017,885
ENEL Finance International NV:
5.125%, 10/07/2019 (Acquired 09/30/2009, Cost $2,199,280) * f	2,209,000	2,428,614
6.800%, 09/15/2037 (Acquired 09/13/2007, Cost $1,691,506) * f	1,696,000	2,120,389
Exelon Generation Co. LLC:
6.200%, 10/01/2017	1,964,000	2,130,148
4.950%, 06/15/2035	3,500,000	3,527,538
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (Acquired 05/09/2011, Cost $4,858,830) * f	4,909,000	5,267,357
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	547,000	683,712
2.000%, 01/27/2020	2,000,000	1,980,890
8.000%, 03/01/2032	2,834,000	3,948,576
NextEra Energy Capital Holdings, Inc.:
1.586%, 06/01/2017	5,375,000	5,376,790
Series D, 7.300%, 09/01/2067	2,455,000	2,430,450
PPL Energy Supply LLC,
Series A, 5.700%, 10/15/2015	1,839,000	1,829,805
PSEG Power LLC:
5.320%, 09/15/2016	2,877,000	2,984,442
5.125%, 04/15/2020	3,575,000	3,950,500
RGS I&M Funding Corp.,
Series F*, 9.820%, 06/07/2022	747,359	875,476
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $1,772,791) * f	1,785,000	1,852,205
		47,461,086	0.8%
Industrials
21st Century Fox America, Inc.,
6.150%, 03/01/2037	2,570,000	2,906,192

AbbVie, Inc.,
2.500%, 05/14/2020	9,500,000	9,447,522
Actavis Funding SCS,
3.850%, 06/15/2024 f	3,000,000	2,938,626
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	4,143,181
Agrium, Inc.,
3.375%, 03/15/2025 f	2,625,000	2,485,192
Altera Corp.,
4.100%, 11/15/2023 @	2,000,000	2,097,520
Ameritech Capital Funding Corp.:
9.100%, 06/01/2016	525,624	548,938
6.450%, 01/15/2018	2,668,000	2,927,554
Amgen, Inc.,
4.400%, 05/01/2045 @	5,300,000	4,866,259
Anadarko Finance Co.,
Class B, 7.500%, 05/01/2031 @ f	7,170,000	8,748,483
Anadarko Petroleum Corp.:
6.375%, 09/15/2017	5,355,000	5,778,741
8.700%, 03/15/2019	2,432,000	2,868,435
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 04/02/2009, Cost $1,785,000) * f	1,785,000	1,887,691
Apple, Inc.,
2.400%, 05/03/2023	2,678,000	2,595,475
AT&T, Inc.:
3.400%, 05/15/2025	18,200,000	17,371,827
4.750%, 05/15/2046 @	5,000,000	4,581,485
Baxalta, Inc.,
2.875%, 06/23/2020 (Acquired 06/18/2015, Cost $4,998,400) *	5,000,000	4,998,135
Bayer US Finance LLC,
2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $9,954,200) *	10,000,000	10,129,540
Beam Suntory, Inc.,
1.875%, 05/15/2017	2,000,000	2,008,044
Becton Dickinson and Co.:
2.675%, 12/15/2019 @	4,600,000	4,651,451
3.250%, 11/12/2020	7,000,000	7,164,430
Boston Scientific Corp.:
2.650%, 10/01/2018	10,000,000	10,122,020
2.850%, 05/15/2020	7,000,000	6,998,467
Bunge Limited Finance Corp.,
8.500%, 06/15/2019	6,933,000	8,283,070
Bunge NA Finance LP,
5.900%, 04/01/2017	3,392,000	3,580,158
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045 @	3,000,000	2,795,064
Canadian Natural Resources Ltd.:
5.700%, 05/15/2017 f	2,550,000	2,691,053
6.500%, 02/15/2037 f	982,000	1,006,874
Celgene Corp.:
3.550%, 08/15/2022	6,450,000	6,547,350
4.000%, 08/15/2023 @	2,477,000	2,546,950
CenturyLink, Inc.,
Series R, 5.150%, 06/15/2017	2,678,000	2,751,645
CF Industries, Inc.:
3.450%, 06/01/2023	6,000,000	5,710,716
5.150%, 03/15/2034	3,000,000	2,889,975
Charter Communications, Inc.,
6.384%, 10/23/2035 (Acquired 07/09/2015, Cost $5,800,000) *	5,800,000	5,868,133
Chevron Phillips Chemical Co. LLC,
1.050%, 05/01/2020 (Acquired 05/07/2015, Cost $25,000,000) *	25,000,000	25,155,050
Columbia Pipeline Group, Inc.,
3.300%, 06/01/2020 (Acquired 05/19/2015 through 06/11/2015, Cost $14,555,719) *	14,575,000	14,618,477
Comcast Corp.:
4.250%, 01/15/2033	5,712,000	5,676,923
6.950%, 08/15/2037	893,000	1,175,369
ConAgra Foods, Inc.:
0.662%, 07/21/2016	4,000,000	3,988,736
5.819%, 06/15/2017	1,506,000	1,610,110
1.900%, 01/25/2018	11,635,000	11,558,488
7.000%, 04/15/2019	4,127,000	4,746,673
4.950%, 08/15/2020	1,785,000	1,951,430
9.750%, 03/01/2021	4,548,000	5,802,984
ConocoPhillips Co.,
1.221%, 05/15/2022	8,425,000	8,392,446
Continental Airlines Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	117,485	121,303

Cox Communications, Inc.:
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,991,350) * @	5,000,000	4,736,315
4.800%, 02/01/2035 (Acquired 12/01/2014, Cost $8,996,760) *	9,000,000	7,976,790
8.375%, 03/01/2039 (Acquired 10/08/2014, Cost $2,868,142) *	2,000,000	2,424,914
Crane Co.,
2.750%, 12/15/2018	10,000,000	10,089,370
CVS Health Corp.,
3.500%, 07/20/2022	7,000,000	7,229,768
D.R. Horton, Inc.,
6.500%, 04/15/2016	893,000	909,744
DCP Midstream LLC,
9.750%, 03/15/2019 (Acquired 02/29/2012 through 10/15/2012, Cost $5,936,895) *	5,065,000	5,673,605
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 f	511,000	730,565
El Paso Pipeline Partners Operating Co. LLC,
7.500%, 11/15/2040	4,017,000	4,205,361
Enable Midstream Partners LP,
3.900%, 05/15/2024 (Acquired 05/19/2014, Cost $4,994,350) *	5,000,000	4,409,325
Energy Transfer Partners LP:
9.700%, 03/15/2019	893,000	1,065,396
4.050%, 03/15/2025 @	16,585,000	14,656,728
Ensco PLC,
5.200%, 03/15/2025 @ f	4,000,000	3,044,300
Enterprise Products Operating LLC,
3.700%, 02/15/2026 @	8,350,000	7,890,316
EQT Midstream Partners LP,
4.000%, 08/01/2024	3,000,000	2,648,235
Express Scripts Holding Co.:
2.650%, 02/15/2017 @	2,678,000	2,722,088
4.750%, 11/15/2021 @	5,000,000	5,398,455
3.900%, 02/15/2022	10,000,000	10,306,250
3.500%, 06/15/2024	9,000,000	8,856,864
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	1,653,061	1,788,210
FedEx Corp.,
3.200%, 02/01/2025 @	6,000,000	5,820,450
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	17,845,000	16,953,803
3.875%, 06/05/2024	2,150,000	2,046,234
Fiserv, Inc.:
2.700%, 06/01/2020 @	10,000,000	10,078,800
4.625%, 10/01/2020	1,785,000	1,946,894
3.500%, 10/01/2022	5,410,000	5,480,227
FMC Corp.,
4.100%, 02/01/2024	3,000,000	3,024,750
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 f	5,000,000	4,677,450
4.375%, 05/10/2043 f	4,374,000	3,915,342
Ford Motor Credit Co. LLC:
2.145%, 01/09/2018	1,800,000	1,793,874
2.240%, 06/15/2018 @	6,250,000	6,231,794
2.375%, 03/12/2019 @	6,806,000	6,751,933
2.597%, 11/04/2019 @	10,000,000	9,897,510
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (Acquired 08/26/2014 through 04/24/2015, Cost $26,194,411) *	24,000,000	26,034,768
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.:
6.500%, 11/15/2020	3,221,000	2,904,955
6.625%, 05/01/2021	1,447,000	1,273,360
6.750%, 02/01/2022	2,649,000	2,325,160
Georgia-Pacific LLC,
2.539%, 11/15/2019 (Acquired 11/03/2014 through 06/09/2015, Cost $14,232,762) *	14,250,000	14,321,335
Glencore Finance (Canada) Ltd.,
5.800%, 11/15/2016 (Acquired 12/06/2011, Cost $628,429) * f	616,000	585,200
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $4,440,774) *	4,463,000	3,804,707
4.125%, 05/30/2023 (Acquired 07/22/2013 through 04/20/2015, Cost $6,678,019) *	6,746,000	5,308,259
4.625%, 04/29/2024 (Acquired 04/22/2014 through 04/29/2015, Cost $4,982,745) * @	4,900,000	3,675,000
4.000%, 04/16/2025 (Acquired 04/08/2015, Cost $4,411,285) * @	4,450,000	3,437,625
GTE Corp.,
8.750%, 11/01/2021	89,000	114,606
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,420,469
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Acquired 09/24/2015, Cost $5,041,181) *	5,000,000	5,031,855
Harris Corp.:
2.700%, 04/27/2020	4,000,000	3,957,900
3.832%, 04/27/2025	5,000,000	4,895,190

Heinz HJ Co.,
2.800%, 07/02/2020 (Acquired 06/23/2015, Cost $3,990,920) *	4,000,000	4,026,208
Hess Corp.,
8.125%, 02/15/2019	4,376,000	5,110,582
Hewlett-Packard Co.:
3.300%, 12/09/2016	5,369,000	5,478,598
4.650%, 12/09/2021	6,645,000	7,046,823
4.400%, 10/15/2022 (Acquired 09/30/2015, Cost $15,120,003) *	15,150,000	15,120,003
Historic TW, Inc.,
9.150%, 02/01/2023	5,535,000	7,291,482
Holcim US Finance S. a r.l. & Cie S.C.S.,
6.000%, 12/30/2019 (Acquired 09/24/2009 through 09/04/2013, Cost $1,244,502) * f	1,232,000	1,394,711
Hospira, Inc.:
6.050%, 03/30/2017	6,663,000	7,115,351
5.800%, 08/12/2023	6,000,000	6,948,936
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 10/22/2009 through 04/16/2014, Cost $9,088,385) * f	8,288,000	9,725,927
Hutchison Whampoa International (09/19) Ltd.,
5.750%, 09/11/2019 (Acquired 04/27/2015, Cost $10,369,071) * f	9,150,000	10,279,018
Hutchison Whampoa International (14) Ltd.,
3.625%, 10/31/2024 (Acquired 10/28/2014, Cost $4,994,200) * f	5,000,000	4,927,335
Hyundai Capital Services, Inc.:
1.140%, 03/18/2017 (Acquired 03/11/2014, Cost $2,000,000) * f	2,000,000	1,995,304
3.500%, 09/13/2017 (Acquired 03/07/2012 through 08/21/2014, Cost $7,651,707) * f	7,458,000	7,687,468
2.625%, 09/29/2020 (Acquired 03/23/2015, Cost $5,142,172) * @ f	5,150,000	5,149,284
Ingersoll-Rand Luxembourg Finance SA,
2.625%, 05/01/2020 f	2,650,000	2,649,788
Johnson Controls, Inc.:
6.000%, 01/15/2036	1,168,000	1,286,908
4.950%, 07/02/2064	2,400,000	2,128,519
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	893,000	1,054,792
6.950%, 01/15/2038	2,008,000	1,989,766
6.500%, 09/01/2039	893,000	847,888
Kinder Morgan, Inc.,
5.000%, 02/15/2021 (Acquired 05/26/2015, Cost $4,441,805) *	4,155,000	4,245,758
Laboratory Corp. of America Holdings,
3.200%, 02/01/2022	2,400,000	2,388,833
Lafarge SA,
7.125%, 07/15/2036 f	893,000	1,067,277
Magellan Midstream Partners LP,
3.200%, 03/15/2025 @	5,000,000	4,644,375
Marathon Petroleum Corp.:
3.625%, 09/15/2024 @	1,600,000	1,546,256
4.750%, 09/15/2044	1,500,000	1,333,223
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	926,757
Masco Corp.,
6.125%, 10/03/2016	1,450,000	1,504,404
Medtronic, Inc.:
3.150%, 03/15/2022	3,975,000	4,031,795
4.375%, 03/15/2035	3,000,000	3,032,679
Murphy Oil Corp.,
4.000%, 06/01/2022	4,463,000	3,860,433
Nabors Industries, Inc.,
6.150%, 02/15/2018	982,000	1,034,244
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	1,360,000	1,917,966
Nissan Motor Acceptance Corp.,
1.500%, 03/02/2018 (Acquired 02/24/2015, Cost $5,897,404) *	5,900,000	5,891,510
Noble Energy, Inc.,
8.250%, 03/01/2019 @	2,684,000	3,152,267
Noble Holding International Ltd.,
4.000%, 03/16/2018 f	4,000,000	3,788,688
ONEOK Partners LP:
6.150%, 10/01/2016	3,036,000	3,130,911
8.625%, 03/01/2019	7,627,000	8,887,919
3.375%, 10/01/2022	1,130,000	1,016,401
Oracle Corp.:
3.400%, 07/08/2024 @	3,000,000	3,044,058
2.950%, 05/15/2025	6,025,000	5,873,899
Pactiv LLC,
7.950%, 12/15/2025	286,000	270,985
Pentair Finance SA,
3.625%, 09/15/2020 f	11,200,000	11,340,011
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 12/03/2014, Cost $15,562,004) * f	15,546,000	15,317,707

PetroLogistics LP / PetroLogistics Finance Corp.,
6.250%, 04/01/2020	7,041,000	7,410,653
Phillips 66,
4.875%, 11/15/2044	21,130,000	20,220,163
Plum Creek Timberlands LP,
5.875%, 11/15/2015	3,887,000	3,908,227
POSCO,
4.250%, 10/28/2020 (Acquired 12/18/2014, Cost $1,034,942) * f	975,000	1,045,006
QEP Resources, Inc.,
6.800%, 03/01/2020 @	893,000	848,350
Qualcomm, Inc.:
0.883%, 05/20/2020 @	7,450,000	7,289,430
2.250%, 05/20/2020 @	3,600,000	3,590,917
R.R. Donnelley & Sons Co.:
8.600%, 08/15/2016 @	2,231,000	2,336,972
6.125%, 01/15/2017	88,000	89,980
7.625%, 06/15/2020 @	893,000	926,300
Republic Services, Inc.:
5.500%, 09/15/2019	7,400,000	8,265,748
3.550%, 06/01/2022	3,000,000	3,075,645
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 f	446,000	471,292
Rio Tinto Finance (USA) Ltd.,
9.000%, 05/01/2019 f	4,909,000	6,005,440
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $1,783,411) *	1,785,000	1,731,450
SABMiller Holdings, Inc.,
0.990%, 08/01/2018 (Acquired 10/21/2014, Cost $10,040,125) *	10,000,000	9,954,960
Samarco Mineracao SA,
5.750%, 10/24/2023 (Acquired 10/22/2013, Cost $4,476,249) * f	4,463,000	3,782,393
Shell International Finance BV:
3.250%, 05/11/2025 @ f	5,725,000	5,661,201
4.125%, 05/11/2035 @ f	10,000,000	9,727,950
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007, Cost $1,322,945) * f	1,339,000	1,733,202
Southern Natural Gas Company LLC,
5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $1,247,925) *	1,250,000	1,316,501
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	5,937,785
Sprint Capital Corp.:
6.900%, 05/01/2019	2,499,000	2,199,120
8.750%, 03/15/2032	320,000	248,800
Talisman Energy, Inc.,
7.750%, 06/01/2019 f	1,071,000	1,203,152
TC PipeLines LP,
4.375%, 03/13/2025	9,000,000	8,639,928
Telecom Italia Capital:
7.175%, 06/18/2019 f	1,785,000	1,976,888
7.200%, 07/18/2036 f	5,475,000	5,776,125
Telefonica Emisiones SAU:
6.421%, 06/20/2016 f	1,930,000	1,998,650
6.221%, 07/03/2017 f	4,530,000	4,890,149
5.462%, 02/16/2021 f	8,830,000	9,866,306
The Dow Chemical Co.,
8.550%, 05/15/2019	8,000,000	9,670,936
The JM Smucker Co.,
3.500%, 03/15/2025 (Acquired 03/12/2015, Cost $4,998,750) *	5,000,000	4,968,900
The Mosaic Co.,
5.450%, 11/15/2033	2,000,000	2,107,142
The Williams Companies, Inc.,
4.550%, 06/24/2024	5,000,000	3,964,655
Thermo Fisher Scientific, Inc.,
1.850%, 01/15/2018	4,925,000	4,925,537
Time Warner Cable, Inc.:
6.550%, 05/01/2037	893,000	877,444
6.750%, 06/15/2039	2,767,000	2,767,656
Time Warner, Inc.:
3.600%, 07/15/2025 @	2,200,000	2,154,240
7.625%, 04/15/2031	5,207,000	6,649,120
7.700%, 05/01/2032	8,418,000	10,931,320
Timken Co.,
3.875%, 09/01/2024	2,000,000	1,921,926
Transocean, Inc.,
6.500%, 11/15/2020 @ f	4,000,000	3,060,000
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 12/03/2013 through 04/29/2015, Cost $9,755,642) * f	9,865,000	9,775,564

TTX Co.:
3.600%, 01/15/2025 (Acquired 11/13/2014, Cost $4,999,250) *	5,000,000	5,054,310
3.900%, 02/01/2045 (Acquired 01/26/2015 through 04/29/2015, Cost $10,151,754) *	10,250,000	9,158,201
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	6,248,000	6,846,596
Union Pacific Corp.,
3.375%, 02/01/2035	3,000,000	2,729,763
US Airways Pass Through Trust,
Series 981A, 6.850%, 01/30/2018	203,070	211,701
Vale Overseas Ltd.:
8.250%, 01/17/2034 f	8,526,000	7,731,292
6.875%, 11/21/2036 @ f	1,483,000	1,164,303
6.875%, 11/10/2039 f	2,893,000	2,236,491
Valero Energy Corp.:
9.375%, 03/15/2019	15,578,000	18,998,430
6.625%, 06/15/2037	2,100,000	2,306,777
Verizon Communications, Inc.:
4.150%, 03/15/2024	3,000,000	3,103,140
6.400%, 09/15/2033	14,140,000	16,198,728
4.272%, 01/15/2036	8,148,000	7,389,307
Viacom, Inc.,
2.500%, 09/01/2018	7,628,000	7,668,268
Vulcan Materials Co.:
7.000%, 06/15/2018	1,785,000	1,990,275
7.150%, 11/30/2037	446,000	481,680
Wabtec Corp.,
4.375%, 08/15/2023	2,678,000	2,777,268
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	2,000,000	2,026,368
3.800%, 11/18/2024	5,934,000	5,902,271
Weatherford International Ltd.,
9.625%, 03/01/2019 f	3,120,000	3,342,562
Western Gas Partners LP,
5.375%, 06/01/2021	8,701,000	9,313,620
Westvaco Corp.:
9.750%, 06/15/2020	143,000	181,183
8.200%, 01/15/2030 @	4,463,000	6,125,334
Williams Partners LP,
6.300%, 04/15/2040	2,767,000	2,488,048
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Acquired 02/26/2015 through 04/14/2015, Cost $12,292,106) * f	12,300,000	11,126,014
Zimmer Holdings, Inc.,
3.150%, 04/01/2022 @	9,500,000	9,405,988
		1,072,570,322	17.8%
Total Corporate Bonds		2,390,074,029	39.6%

Other Government Related Securities
CNOOC Finance 2015 Australia Pty Ltd.,
2.625%, 05/05/2020 f	14,500,000	14,292,389
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	2,004,394
Comision Federal de Electricidad,
4.875%, 01/15/2024 (Acquired 10/17/2013, Cost $2,662,655) * f	2,678,000	2,711,716
Corp Andina de Fomento,
4.375%, 06/15/2022 f	6,107,000	6,628,410
Export-Import Bank of Korea:
4.000%, 01/11/2017 f	1,400,000	1,444,299
2.250%, 01/21/2020 @ f	11,000,000	10,975,591
Industrial Bank of Korea,
2.000%, 04/23/2020 (Acquired 04/16/2015, Cost $6,972,210) * f	7,000,000	6,906,872
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	1,932,000	2,457,917
Korea Gas Corp.,
4.250%, 11/02/2020 (Acquired 10/26/2010, Cost $2,309,418) * f	2,321,000	2,533,116
Nexen Energy ULC:
6.400%, 05/15/2037 f	3,392,000	3,989,467
7.500%, 07/30/2039 f	4,175,000	5,566,728
Pemex Finance Ltd.,
10.610%, 08/15/2017 f	1,339,000	1,455,794
Petrobras Global Finance BV:
2.694%, 03/17/2017 f	3,000,000	2,580,000
4.375%, 05/20/2023 f	1,785,000	1,164,713
Petrobras International Finance Company SA:
3.500%, 02/06/2017 @ f	4,463,000	3,972,070
5.750%, 01/20/2020 @ f	893,000	666,133

Petroleos Mexicanos:
5.750%, 03/01/2018 f	2,499,000	2,645,067
8.000%, 05/03/2019 f	1,500,000	1,697,850
5.500%, 01/21/2021 f	5,600,000	5,888,120
4.875%, 01/24/2022 f	4,000,000	3,960,840
4.500%, 01/23/2026 (Acquired 01/15/2015, Cost $2,495,500) * f	2,500,000	2,304,750
6.625%, 06/15/2035 f	893,000	837,187
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,560,590
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $14,936,400) * f	15,000,000	14,782,230
3.250%, 04/28/2025 (Acquired 04/21/2015, Cost $9,902,200) * @ f	10,000,000	9,550,450
The Korea Development Bank:
0.920%, 01/22/2017 f	2,000,000	1,999,280
2.250%, 05/18/2020 f	2,000,000	1,999,174
		116,575,147	1.9%
Taxable Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,143,992
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	7,952,857
California School Finance Authority:
5.041%, 07/01/2020	2,230,000	2,461,363
5.043%, 01/01/2021 (Callable 12/31/2015)	1,785,000	1,793,407
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,265,000	7,578,267
County of Contra Costa CA,
5.140%, 06/01/2017	5,335,000	5,571,394
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	883,965
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,441,456
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	4,440,000	4,750,090
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 11/02/2015)	4,610,000	4,609,493
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	970,000	1,014,067
3.750%, 07/01/2034 (Callable 07/01/2023)	2,480,000	2,664,710
New Jersey Economic Development Authority:
3.375%, 06/15/2017	9,000,000	9,007,020
2.421%, 06/15/2018	7,000,000	6,936,860
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	4,545,000	4,706,847
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	5,675,000	7,032,233
State Public School Building Authority,
5.000%, 09/15/2027	4,458,000	4,842,101
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,499,048
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,083,291
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,709,016
		87,681,477	1.5%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	564,966	573,335
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2020	105,225	111,461
3.500%, 11/01/2025	6,191,921	6,547,302
2.500%, 04/01/2028	5,052,274	5,201,287
6.500%, 06/01/2029	254,334	291,764
3.500%, 05/01/2032	15,084,491	15,965,117
5.000%, 08/01/2033	10,782,810	12,010,391
5.500%, 01/01/2036	436,020	483,730
5.000%, 03/01/2036	10,551,551	11,614,100
6.000%, 12/01/2036	354,854	402,652
5.000%, 03/01/2038	3,326,887	3,652,004
5.500%, 05/01/2038	1,427,434	1,580,942
4.500%, 11/01/2039	8,337,253	9,072,878
4.500%, 11/01/2039	10,469,599	11,349,782
5.000%, 03/01/2040	2,266,924	2,494,691
4.500%, 08/01/2040	1,824,989	1,979,239
4.500%, 09/01/2040	6,545,166	7,098,073
4.000%, 01/01/2041	30,075,520	32,112,637
4.500%, 03/01/2041	4,868,764	5,283,530
4.000%, 03/01/2042	13,979,065	14,966,869

3.500%, 06/01/2042	8,731,094	9,123,171
3.500%, 07/01/2042	22,406,844	23,414,605
3.000%, 08/01/2042	27,295,323	27,684,915
3.000%, 10/01/2042	10,207,937	10,353,478
3.000%, 01/01/2043	21,555,587	21,835,047
3.000%, 02/01/2043	5,536,541	5,615,483
3.000%, 04/01/2043	9,167,708	9,306,984
3.000%, 06/01/2043	28,597,658	28,983,513
3.000%, 08/01/2043	8,769,189	8,882,429
4.000%, 03/01/2044	13,856,596	14,765,259
3.500%, 07/01/2044	21,775,743	22,681,869
4.000%, 07/01/2044	11,729,791	12,498,986
3.500%, 08/01/2044	826,886	861,294
3.500%, 10/01/2044	20,618,461	21,476,431
4.000%, 10/01/2044	22,086,302	23,639,589
Federal Home Loan Mortgage Corp. (FHLMC):
Series 206, Class E, –%, 07/15/2019	15,285	15,271
Series 141, Class D, 5.000%, 05/15/2021	13,107	13,651
Series 1074, Class I, 6.750%, 05/15/2021	13,420	14,303
Series 1081, Class K, 7.000%, 05/15/2021	83,915	92,247
Series 163, Class F, 6.000%, 07/15/2021	14,275	15,360
Series 188, Class H, 7.000%, 09/15/2021	32,478	35,212
Series 1286, Class A, 6.000%, 05/15/2022	9,559	10,208
Federal National Mortgage Association (FNMA):
Series 1989-37, Class G, 8.000%, 07/25/2019	67,100	72,413
Series 1989-94, Class G, 7.500%, 12/25/2019	24,399	26,314
4.500%, 01/01/2020	34,934,010	36,207,046
Series 1990-58, Class J, 7.000%, 05/25/2020	3,321	3,611
Series 1990-76, Class G, 7.000%, 07/25/2020	26,864	29,028
Series 1990-105, Class J, 6.500%, 09/25/2020	15,598	16,625
Series 1990-108, Class G, 7.000%, 09/25/2020	5,167	5,621
Series 1991-1, Class G, 7.000%, 01/25/2021	7,220	7,863
Series 1991-86, Class Z, 6.500%, 07/25/2021	12,749	13,753
5.000%, 11/01/2021	1,917,226	1,999,012
Series 1993-58, Class H, 5.500%, 04/25/2023	153,186	166,579
3.000%, 04/01/2027	9,978,434	10,438,387
2.500%, 12/01/2027	16,199,103	16,667,091
5.000%, 05/01/2028	424,984	467,622
Series 1998-66, Class C, 6.000%, 12/25/2028	97,654	108,536
4.500%, 08/01/2029	3,201,900	3,469,436
4.500%, 09/01/2029	3,612,255	3,913,827
2.500%, 05/01/2030	24,187,058	24,698,589
6.000%, 03/01/2033	88,721	101,200
4.500%, 10/01/2033	37,025,103	40,458,577
5.000%, 10/01/2033	39,328,462	43,536,721
5.000%, 11/01/2033	102,519	113,457
4.000%, 01/01/2034	14,033,450	15,124,893
5.500%, 04/01/2034	1,760,604	1,979,010
4.000%, 06/01/2034	18,890,293	20,360,599
4.000%, 09/01/2034	21,356,429	23,012,066
5.500%, 09/01/2034	344,470	388,091
6.000%, 11/01/2034	90,433	102,787
5.500%, 02/01/2035	1,200,687	1,352,257
5.000%, 07/01/2035	10,166,184	11,245,154
5.000%, 10/01/2035	5,388,651	5,936,283
5.000%, 11/01/2035	2,087,340	2,298,894
5.500%, 11/01/2036	534,735	599,140
5.500%, 04/01/2037	2,847,357	3,204,866
5.000%, 06/01/2039	24,176,851	26,643,106
4.500%, 11/01/2039	502,441	546,194
4.000%, 08/01/2040	3,387,559	3,620,453
3.500%, 12/01/2040	17,399,984	18,194,748
3.500%, 02/01/2041	27,130,032	28,368,871
4.000%, 02/01/2041	25,174,175	26,922,335
3.500%, 03/01/2041	38,745,145	40,514,564
4.500%, 07/01/2041	21,278,598	23,123,902
4.000%, 09/01/2041	5,418,175	5,794,137
4.000%, 10/01/2041	12,304,145	13,159,471
3.500%, 11/01/2041	18,631,333	19,479,552
4.000%, 12/01/2041	18,468,686	19,757,150
4.000%, 01/01/2042	25,255,134	26,993,469
4.500%, 01/01/2042	24,958,833	27,112,806
3.000%, 05/01/2042	8,274,904	8,423,184
3.500%, 08/01/2042	14,832,200	15,508,121
4.000%, 08/01/2042	33,540,842	35,909,792
3.000%, 05/01/2043	33,113,323	33,662,354
3.000%, 06/01/2043	13,853,809	14,082,693
3.000%, 08/01/2043	8,262,207	8,397,023
4.500%, 09/01/2043	27,681,930	30,083,294

4.000%, 01/01/2045	18,453,793	19,785,097
3.500%, 04/01/2045	51,712,625	54,109,333
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	80,537	90,249
5.000%, 07/20/2040	4,569,913	5,081,303
4.000%, 06/20/2042	21,377,928	22,912,571
3.500%, 09/20/2042	7,325,455	7,699,431
3.000%, 04/20/2045	55,206,254	56,418,219
3.500%, 04/20/2045	59,567,997	62,512,359
		1,307,142,218	21.6%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	273,784	274,518
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	1,266,291	1,234,428
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	297,064	324,007
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	994,914	818,053
Banc of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	58,004	59,127
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	116,214	117,063
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	101,019	103,552
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	151,637	155,855
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	816,907	823,753
Series 2007-1, Class 1A1, 5.842%, 04/25/2022	804,958	802,064
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 §	132,178	122,463
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	713,232	607,478
Bank of America Alternative Loan Trust:
Series 2003-5, Class 2A1, 5.000%, 07/25/2018	748,383	758,705
Series 2004-7, Class 4A1, 5.000%, 08/25/2019	1,918,300	1,967,650
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	396,343	403,970
Series 2003-11, Class 2A1, 6.000%, 01/25/2034	482,891	502,569
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	308,394	281,284
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 §	186,584	169,409
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	822,981	828,330
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 2.660%, 09/25/2036 §	2,598,316	2,305,935
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	227,625	217,514
Countrywide Alternative Loan Trust:
Series 2006-J5, Class 3A1, 4.853%, 07/25/2021 §	229,186	228,934
Series 2002-11, Class A4, 6.250%, 10/25/2032	30,574	31,249
Series 2003-20CB, Class 1A1, 5.500%, 10/25/2033	4,886,072	4,988,895
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 2.544%, 11/25/2033	14,934,838	15,118,044
First Horizon Alternative Mortgage Securities Trust:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	159,285	162,152
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	238,050	238,293
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	921,081	794,284
Impac CMB Trust,
Series 2004-4, Class 2A2, 5.012%, 09/25/2034	134,890	132,835
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 2.561%, 03/25/2036 §	490,551	410,145
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 2.522%, 07/25/2035	2,541,277	2,513,850
Series 2007-A1, Class 5A2, 2.620%, 07/25/2035	6,701,531	6,802,027
Series 2007-A1, Class 5A5, 2.620%, 07/25/2035	10,147,202	10,314,762
Series 2006-A7, Class 2A4R, 2.617%, 01/25/2037 §	1,289,168	1,130,885
Series 2006-A7, Class 2A2, 2.617%, 01/25/2037 §	301,740	264,693
Series 2007-A2, Class 2A3, 2.602%, 04/25/2037 §	3,309,860	2,898,434
MASTR Alternative Loan Trust:
Series 2004-2, Class 6A1, 5.250%, 12/25/2018	2,503,675	2,586,054
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	350,672	355,265
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	19,986	20,433
Series 2004-4, Class 4A1, 5.000%, 04/25/2019	288,279	293,377
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	384,091	409,039
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 1.833%, 12/25/2029	11,553,740	11,613,889
Series 2005-A10, Class A, 0.404%, 02/25/2036	29,782,300	27,294,644
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	142,373	144,072
RFMSI Series Trust,
Series 2003-S11, Class A2, 4.000%, 06/25/2018	7,106	7,049
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	281,359	302,886
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-12, Class 3A1, 2.512%, 09/25/2034	9,589,097	9,653,305
Series 2004-16, Class 1A2, 2.634%, 11/25/2034	13,486,302	13,526,802
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	227,293	239,020

Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.284%, 10/25/2043	29,114,615	29,277,947
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	356,212	364,115
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	648,413	664,238
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	60,518	62,456
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	212,248	221,239
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	153,399	158,141
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	10,615,320	11,337,046
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	6,251,588	6,817,600
Series 2004-AR14, Class A1, 2.390%, 01/25/2035	13,573,712	13,644,281
Wells Fargo Mortgage Backed Securities,
Series 2005-AR10, Class 2A17, 2.685%, 06/25/2035	31,798,524	32,362,884
		220,262,991	3.6%
Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2006-1, Class A3, 0.374%, 04/25/2036	6,944,263	6,891,292
Series 2006-2, Class A3, 0.344%, 09/25/2036	18,721,995	18,474,884
Argent Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.534%, 11/25/2035	7,544,274	7,319,417
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	113,210	118,926
Bayview Financial Mortgage Pass-Through Trust:
Series 2006-A, Class 1A2, 5.483%, 02/28/2041	110,928	116,460
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	2,231,398	1,937,880
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 0.794%, 06/25/2034	4,317,740	4,133,800
Series 2005-4, Class 1A1, 0.634%, 04/25/2035	10,319,534	9,939,083
Capital Auto Receivables Asset Trust:
Series 2013-1, Class A3, 0.790%, 06/20/2017	10,528,861	10,527,945
Series 2013-4, Class A3, 1.090%, 03/20/2018	36,338,000	36,312,091
Series 2014-1, Class A3, 1.320%, 06/20/2018	11,905,000	11,925,822
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	4,166,000	5,618,868
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class A2D, 0.554%, 10/25/2035	10,920,271	10,779,432
Conseco Financial Corp.:
Series 1993-3, Class A7, 6.400%, 10/15/2018	48,735	49,532
Series 1993-4, Class A5, 7.050%, 01/15/2019	22,073	22,564
Series 1998-2, Class A5, 6.240%, 12/01/2028	547,996	563,318
Series 1997-6, Class A8, 7.070%, 01/15/2029	1,719	1,733
Series 1998-3, Class A5, 6.220%, 03/01/2030	579,040	612,336
Series 1998-4, Class A5, 6.180%, 04/01/2030	3,205,226	3,422,489
Contimortgage Home Equity Loan Trust,
Series 1997-2, Class A9, 7.090%, 04/15/2028	10	9
Countrywide Asset-Backed Certificates:
Series 2004-S1, Class A3, 5.115%, 02/25/2035	854,787	869,842
Series 2004-15, Class AF6, 4.613%, 04/25/2035	1,050,212	1,055,611
Series 2005-1, Class AF6, 5.030%, 07/25/2035	1,887,393	1,919,871
Series 2005-10, Class AF6, 4.674%, 02/25/2036	1,397,228	1,424,114
Series 2005-11, Class AF3, 4.778%, 02/25/2036	5,540,402	5,669,715
Series 2005-13, Class AF3, 4.899%, 04/25/2036	2,651,176	2,376,522
Series 2005-17, Class 1AF5, 4.840%, 05/25/2036 §	638,589	830,514
Series 2005-17, Class 1AF2, 4.840%, 05/25/2036 §	130,813	225,158
Series 2006-10, Class 1AF3, 4.850%, 09/25/2046 §	1,166,518	1,037,850
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.114%, 12/25/2035	250,410	247,326
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036	439,476	423,936
Deutsche Mortgage Securities Inc Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.000%, 04/25/2034	29,620	30,346
First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class A4, 0.494%, 01/25/2036	4,442,292	4,311,849
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 02/20/2015 through 02/23/2015, Cost $18,209,536) *	18,085,000	18,342,747
GE Capital Mortgage Services Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	1,531	1,542
GE Mortgage Services LLC,
Series 1997-HE4, Class A7, 6.735%, 12/25/2028	77	57
GMACM Mortgage Loan Trust,
Series 2004-GH1, Class A6, 4.810%, 07/25/2035	13,368	13,319
GSAA Home Equity Trust,
Series 2004-6, Class A1, 0.994%, 06/25/2034	3,385,935	3,286,053
GSAMP Trust,
Series 2005-WMC2, Class A2C, 0.544%, 11/25/2035	11,250,072	10,935,182
Imc Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	3,512	3,504
Impac CMB Trust,
Series 2004-5, Class 1A2, 0.894%, 10/25/2034	9,131,151	8,840,433

J.P. Morgan Mortgage Acquisition Trust:
Series 2006-CH1, Class A1, 0.324%, 07/25/2036	8,009,785	7,701,312
Series 2007-CH1, Class AV4, 0.324%, 11/25/2036	745,047	743,594
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $13,997,428) *	14,000,000	14,031,374
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.394%, 01/25/2036	5,442,406	5,247,590
MortgageIT Trust,
Series 2005-2, Class 1A1, 0.454%, 05/25/2035	3,969,878	3,790,340
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.364%, 09/25/2036	2,479,431	2,476,950
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	35,407	37,658
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	18,431	18,706
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	227,274	227,902
Series 2003-RS10, Class AI7, 4.850%, 11/25/2033	6,238	6,267
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	115,969	117,290
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	381,195	380,820
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	21,138	20,554
Series 2004-KS2, Class AI6, 4.300%, 03/25/2034	44,485	44,950
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,584,428	1,412,625
Republic Services, Inc.,
Series 2006-KS4, Class A4, 0.434%, 06/25/2036	26,038,000	25,287,897
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.519%, 10/25/2035 (Acquired 03/13/2014, Cost $2,335,948) *	2,364,769	2,337,051
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 0.864%, 10/25/2035	3,623,153	3,529,361
Series 2006-BC1, Class A2D, 0.494%, 12/25/2036	4,436,698	4,303,078
Springleaf Funding Trust:
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 02/10/2015 through 09/03/2015, Cost $18,269,903) *	18,244,000	18,251,808
Series 2013-BA, Class A, 3.920%, 01/16/2023 (Acquired 08/11/2015, Cost $19,996,875) *	20,000,000	20,000,000
Structured Asset Securities Corp.,
Series 2005-WF1, Class A3, 0.854%, 02/25/2035	14,336,101	13,972,180
Synchrony Credit Card Master Note Trust:
Series 2012-3, Class A, 0.657%, 03/15/2020	57,900,000	57,961,432
Series 2015-2, Class A, 1.600%, 04/15/2021	8,625,000	8,655,895
Series 2015-1, Class A, 2.370%, 03/15/2023	12,841,000	12,993,551
TCF Auto Receivables Owner Trust,
Series 2015-1A, Class A2, 1.020%, 08/15/2018 (Acquired 06/03/2015, Cost $25,598,525) *	25,600,000	25,593,958
		419,757,515	6.9%
Commercial Mortgage Backed Securities
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	11,025,000	11,635,631
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	7,813,462	8,214,715
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	11,900,000	12,888,961
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	19,660,536	20,380,820
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	13,875,000	14,935,008
FHLMC Multifamily Structured Pass Through Certificates,
Series K003, Class A4, 5.053%, 01/25/2019	13,175,000	14,590,654
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A4, 5.543%, 11/10/2045	3,230,606	3,227,207
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	23,297,320	23,426,364
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class A5, 2.840%, 12/15/2047	8,475,059	8,578,412
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	9,965,000	10,067,659
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	11,802,913	11,963,008
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class A3, 3.928%, 01/15/2047	8,450,000	9,114,635
Series 2014-C25, Class ASB, 3.407%, 11/15/2047	7,138,000	7,460,487
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	27,615,000	28,492,991
Series 2012-C6, Class A4, 2.858%, 11/15/2045	23,670,945	23,933,740
Series 2013-C11, Class A3, 3.960%, 08/15/2046	12,100,000	13,030,635
Series 2013-C12, Class A3, 3.973%, 10/15/2046	22,850,000	24,794,672
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A3, 3.986%, 07/15/2046	9,300,000	10,097,159
Series 2015-C27, Class ASB, 3.278%, 02/15/2048	18,000,000	18,555,714

WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	22,864,220	24,006,036
Series 2013-C18, Class A4, 3.896%, 12/15/2046	11,800,000	12,631,416
Series 2014-C21, Class A5, 3.678%, 08/15/2047	11,254,000	11,777,592
Series 2014-C24, Class A4, 3.343%, 11/15/2047	10,330,000	10,519,773
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	6,920,000	7,306,413
		341,629,702	5.7%
Total Long-Term Investments (Cost $5,927,932,269)		5,933,602,627	98.2%

	Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Short-Term Investments Trust - Liquid Assets Portfolio, 0.16% «	104,147,362	104,147,362
Total Short-Term Investment (Cost $104,147,362)		104,147,362	1.7%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.25%	141,990,421	141,990,421
Total Investment Companies (Cost $141,990,421)		141,990,421	1.7%

Total Investments Purchased with Cash Proceeds From
Securities Lending (Cost $141,990,421)		141,990,421	2.4%
Total Investments (Cost $6,174,070,052)		6,179,740,410	102.3%
Liabilities in Excess of Other Assets		(139,986,856)	(2.3)%
TOTAL NET ASSETS		$6,039,753,554	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At September 30, 2015, the value of these securities total $873,690,016, which represents 14.47% of total net assets.

@	This security or portion of this security is out on loan at September 30, 2015.
^	Non-Income Producing
«	7-Day Yield
f	Foreign Security
§	Security in Default

Baird Aggregate Bond Fund Schedule of Investments, September 30, 2015 (Unaudited)

Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during  the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$1,050,479,548	$-	$1,050,479,548
Corporate Bonds	-	2,390,074,029	-	2,390,074,029
Other Government Related Securities	-	116,575,147	-	116,575,147
Taxable Municipal Bonds	-	87,681,477	-	87,681,477
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	1,307,142,218	-	1,307,142,218
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	220,262,991	-	220,262,991
Asset Backed Securities	-	419,757,515	-	419,757,515
Commercial Mortgage Backed Securities	-	341,629,702	-	341,629,702
Total Long-Term Investments	-	5,933,602,627	-	5,933,602,627

Short-Term Investment
Money Market Mutual Fund	104,147,362	-	-	104,147,362
Total Short-Term Investment	104,147,362	-	-	104,147,362

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	141,990,421	-	-	141,990,421
Total Investments Purchased with
Cash Proceeds from Securities Lending	141,990,421	-	-	141,990,421

Total Investments	$246,137,783	$5,933,602,627	$-	$6,179,740,410

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

Baird Core Plus Bond Fund
Schedule of Investments
September 30, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019 @	$256,450,000	$257,825,854
2.625%, 08/15/2020	394,575,000	417,576,355
2.500%, 05/15/2024	80,550,000	83,904,183
3.500%, 02/15/2039	492,795,000	555,857,483
		1,315,163,875	14.3%
Corporate Bonds
Finance
Abbey National Treasury Services PLC,
4.000%, 03/13/2024 @ f	7,700,000	8,008,154
ABN AMRO Bank NV:
4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $4,995,100) * f	5,000,000	5,176,375
2.500%, 10/30/2018 (Acquired 10/23/2013 through 10/24/2014, Cost $6,812,718) * f	6,750,000	6,844,567
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $12,771,840) * f	12,800,000	12,898,765
4.750%, 07/28/2025 (Acquired 07/21/2015, Cost $9,973,200) * f	10,000,000	9,920,990
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $8,988,570) * f	9,000,000	8,637,831
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (Acquired 11/10/2011, Cost $2,123,962) *	2,000,000	2,580,204
Ally Financial, Inc.:
5.500%, 02/15/2017	7,275,000	7,456,875
3.600%, 05/21/2018	7,000,000	6,921,250
8.000%, 12/31/2018	1,206,000	1,329,615
3.750%, 11/18/2019	18,200,000	17,836,000
5.125%, 09/30/2024	3,000,000	2,962,500
American Express Credit Corp.,
0.811%, 08/15/2019	7,450,000	7,373,250
American International Group, Inc.:
6.400%, 12/15/2020	3,500,000	4,148,494
4.875%, 06/01/2022	10,625,000	11,724,178
3.750%, 07/10/2025 @	11,400,000	11,577,065
3.875%, 01/15/2035	5,000,000	4,599,375
6.820%, 11/15/2037	4,173,000	5,180,971
AmSouth Bancorporation,
6.750%, 11/01/2025	710,000	837,423
ANZ New Zealand (Int’l) Ltd.,
1.750%, 03/29/2018 (Acquired 03/24/2015, Cost $6,149,262) * f	6,150,000	6,142,934
Associates Corp. of North America,
6.950%, 11/01/2018	12,038,000	13,729,062
Australia and New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $8,987,760) * @ f	9,000,000	8,993,961
Banco Santander (Brasil) SA,
4.625%, 02/13/2017 (Acquired 02/06/2012, Cost $994,140) * f	1,000,000	997,000
Bank of America Corp.:
6.875%, 04/25/2018	1,250,000	1,397,045
7.625%, 06/01/2019 @	7,735,000	9,103,538
3.300%, 01/11/2023	9,450,000	9,377,745
7.750%, 05/14/2038	725,000	991,300
BanPonce Trust I,
Series A, 8.327%, 02/01/2027	2,310,000	2,216,346
Barclays Bank PLC:
6.750%, 05/22/2019 f	9,850,000	11,474,551
3.750%, 05/15/2024 @ f	1,450,000	1,465,832
Barclays PLC:
2.750%, 11/08/2019 @ f	7,000,000	7,045,458
3.650%, 03/16/2025 f	8,000,000	7,637,968
BB&T Corp.:
2.450%, 01/15/2020	15,000,000	15,142,110
2.625%, 06/29/2020	13,000,000	13,181,402
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,450,643
BNP Paribas SA:
0.771%, 05/07/2017 f	6,500,000	6,477,614
2.375%, 09/14/2017 f	3,000,000	3,045,174
5.000%, 01/15/2021 @ f	5,000,000	5,611,395
3.250%, 03/03/2023 @ f	4,000,000	4,026,584
BNZ International Funding Ltd.,
2.350%, 03/04/2019 (Acquired 09/03/2014 through 11/03/2014, Cost $13,753,142) * f	13,775,000	13,828,130
BOKF N.A.,
1.011%, 05/15/2017	3,000,000	2,961,630

BPCE:
2.500%, 12/10/2018 f	5,500,000	5,597,685
2.250%, 01/27/2020 @ f	4,000,000	4,006,884
5.700%, 10/22/2023 (Acquired 10/15/2013 through 11/10/2014, Cost $30,003,639) * f	28,500,000	30,051,911
Caisse Centrale Desjardins:
1.550%, 09/12/2017 (Acquired 07/07/2015, Cost $6,009,734) * f	6,000,000	5,998,146
0.959%, 01/29/2018 (Acquired 01/26/2015, Cost $28,875,000) * f	28,875,000	28,982,848
Capital One Bank (USA) National Association,
3.375%, 02/15/2023 @	22,082,000	21,478,344
Capital One Financial Corp.:
6.150%, 09/01/2016	4,425,000	4,609,266
2.450%, 04/24/2019	3,975,000	3,962,383
Capital One NA,
1.650%, 02/05/2018	8,400,000	8,316,781
CIT Group, Inc.:
4.250%, 08/15/2017 @	1,000,000	1,012,500
5.500%, 02/15/2019 (Acquired 02/02/2012, Cost $500,000) *	500,000	518,750
5.000%, 08/01/2023	5,000,000	4,968,750
Citigroup, Inc.:
4.450%, 01/10/2017	1,800,000	1,871,714
1.850%, 11/24/2017 @	11,500,000	11,526,944
1.700%, 04/27/2018	12,650,000	12,584,258
8.500%, 05/22/2019	1,389,000	1,677,019
2.400%, 02/18/2020	8,000,000	7,961,200
Citizens Bank, National Association,
2.450%, 12/04/2019	36,000,000	35,929,404
CNA Financial Corp.:
7.350%, 11/15/2019	1,175,000	1,391,383
5.875%, 08/15/2020	6,839,000	7,778,931
5.750%, 08/15/2021	9,177,000	10,456,889
7.250%, 11/15/2023	5,300,000	6,298,642
CNO Financial Group, Inc.:
4.500%, 05/30/2020 @	5,000,000	5,100,000
5.250%, 05/30/2025	18,640,000	18,919,600
Comerica Bank:
5.200%, 08/22/2017	5,980,000	6,347,022
4.000%, 07/27/2025	21,425,000	21,668,217
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 08/16/2012, Cost $6,202,829) * f	5,900,000	6,522,515
Compass Bank:
2.750%, 09/29/2019	32,720,000	32,598,020
3.875%, 04/10/2025	10,200,000	9,508,440
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
1.700%, 03/19/2018 f	5,250,000	5,266,233
Countrywide Financial Corp.,
6.250%, 05/15/2016	2,100,000	2,159,615
Credit Mutuel-CIC Home Loan SFH,
1.500%, 11/16/2017 (Acquired 11/08/2012, Cost $4,981,300) * f	5,000,000	5,026,220
Credit Suisse:
1.700%, 04/27/2018 f	5,800,000	5,777,171
5.300%, 08/13/2019 f	6,966,000	7,744,632
3.000%, 10/29/2021 f	12,600,000	12,625,981
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 09/15/2022 (Acquired 09/10/2015, Cost $8,485,465) * f	8,500,000	8,490,301
3.750%, 03/26/2025 (Acquired 03/23/2015, Cost $14,964,000) * @ f	15,000,000	14,567,310
Deutsche Bank AG:
3.250%, 01/11/2016 f	2,000,000	2,013,280
0.924%, 02/13/2017 f	9,729,000	9,742,436
0.994%, 02/13/2018 f	9,000,000	8,974,215
1.875%, 02/13/2018 f	8,000,000	7,977,920
2.950%, 08/20/2020 f	8,625,000	8,663,381
Discover Bank:
8.700%, 11/18/2019	3,237,000	3,867,286
3.100%, 06/04/2020	12,000,000	12,116,160
Discover Financial Services,
3.950%, 11/06/2024	25,000,000	24,604,025
Fifth Third Bancorp:
0.765%, 12/20/2016	9,585,000	9,525,698
2.150%, 08/20/2018 @	7,200,000	7,255,044
2.875%, 07/27/2020	9,250,000	9,326,201
First Horizon National Corp.,
5.375%, 12/15/2015	12,420,000	12,526,812
First Tennessee Bank National Association,
2.950%, 12/01/2019	12,000,000	12,129,156
FMR LLC:
4.950%, 02/01/2033 (Acquired 01/29/2013 through 12/23/2014, Cost $4,400,431) *	4,235,000	4,521,858
6.500%, 12/14/2040 (Acquired 04/04/2013 through 10/28/2013, Cost $2,271,678) *	1,820,000	2,288,040

General Electric Capital Corp.:
3.800%, 06/18/2019 (Acquired 01/07/2015, Cost $7,896,760) *	7,500,000	8,048,962
5.500%, 01/08/2020	1,875,000	2,145,722
2.200%, 01/09/2020	10,000,000	10,138,970
5.550%, 05/04/2020	4,185,000	4,826,565
4.375%, 09/16/2020	2,925,000	3,227,021
5.300%, 02/11/2021	3,000,000	3,450,927
4.650%, 10/17/2021	8,450,000	9,504,459
Genworth Holdings, Inc.,
7.625%, 09/24/2021	1,000,000	975,000
Goldman Sachs Capital I,
6.345%, 02/15/2034	125,000	143,180
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $7,851,968) *	7,800,000	8,092,586
HSBC Bank USA, National Association,
6.000%, 08/09/2017	2,720,000	2,923,568
HSBC Finance Corp.:
5.500%, 01/19/2016	2,420,000	2,452,505
6.676%, 01/15/2021	24,693,000	28,891,452
HSBC USA, Inc.,
2.350%, 03/05/2020	2,750,000	2,712,212
Humana, Inc.,
7.200%, 06/15/2018	800,000	910,449
ING Bank NV:
4.000%, 03/15/2016 (Acquired 03/08/2011 through 09/20/2011, Cost $1,599,439) * f	1,600,000	1,621,824
3.750%, 03/07/2017 (Acquired 02/29/2012 through 04/24/2013, Cost $4,981,140) * f	5,000,000	5,162,860
2.050%, 08/17/2018 (Acquired 08/10/2015, Cost $4,122,484) * f	4,125,000	4,144,421
2.450%, 03/16/2020 (Acquired 03/10/2015, Cost $9,257,656) * f	9,275,000	9,363,029
5.000%, 06/09/2021 (Acquired 10/12/2011, Cost $2,468,800) * f	2,500,000	2,805,747
5.800%, 09/25/2023 (Acquired 01/14/2014, Cost $2,935,084) * f	2,800,000	3,035,735
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,500,000	5,575,157
iStar Financial, Inc.,
5.850%, 03/15/2017	500,000	510,000
J.P. Morgan Chase & Co.:
0.845%, 04/25/2018	2,300,000	2,289,452
2.200%, 10/22/2019	3,500,000	3,482,633
4.250%, 10/15/2020	8,100,000	8,682,398
4.350%, 08/15/2021	2,400,000	2,586,415
4.500%, 01/24/2022	4,400,000	4,747,464
3.200%, 01/25/2023	5,350,000	5,310,758
3.125%, 01/23/2025	21,850,000	21,087,610
Jefferies Group LLC,
6.450%, 06/08/2027	1,000,000	1,037,475
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 08/26/2010 through 04/11/2013, Cost $11,780,705) *	9,765,000	11,812,398
Kemper Corp.,
6.000%, 05/15/2017	1,000,000	1,056,302
KeyBank National Association:
4.625%, 06/15/2018	2,670,000	2,764,900
2.250%, 03/16/2020	9,425,000	9,394,906
KeyCorp,
2.900%, 09/15/2020	17,200,000	17,328,656
Kookmin Bank,
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $4,985,900) * f	5,000,000	4,995,480
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 10/15/2012 through 02/07/2013, Cost $10,029,213) * f	10,000,000	10,177,460
2.500%, 05/16/2018 (Acquired 05/07/2013 through 08/27/2015, Cost $35,362,666) * f	35,204,000	35,289,827
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (Acquired 09/29/2008 through 04/16/2013, Cost $699,931) *	700,000	817,589
10.750%, 06/15/2058 (Acquired 05/21/2008 through 05/06/2009, Cost $751,428) *	900,000	1,352,250
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $240,082) *	375,000	474,453
Lincoln National Corp.:
8.750%, 07/01/2019	11,378,000	13,897,453
6.050%, 04/20/2067	930,000	781,200
Lloyds Bank PLC:
4.200%, 03/28/2017 f	2,000,000	2,081,468
0.859%, 05/14/2018 f	3,200,000	3,181,862
5.800%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012, Cost $6,391,326) * f	6,350,000	7,254,977
2.400%, 03/17/2020 f	6,700,000	6,707,122
Macquarie Bank Ltd.:
2.000%, 08/15/2016 (Acquired 09/27/2013, Cost $3,506,331) * f	3,500,000	3,524,713
0.925%, 10/27/2017 (Acquired 10/22/2014, Cost $8,000,000) * f	8,000,000	7,963,744
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $7,595,364) * f	7,600,000	7,580,658
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $12,971,400) * f	13,000,000	12,978,082
Macquarie Group Ltd.:
4.875%, 08/10/2017 (Acquired 10/30/2014, Cost $1,054,082) * f	1,000,000	1,049,296
7.625%, 08/13/2019 (Acquired 12/15/2014, Cost $2,895,155) * f	2,467,000	2,889,363

Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	8,000,000	7,952,176
Manufacturers And Traders Trust Co.:
6.625%, 12/04/2017	1,120,000	1,238,522
5.585%, 12/28/2020	9,483,000	9,471,914
Manulife Financial Corp.,
4.900%, 09/17/2020 f	2,784,000	3,077,442
Marsh & McLennan Cos., Inc.:
4.800%, 07/15/2021	1,000,000	1,102,986
3.750%, 03/14/2026	9,225,000	9,275,950
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (Acquired 10/10/2012, Cost $4,085,774) *	3,184,000	3,987,323
8.875%, 06/01/2039 (Acquired 10/03/2012 through 07/21/2015, Cost $42,004,695) *	27,415,000	40,659,488
MBIA Insurance Corp.,
11.549%, 01/15/2033 (Acquired 01/11/2008, Cost $700,000) * §	700,000	318,500
MetLife Capital Trust IV,
7.875%, 12/15/2037 (Acquired 03/26/2012 through 04/05/2013, Cost $1,044,626) *	900,000	1,102,500
MetLife, Inc.:
7.717%, 02/15/2019 @	1,157,000	1,369,261
4.050%, 03/01/2045 @	6,400,000	5,982,265
Metropolitan Life Global Funding I,
3.875%, 04/11/2022 (Acquired 12/18/2012, Cost $1,595,221) *	1,500,000	1,565,364
Mizuho Bank Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $1,847,447) * f	1,850,000	1,850,420
2.650%, 09/25/2019 (Acquired 09/18/2014, Cost $4,991,400) * f	5,000,000	5,064,665
2.400%, 03/26/2020 (Acquired 03/19/2015, Cost $19,974,800) * f	20,000,000	19,997,940
Morgan Stanley:
5.450%, 01/09/2017	2,000,000	2,100,680
6.625%, 04/01/2018	1,275,000	1,419,756
7.300%, 05/13/2019	4,675,000	5,458,675
2.375%, 07/23/2019	2,000,000	2,000,210
5.625%, 09/23/2019	10,100,000	11,283,266
2.650%, 01/27/2020	7,000,000	7,033,089
3.750%, 02/25/2023	1,000,000	1,024,234
3.700%, 10/23/2024	5,000,000	5,023,850
4.000%, 07/23/2025	2,500,000	2,554,982
MUFG Americas Holdings Corp.:
2.250%, 02/10/2020	7,000,000	6,976,641
3.500%, 06/18/2022	1,150,000	1,181,472
National Australia Bank Ltd.:
2.750%, 03/09/2017 f	6,000,000	6,143,232
1.875%, 07/23/2018 f	6,000,000	6,025,332
National City Bank,
5.800%, 06/07/2017	6,170,000	6,573,901
Nationwide Building Society,
3.900%, 07/21/2025 (Acquired 07/14/2015, Cost $8,069,463) * f	8,100,000	8,282,809
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 02/05/2015 through 05/08/2015, Cost $16,584,764) *	14,788,000	16,497,434
Nationwide Mutual Insurance Co.,
7.875%, 04/01/2033 (Acquired 10/13/2009, Cost $90,984) *	100,000	130,525
Navient LLC,
5.625%, 08/01/2033	50,000	32,375
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (Acquired 11/07/2012, Cost $4,133,689) *	3,200,000	4,032,218
Nippon Life Insurance Co.,
5.000%, 10/18/2042 (Acquired 10/11/2012, Cost $2,000,000) * f	2,000,000	2,086,600
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	3,000,000	3,015,000
2.750%, 03/19/2019 f	11,268,000	11,445,359
6.700%, 03/04/2020 f	2,525,000	2,971,142
Nordea Bank AB,
3.125%, 03/20/2017 (Acquired 03/14/2012 through 05/09/2012, Cost $8,014,366) * f	8,000,000	8,215,960
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015, Cost $16,000,000) *	16,000,000	16,113,568
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,000,000	1,001,653
3.125%, 05/15/2023	3,550,000	3,502,607
Principal Life Global Funding II,
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $7,989,440) *	8,000,000	7,991,992
Prudential Financial, Inc.,
6.000%, 12/01/2017 @	2,000,000	2,187,358
Rabobank Nederland,
3.875%, 02/08/2022 f	4,150,000	4,370,768
Raymond James Financial, Inc.,
8.600%, 08/15/2019	14,527,000	17,721,502
Regions Bank,
7.500%, 05/15/2018	15,864,000	17,786,098

Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (Acquired 01/07/2015, Cost $13,952,260) *	14,000,000	14,021,364
2.375%, 05/04/2020 (Acquired 04/27/2015, Cost $14,356,224) *	14,400,000	14,341,594
Royal Bank of Canada,
0.546%, 10/13/2017 f	9,000,000	8,965,485
Santander Bank NA,
8.750%, 05/30/2018	7,034,000	8,031,935
Santander Financial Issuances Ltd.,
7.250%, 11/01/2015 f	300,000	301,115
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013 through 01/27/2015, Cost $24,389,234) * @ f	22,975,000	23,883,454
Simon Property Group LP,
1.500%, 02/01/2018 (Acquired 12/10/2012, Cost $11,962,200) *	12,000,000	11,980,224
Societe Generale:
5.200%, 04/15/2021 (Acquired 09/20/2011 through 02/13/2013, Cost $9,995,743) * @ f	10,100,000	11,379,175
5.000%, 01/17/2024 (Acquired 01/14/2014, Cost $2,972,790) * f	3,000,000	3,032,460
4.250%, 04/14/2025 (Acquired 04/08/2015, Cost $11,812,680) * @ f	12,000,000	11,373,972
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	4,970,220
Springleaf Finance Corp.,
6.900%, 12/15/2017	1,000,000	1,045,000
Standard Chartered PLC:
1.700%, 04/17/2018 (Acquired 04/13/2015, Cost $9,988,900) * f	10,000,000	9,926,000
5.700%, 03/26/2044 (Acquired 03/21/2014 through 05/01/2014, Cost $14,103,191) * f	14,000,000	13,450,430
Stifel Financial Corp.,
4.250%, 07/18/2024	13,115,000	13,111,197
Sumitomo Mitsui Banking Corp.:
1.950%, 07/23/2018 @ f	4,000,000	4,019,340
2.250%, 07/11/2019 f	12,050,000	12,016,622
2.450%, 01/16/2020 @ f	12,200,000	12,266,722
3.000%, 01/18/2023 f	2,500,000	2,480,617
SunTrust Bank,
7.250%, 03/15/2018	5,682,000	6,370,494
SunTrust Banks, Inc.,
3.500%, 01/20/2017	4,750,000	4,866,608
SUSA Partnership LP,
8.200%, 06/01/2017	1,000,000	1,103,141
Svenska Handelsbanken AB,
2.875%, 04/04/2017 f	2,425,000	2,482,633
Swedbank AB,
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $2,995,470) * f	3,000,000	3,033,570
Symetra Financial Corp.,
6.125%, 04/01/2016 (Acquired 10/12/2010 through 12/12/2014, Cost $7,228,472) *	7,127,000	7,283,431
Synchrony Financial:
3.750%, 08/15/2021	16,650,000	16,820,263
4.250%, 08/15/2024	24,225,000	24,134,738
4.500%, 07/23/2025	4,600,000	4,636,013
TD Ameritrade Holding Corp.,
5.600%, 12/01/2019	1,000,000	1,144,832
The Bank of Nova Scotia,
1.700%, 06/11/2018 f	15,325,000	15,301,767
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.669%, 07/15/2016 f	10,000,000	9,998,110
2.350%, 02/23/2017 (Acquired 02/14/2012, Cost $5,996,640) * f	6,000,000	6,074,958
0.742%, 03/10/2017 (Acquired 10/08/2014 through 11/12/2014, Cost $7,256,524) * f	7,250,000	7,231,563
2.300%, 03/05/2020 (Acquired 02/25/2015, Cost $7,844,819) * f	7,850,000	7,805,922
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	2,250,000	2,518,972
The Chubb Corp.,
6.375%, 03/29/2067	1,320,000	1,301,850
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	3,000,000	3,277,524
6.150%, 04/01/2018	6,500,000	7,158,756
7.500%, 02/15/2019	1,825,000	2,133,065
2.550%, 10/23/2019 @	4,000,000	4,025,936
5.250%, 07/27/2021	1,000,000	1,115,241
5.750%, 01/24/2022 @	8,100,000	9,296,281
1.925%, 11/29/2023	10,000,000	10,059,060
3.500%, 01/23/2025 @	9,250,000	9,103,462
6.750%, 10/01/2037	300,000	357,875
The Guardian Life Insurance Co. of America:
7.375%, 09/30/2039 (Acquired 08/27/2015, Cost $8,466,921) *	6,507,000	8,538,830
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $2,989,950) *	3,000,000	2,898,069
The Hartford Financial Services Group, Inc.:
5.375%, 03/15/2017	2,913,000	3,080,670
5.125%, 04/15/2022	6,097,000	6,761,341
8.125%, 06/15/2038	1,365,000	1,508,325

The Huntington National Bank:
2.000%, 06/30/2018	13,000,000	13,033,241
2.875%, 08/20/2020	12,000,000	12,137,016
The Royal Bank of Scotland PLC,
6.125%, 01/11/2021 f	7,850,000	9,135,390
Torchmark Corp.,
3.800%, 09/15/2022	1,275,000	1,292,637
Tyco International Finance SA:
3.900%, 02/14/2026 f	10,000,000	10,125,760
UBS AG:
1.375%, 08/14/2017 f	3,000,000	2,991,000
1.800%, 03/26/2018 @ f	14,500,000	14,492,634
UBS Group Funding Jersey Ltd.,
1.767%, 09/24/2020 (Acquired 09/21/2015, Cost $26,350,000) * f	26,350,000	26,411,922
UnitedHealth Group, Inc.:
6.000%, 02/15/2018	1,000,000	1,102,038
4.625%, 07/15/2035	12,175,000	12,846,317
Voya Financial, Inc.,
5.500%, 07/15/2022	22,944,000	26,132,688
Wells Fargo & Co.:
Series N, 2.150%, 01/30/2020 @	7,000,000	6,982,829
2.600%, 07/22/2020 @	8,950,000	9,040,279
3.000%, 02/19/2025 @	5,000,000	4,811,095
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	8,322,000	9,071,687
Westpac Banking Corp.:
2.000%, 08/14/2017 f	8,000,000	8,096,752
4.875%, 11/19/2019 f	636,000	703,985
Willis Group Holdings PLC,
5.750%, 03/15/2021 f	20,329,000	22,740,019
Willis North America, Inc.,
7.000%, 09/29/2019	16,003,000	18,290,949
		2,022,044,908	22.0%
Utility
Appalachian Power Co.,
Series P, 6.700%, 08/15/2037	1,275,000	1,595,872
Arizona Public Service Co.,
8.750%, 03/01/2019	1,150,000	1,397,559
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025	7,000,000	7,039,200
CMS Energy Corp.,
5.050%, 03/15/2022	1,000,000	1,099,003
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	7,626,775
Dominion Resources, Inc.:
2.500%, 12/01/2019	5,225,000	5,257,217
Series B, 5.950%, 06/15/2035	1,880,000	2,146,906
EDP Finance BV:
4.900%, 10/01/2019 (Acquired 02/04/2015, Cost $1,651,955) * f	1,564,000	1,627,342
4.125%, 01/15/2020 (Acquired 03/03/2015 through 03/04/2015, Cost $9,132,839) * f	8,816,000	8,936,039
ENEL Finance International NV,
6.800%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008, Cost $498,897) * f	500,000	625,114
Exelon Corp.:
3.950%, 06/15/2025	6,050,000	6,106,398
5.100%, 06/15/2045	5,875,000	5,998,792
Exelon Generation Co. LLC:
6.200%, 10/01/2017	4,350,000	4,717,997
5.600%, 06/15/2042	6,100,000	6,099,341
IPALCO Enterprises, Inc.,
5.000%, 05/01/2018	1,000,000	1,047,500
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,590,984
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (Acquired 05/09/2011 through 05/23/2012, Cost $2,809,364) * f	2,800,000	3,004,400
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	6,673,000	8,340,789
2.300%, 11/15/2019	5,000,000	5,044,495
2.850%, 01/27/2025	12,875,000	12,478,463
NextEra Energy Capital Holdings, Inc.,
Series D, 7.300%, 09/01/2067	2,600,000	2,574,000
ONEOK, Inc.,
4.250%, 02/01/2022	6,150,000	5,304,375
PPL Energy Supply LLC:
Series A, 5.700%, 10/15/2015	2,000,000	1,990,000
6.200%, 05/15/2016	3,070,000	3,093,025
PSEG Power LLC,
5.320%, 09/15/2016	3,077,000	3,191,911
Public Service Co. of New Mexico,
7.950%, 05/15/2018	6,553,000	7,450,394
RGS I&M Funding Corp.,
Series F*, 9.820%, 06/07/2022	152,211	178,304

Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $5,958,960) * f	6,000,000	6,225,900
		122,788,095	1.3%
Industrials
21st Century Fox America, Inc.:
6.900%, 03/01/2019	6,659,000	7,658,589
3.700%, 09/15/2024	4,025,000	4,027,274
6.150%, 03/01/2037	9,000,000	10,177,326
4.750%, 09/15/2044 @	1,950,000	1,919,545
A.P. Meoller - Maersk A/S:
2.550%, 09/22/2019 (Acquired 11/24/2014, Cost $10,055,823) * f	10,000,000	10,064,480
3.750%, 09/22/2024 (Acquired 09/15/2014, Cost $4,459,830) * f	4,475,000	4,521,791
AbbVie, Inc.:
1.750%, 11/06/2017	7,450,000	7,472,134
2.000%, 11/06/2018 @	10,835,000	10,876,325
3.200%, 11/06/2022 @	3,000,000	2,997,408
3.600%, 05/14/2025	2,500,000	2,465,667
Access Midstream Partners LP / ACMP Finance Corp.,
6.125%, 07/15/2022	300,000	305,240
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	773,600
Agrium, Inc.,
4.125%, 03/15/2035 f	6,550,000	5,783,689
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 (Acquired 11/20/2014, Cost $9,955,800) * f	10,000,000	9,603,320
Altera Corp.,
4.100%, 11/15/2023 @	3,000,000	3,146,280
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	3,175,000	3,483,877
Amgen, Inc.,
4.400%, 05/01/2045 @	8,000,000	7,345,296
Anadarko Petroleum Corp.:
5.950%, 09/15/2016	2,792,000	2,901,502
6.375%, 09/15/2017	968,000	1,044,598
8.700%, 03/15/2019	4,380,000	5,166,013
6.450%, 09/15/2036	4,025,000	4,428,072
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 09/20/2011 through 12/29/2014, Cost $6,576,794) * f	5,600,000	5,922,168
ANR Pipeline Co.,
9.625%, 11/01/2021	9,150,000	12,173,837
Apple, Inc.,
2.150%, 02/09/2022	3,500,000	3,412,633
ArcelorMittal SA:
5.250%, 02/25/2017 f	5,000,000	4,950,000
7.000%, 02/25/2022 @ f	2,000,000	1,820,000
AT&T, Inc.:
6.300%, 01/15/2038	11,000,000	12,102,926
5.550%, 08/15/2041 @	1,000,000	1,014,758
Ball Corp.,
5.250%, 07/01/2025 @	25,000,000	24,640,500
Bayer US Finance LLC,
2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $14,657,559) *	14,725,000	14,915,748
Beam Suntory, Inc.,
3.250%, 05/15/2022 @	2,000,000	1,969,304
Becton Dickinson and Co.:
6.375%, 08/01/2019	5,000,000	5,715,560
3.250%, 11/12/2020	13,000,000	13,305,370
3.875%, 05/15/2024	7,500,000	7,724,693
3.734%, 12/15/2024	4,900,000	4,988,293
Bemis Co., Inc.,
4.500%, 10/15/2021	1,000,000	1,065,829
Boardwalk Pipelines LP,
4.950%, 12/15/2024	13,875,000	12,851,899
Boston Scientific Corp.,
2.650%, 10/01/2018 @	10,000,000	10,122,020
BP Capital Markets:
0.956%, 09/26/2018 f	5,000,000	4,964,135
4.750%, 03/10/2019 f	1,500,000	1,640,422
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	2,078,952
Bunge Limited Finance Corp.,
8.500%, 06/15/2019	13,690,000	16,355,867
Bunge NA Finance LP,
5.900%, 04/01/2017	4,024,000	4,247,215
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045 @	3,100,000	2,888,233
Celgene Corp.,
3.550%, 08/15/2022	5,730,000	5,816,483

CenturyLink, Inc.,
Series R, 5.150%, 06/15/2017	2,000,000	2,055,000
CF Industries, Inc.:
6.875%, 05/01/2018	5,000,000	5,574,535
3.450%, 06/01/2023 @	14,745,000	14,034,085
5.375%, 03/15/2044	5,000,000	4,854,465
Charter Communications, Inc.,
6.384%, 10/23/2035 (Acquired 07/09/2015, Cost $5,800,000) *	5,800,000	5,868,133
Chesapeake Energy Corp.:
6.500%, 08/15/2017 @	4,044,000	3,649,710
3.539%, 04/15/2019	4,500,000	3,195,000
Cliffs Natural Resources, Inc.,
5.950%, 01/15/2018	11,579,000	6,078,975
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020 (Acquired 06/10/2015 through 08/12/2015, Cost $9,882,839) *	9,875,000	9,904,457
4.500%, 06/01/2025 (Acquired 05/19/2015, Cost $9,984,700) *	10,000,000	9,707,110
Comcast Cable Communications Holdings Inc.,
9.455%, 11/15/2022	2,030,000	2,832,583
Comcast Corp.:
4.250%, 01/15/2033	5,900,000	5,863,768
4.400%, 08/15/2035	13,450,000	13,535,865
4.650%, 07/15/2042 @	2,000,000	2,056,408
Computer Sciences Corp.,
4.450%, 09/15/2022	2,000,000	2,062,782
ConAgra Foods, Inc.:
5.819%, 06/15/2017	8,417,000	8,998,867
1.900%, 01/25/2018	13,569,000	13,479,770
7.000%, 04/15/2019	6,350,000	7,303,459
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036 f	845,000	963,246
Constellation Brands, Inc.,
4.750%, 11/15/2024 @	100,000	101,000
Continental Airlines Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	20,183	20,839
Cox Communications, Inc.:
9.375%, 01/15/2019 (Acquired 10/06/2014, Cost $9,344,068) *	7,670,000	9,131,342
2.950%, 06/30/2023 (Acquired 04/24/2013 through 12/29/2014, Cost $5,441,042) *	5,475,000	4,999,343
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,616,999) *	4,625,000	4,381,091
4.800%, 02/01/2035 (Acquired 12/01/2014, Cost $9,996,400) *	10,000,000	8,863,100
4.700%, 12/15/2042 (Acquired 11/26/2012, Cost $4,999,050) *	5,000,000	4,249,420
CSX Corp.,
6.220%, 04/30/2040	175,000	211,182
CVS Health Corp.:
3.875%, 07/20/2025	2,600,000	2,680,101
4.875%, 07/20/2035 @	8,500,000	8,918,803
D.R. Horton, Inc.,
4.750%, 05/15/2017	1,447,000	1,489,506
Daimler Finance North America LLC:
1.010%, 08/03/2017 (Acquired 07/28/2015, Cost $8,000,000) *	8,000,000	7,963,768
1.875%, 01/11/2018 (Acquired 01/07/2013, Cost $2,116,139) * @	2,125,000	2,110,952
Danone,
3.000%, 06/15/2022 (Acquired 05/29/2012, Cost $3,489,465) * f	3,500,000	3,508,844
DCP Midstream LLC:
9.750%, 03/15/2019 (Acquired 02/29/2012 through 06/25/2015, Cost $11,279,427) *	9,655,000	10,815,135
4.750%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011, Cost $2,249,860) *	2,245,000	2,024,027
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 f	1,250,000	1,416,964
8.750%, 06/15/2030 f	825,000	1,179,483
Devon Energy Corp.,
6.300%, 01/15/2019	5,220,000	5,843,743
Devon Financing Corp. LLC,
7.875%, 09/30/2031	5,000,000	6,117,740
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,093,750
Dollar General Corp.:
4.125%, 07/15/2017	4,545,000	4,686,408
1.875%, 04/15/2018	2,100,000	2,098,066
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	6,073,416
Eaton Corp.:
2.750%, 11/02/2022	2,500,000	2,433,065
4.000%, 11/02/2032	3,660,000	3,514,738
Ecolab, Inc.,
1.450%, 12/08/2017	5,200,000	5,174,416
El Paso Pipeline Partners Operating Co. LLC,
7.500%, 11/15/2040	2,500,000	2,617,227
Encana Corp.,
6.500%, 05/15/2019 f	500,000	548,296

Energy Transfer Partners LP:
2.500%, 06/15/2018	5,700,000	5,674,698
9.700%, 03/15/2019	1,189,000	1,418,539
5.200%, 02/01/2022	1,000,000	1,004,667
3.600%, 02/01/2023	5,000,000	4,501,310
5.150%, 03/15/2045	5,000,000	3,900,405
EnLink Midstream Partners LP,
4.400%, 04/01/2024	7,000,000	6,664,420
Enogex LLC,
6.250%, 03/15/2020 (Acquired 10/25/2012 through 05/10/2013, Cost $3,510,612) *	3,190,000	3,518,002
Ensco PLC,
5.200%, 03/15/2025 @ f	6,000,000	4,566,450
Enterprise Products Operating LLC:
3.350%, 03/15/2023	10,000,000	9,665,710
3.750%, 02/15/2025 @	7,000,000	6,671,119
Express Scripts Holding Co.:
7.250%, 06/15/2019	4,600,000	5,360,081
4.750%, 11/15/2021	14,700,000	15,871,458
3.500%, 06/15/2024 @	7,500,000	7,380,720
FedEx Corp.:
8.000%, 01/15/2019	6,100,000	7,282,162
3.900%, 02/01/2035	7,000,000	6,435,471
Fidelity National Information Services, Inc.:
5.000%, 03/15/2022 @	9,345,000	9,766,114
3.500%, 04/15/2023	5,850,000	5,557,845
3.875%, 06/05/2024	23,522,000	22,386,758
Fiserv, Inc.:
4.625%, 10/01/2020	3,000,000	3,272,091
3.500%, 10/01/2022	11,500,000	11,649,281
3.850%, 06/01/2025	8,000,000	8,122,032
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (Acquired 06/12/2012, Cost $2,996,190) *	3,000,000	2,994,441
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 f	11,700,000	10,945,233
4.375%, 05/10/2043 f	4,000,000	3,580,560
Ford Motor Credit Co. LLC:
2.500%, 01/15/2016	2,000,000	2,009,394
4.207%, 04/15/2016	4,710,000	4,784,164
8.000%, 12/15/2016	2,000,000	2,149,748
3.000%, 06/12/2017	3,000,000	3,047,556
6.625%, 08/15/2017	1,063,000	1,147,570
2.145%, 01/09/2018 @	5,375,000	5,356,709
5.750%, 02/01/2021 @	13,000,000	14,603,472
Forest Laboratories, Inc.:
4.375%, 02/01/2019 (Acquired 10/20/2014, Cost $4,183,987) *	4,000,000	4,233,668
5.000%, 12/15/2021 (Acquired 08/26/2014 through 01/22/2015, Cost $33,574,730) *	31,212,000	33,858,216
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.:
6.500%, 11/15/2020	6,337,000	5,715,213
6.625%, 05/01/2021	6,447,000	5,673,360
6.750%, 02/01/2022	2,649,000	2,325,160
Freeport-McMoRan, Inc.:
3.100%, 03/15/2020 @	3,775,000	3,145,066
3.550%, 03/01/2022 @	5,775,000	4,331,250
3.875%, 03/15/2023 @	8,000,000	5,950,000
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (Acquired 09/16/2015 through 09/24/2015, Cost $24,144,855) *	24,000,000	23,940,000
General Mills, Inc.,
2.200%, 10/21/2019	12,000,000	12,114,048
General Motors Financial Co., Inc.,
3.200%, 07/13/2020 @	10,000,000	9,865,310
Georgia-Pacific LLC:
5.400%, 11/01/2020 (Acquired 10/27/2010, Cost $994,130) *	1,000,000	1,120,558
3.163%, 11/15/2021 (Acquired 11/03/2014, Cost $19,999,800) *	20,000,000	20,231,400
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (Acquired 11/03/2011, Cost $1,997,480) * f	2,000,000	1,658,750
4.250%, 10/25/2022 (Acquired 10/18/2012 through 05/22/2013, Cost $7,109,703) * f	7,000,000	5,521,250
Glencore Funding LLC:
4.125%, 05/30/2023 (Acquired 05/22/2013 through 04/20/2015, Cost $15,416,917) *	15,450,000	12,157,219
4.625%, 04/29/2024 (Acquired 10/08/2014, Cost $5,135,381) * @	5,000,000	3,750,000
Grupo Bimbo, SAB de CV,
3.875%, 06/27/2024 (Acquired 06/27/2014, Cost $7,010,303) * f	7,000,000	6,779,220
GTE Corp.,
8.750%, 11/01/2021	975,000	1,255,518
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	2,824,500
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Acquired 09/21/2015, Cost $9,996,200) *	10,000,000	10,063,710

H. J. Heinz Co.:
3.500%, 07/15/2022 (Acquired 06/23/2015 through 06/24/2015, Cost $16,982,780) * @	17,000,000	17,365,806
5.000%, 07/15/2035 (Acquired 06/23/2015, Cost $6,735,332) *	6,800,000	7,103,205
H. J. Heinz Finance Co.,
6.750%, 03/15/2032	10,000,000	11,599,460
Hanson Ltd.,
6.125%, 08/15/2016 f	15,157,000	15,584,427
HCA, Inc.:
4.250%, 10/15/2019	10,900,000	11,009,000
6.500%, 02/15/2020	5,000,000	5,450,000
5.000%, 03/15/2024	8,366,000	8,386,915
5.375%, 02/01/2025 @	24,950,000	24,700,500
Hess Corp.,
8.125%, 02/15/2019	1,262,000	1,473,847
Hewlett-Packard Co.:
3.600%, 10/15/2020 (Acquired 09/30/2015, Cost $7,272,963) *	7,275,000	7,272,963
4.375%, 09/15/2021	10,000,000	10,450,990
4.650%, 12/09/2021 @	22,500,000	23,860,575
Hospira, Inc.:
6.050%, 03/30/2017	25,000,000	26,697,250
5.800%, 08/12/2023	7,938,000	9,193,442
Husky Energy, Inc.,
4.000%, 04/15/2024 f	1,605,000	1,514,574
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 01/20/2015, Cost $2,369,559) * f	2,000,000	2,346,990
Hutchison Whampoa International (11) Ltd.,
3.500%, 01/13/2017 (Acquired 01/10/2012 through 12/11/2014, Cost $4,041,096) * f	4,000,000	4,102,168
Hutchison Whampoa International (12) (II) Ltd.,
3.250%, 11/08/2022 (Acquired 11/05/2012 through 12/18/2014, Cost $4,603,093) * f	4,625,000	4,587,380
Hutchison Whampoa International (14) Ltd.,
3.625%, 10/31/2024 (Acquired 10/28/2014, Cost $14,982,600) * f	15,000,000	14,782,005
Hyundai Capital Services, Inc.:
1.140%, 03/18/2017 (Acquired 03/11/2014, Cost $2,400,000) * f	2,400,000	2,394,365
3.500%, 09/13/2017 (Acquired 03/06/2012 through 12/30/2014, Cost $12,792,629) * f	12,470,000	12,853,677
2.625%, 09/29/2020 (Acquired 03/23/2015, Cost $8,986,320) * @ f	9,000,000	8,998,749
Ingersoll-Rand Luxembourg Finance SA:
3.550%, 11/01/2024 f	3,200,000	3,142,054
4.650%, 11/01/2044 f	1,300,000	1,233,565
Ingredion, Inc.,
1.800%, 09/25/2017	5,650,000	5,632,084
Johnson Controls, Inc.,
5.250%, 12/01/2041	1,150,000	1,160,927
Kerr-McGee Corp.,
7.875%, 09/15/2031	12,790,000	15,883,991
Keysight Technologies, Inc.,
3.300%, 10/30/2019 (Acquired 10/06/2014, Cost $4,995,100) *	5,000,000	5,018,895
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	1,658,000	1,958,393
6.850%, 02/15/2020 @	4,645,000	5,239,476
6.500%, 02/01/2037	400,000	382,559
6.950%, 01/15/2038	350,000	346,822
Kinder Morgan Finance Co. LLC:
5.700%, 01/05/2016	2,536,000	2,562,199
6.000%, 01/15/2018 (Acquired 12/06/2010, Cost $999,930) *	1,000,000	1,058,261
Kinder Morgan, Inc.:
3.050%, 12/01/2019	7,000,000	6,872,789
5.000%, 02/15/2021 (Acquired 05/26/2015, Cost $5,345,132) *	5,000,000	5,109,215
Kinross Gold Corp.,
6.875%, 09/01/2041 f	5,500,000	4,145,333
Kraft Foods Group, Inc.,
5.000%, 06/04/2042	5,000,000	5,128,375
Lafarge SA,
7.125%, 07/15/2036 f	1,425,000	1,703,102
Lear Corp.,
5.250%, 01/15/2025	20,000,000	19,600,000
Magellan Midstream Partners LP,
4.200%, 03/15/2045	3,000,000	2,495,022
Marathon Oil Corp.,
2.800%, 11/01/2022 @	10,175,000	9,106,421
Marathon Petroleum Corp.:
3.625%, 09/15/2024 @	2,500,000	2,416,025
4.750%, 09/15/2044	2,375,000	2,110,936
Martin Marietta Materials, Inc.:
6.600%, 04/15/2018	475,000	528,526
6.250%, 05/01/2037	450,000	467,011
Masco Corp.:
6.125%, 10/03/2016	10,900,000	11,308,968
7.125%, 03/15/2020	1,800,000	2,074,500

MeadWestvaco Corp.,
7.375%, 09/01/2019	6,650,000	7,802,724
Medtronic, Inc.:
2.500%, 03/15/2020 @	5,000,000	5,067,345
4.375%, 03/15/2035 @	7,000,000	7,076,251
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (Acquired 04/01/2015, Cost $5,000,000) *	5,000,000	4,945,310
MPLX LP,
4.000%, 02/15/2025	3,000,000	2,751,786
Murphy Oil Corp.,
4.000%, 06/01/2022	12,600,000	10,898,824
Mylan, Inc.,
4.200%, 11/29/2023	4,525,000	4,572,843
Nabors Industries, Inc.,
6.150%, 02/15/2018	250,000	263,300
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $13,770,454) * f	13,775,000	13,800,015
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	3,300,000	4,653,888
Noble Energy, Inc.:
3.900%, 11/15/2024	3,000,000	2,790,027
5.050%, 11/15/2044	3,000,000	2,597,952
Noble Holding International Ltd.,
4.000%, 03/16/2018 f	7,000,000	6,630,204
Northern Tier Energy LLC / Northern Tier Finance Corp.,
7.125%, 11/15/2020	15,935,000	15,935,000
NuStar Logistics LP:
4.800%, 09/01/2020	4,275,000	4,082,625
6.750%, 02/01/2021	3,000,000	2,970,000
Oi SA,
5.750%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * @ f	3,000,000	1,395,000
ONEOK Partners LP:
3.375%, 10/01/2022	9,500,000	8,544,965
5.000%, 09/15/2023 @	5,800,000	5,674,766
Oracle Corp.:
3.400%, 07/08/2024	8,850,000	8,979,971
3.900%, 05/15/2035 @	7,425,000	7,044,736
Owens Corning,
4.200%, 12/01/2024	10,000,000	9,934,000
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	4,907,825
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,267,755
Pentair Finance SA:
2.650%, 12/01/2019 f	5,000,000	4,908,690
3.625%, 09/15/2020 f	16,000,000	16,200,016
Pepsico, Inc.,
4.250%, 10/22/2044	2,850,000	2,818,245
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 04/17/2015, Cost $31,228,281) * f	31,200,000	30,741,828
PetroLogistics LP / PetroLogistics Finance Corp.,
6.250%, 04/01/2020	2,225,000	2,341,812
Phillips 66:
4.300%, 04/01/2022 @	6,168,000	6,462,929
4.650%, 11/15/2034 @	13,000,000	12,654,837
4.875%, 11/15/2044	15,000,000	14,354,115
Phillips 66 Partners LP,
4.680%, 02/15/2045	2,000,000	1,646,626
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	14,075,000	15,443,273
Plum Creek Timberlands LP:
5.875%, 11/15/2015	2,275,000	2,287,424
4.700%, 03/15/2021	1,200,000	1,298,334
3.250%, 03/15/2023	8,375,000	8,147,853
POSCO,
4.250%, 10/28/2020 (Acquired 10/21/2010, Cost $2,165,365) * f	2,175,000	2,331,167
Qualcomm, Inc.,
3.000%, 05/20/2022	5,500,000	5,423,138
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	211,000
R.R. Donnelley & Sons Co.:
8.600%, 08/15/2016	1,250,000	1,309,375
6.125%, 01/15/2017	76,000	77,710
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010, Cost $1,988,700) *	2,000,000	2,141,092
5.400%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012, Cost $3,512,600) *	3,500,000	3,819,134

Republic Services, Inc.:
5.500%, 09/15/2019	13,000,000	14,520,909
3.550%, 06/01/2022 @	4,000,000	4,100,860
4.750%, 05/15/2023	13,459,000	14,807,228
Rio Tinto Finance (USA) Ltd.,
9.000%, 05/01/2019 f	11,000,000	13,456,883
Rockies Express Pipeline LLC:
6.850%, 07/15/2018 (Acquired 12/21/2011, Cost $2,019,398) *	2,000,000	2,000,000
5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011, Cost $2,699,414) *	2,695,000	2,614,150
Rockwood Specialties Group, Inc.,
4.625%, 10/15/2020	31,454,000	32,557,564
SABMiller Holdings, Inc.,
0.990%, 08/01/2018 (Acquired 10/16/2014, Cost $15,060,251) *	15,000,000	14,932,440
Samarco Mineracao SA:
5.750%, 10/24/2023 (Acquired 10/21/2013 through 12/09/2014, Cost $5,322,177) * f	5,475,000	4,640,062
5.375%, 09/26/2024 (Acquired 09/23/2014 through 12/09/2014, Cost $4,851,979) * @ f	5,125,000	4,129,469
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $4,986,700) * f	5,000,000	4,997,300
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/30/2013, Cost $993,567) * f	960,000	1,242,624
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,065,991
Spectra Energy Partners LP,
3.500%, 03/15/2025	15,000,000	14,004,705
Sprint Capital Corp.:
6.900%, 05/01/2019	675,000	594,000
8.750%, 03/15/2032	325,000	252,688
Sprint Communications, Inc.,
6.000%, 12/01/2016	200,000	197,125
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	1,738,682
6.100%, 02/15/2042	1,000,000	896,452
Sunoco, Inc.,
5.750%, 01/15/2017	701,000	727,261
Targa Resources Partners LP,
4.125%, 11/15/2019 (Acquired 10/23/2014 through 10/27/2014, Cost $7,031,250) *	7,000,000	6,282,500
TC PipeLines LP,
4.375%, 03/13/2025	15,000,000	14,399,880
Telecom Italia Capital:
5.250%, 10/01/2015 f	4,250,000	4,250,000
7.175%, 06/18/2019 f	500,000	553,750
7.200%, 07/18/2036 f	3,050,000	3,217,750
Telecom Italia SPA,
5.303%, 05/30/2024 (Acquired 05/22/2014 through 09/23/2015, Cost $21,675,477) * f	21,500,000	21,016,250
Telefonica Emisiones SAU:
6.421%, 06/20/2016 f	3,950,000	4,090,501
6.221%, 07/03/2017 @ f	8,942,000	9,652,916
5.462%, 02/16/2021 f	2,402,000	2,683,904
4.570%, 04/27/2023 @ f	1,000,000	1,045,709
7.045%, 06/20/2036 f	4,925,000	5,775,651
Tenet Healthcare Corp
6.750%, 06/15/2023 @	1,000,000	992,500
The ADT Corp.:
2.250%, 07/15/2017	22,960,000	22,615,600
4.125%, 04/15/2019 @	3,000,000	3,015,000
3.500%, 07/15/2022	6,900,000	6,106,500
The Dow Chemical Co.:
8.550%, 05/15/2019	14,800,000	17,891,232
4.125%, 11/15/2021	835,000	872,299
The Williams Companies, Inc.:
7.875%, 09/01/2021	1,335,000	1,356,496
3.700%, 01/15/2023	3,000,000	2,326,410
Series A, 7.500%, 01/15/2031	120,000	104,010
7.750%, 06/15/2031	3,500,000	3,099,999
5.750%, 06/24/2044	2,500,000	1,726,682
Thermo Fisher Scientific, Inc.,
3.300%, 02/15/2022 @	7,000,000	7,019,586
Time Warner Cable, Inc.:
8.750%, 02/14/2019	1,132,000	1,329,378
8.250%, 04/01/2019	35,000	40,784
Time Warner Co., Inc.,
7.250%, 10/15/2017	2,300,000	2,553,311
Time Warner, Inc.:
7.625%, 04/15/2031	13,375,000	17,079,313
7.700%, 05/01/2032	7,908,000	10,269,052
4.850%, 07/15/2045 @	12,000,000	11,777,004
Timken Co.,
3.875%, 09/01/2024	18,500,000	17,777,816
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	1,985,841

Transocean, Inc.:
6.500%, 11/15/2020 @ f	9,500,000	7,267,500
6.875%, 12/15/2021 @ f	5,500,000	4,102,560
4.300%, 10/15/2022 @ f	5,000,000	3,087,500
6.800%, 03/15/2038 f	878,000	544,360
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013 through 06/08/2015, Cost $20,141,722) * f	20,330,000	20,145,688
TTX Co.,
3.900%, 02/01/2045 (Acquired 01/26/2015, Cost $25,121,134) *	25,325,000	22,627,457
Tyco Electronics Group SA:
6.550%, 10/01/2017 f	5,243,000	5,745,311
7.125%, 10/01/2037 f	500,000	655,847
Ultramar Diamond Shamrock Corp.,
7.200%, 10/15/2017	7,100,000	7,772,626
Union Pacific Corp.,
3.375%, 02/01/2035	6,000,000	5,459,526
United AirLines, Inc. Pass Through Trust,
Series 91A2, 10.020%, 03/22/2024 ** § †	52,776	15,305
US Airways Pass Through Trust,
Series 981B, 7.350%, 01/30/2018	281,258	296,024
Vale Overseas Ltd.:
6.250%, 01/23/2017 @ f	3,850,000	3,918,761
4.375%, 01/11/2022 @ f	2,700,000	2,381,238
8.250%, 01/17/2034 @ f	425,000	385,386
6.875%, 11/10/2039 f	13,425,000	10,378,465
Valero Energy Corp.:
9.375%, 03/15/2019	19,606,000	23,910,850
6.625%, 06/15/2037	5,000,000	5,492,325
Verisk Analytics, Inc.,
4.000%, 06/15/2025	10,000,000	9,889,390
Verizon Communications, Inc.:
6.400%, 09/15/2033	25,675,000	29,413,177
4.272%, 01/15/2036 @	19,649,000	17,819,403
Viacom, Inc.,
2.750%, 12/15/2019 @	10,000,000	10,038,150
Viterra, Inc.,
5.950%, 08/01/2020 (Acquired 03/18/2015, Cost $7,700,980) * f	7,000,000	5,460,000
Vodafone Group PLC,
6.150%, 02/27/2037 f	500,000	539,348
Vrx Escrow Corp.,
5.875%, 05/15/2023 (Acquired 05/12/2015, Cost $5,102,952) * f	5,000,000	4,778,125
Vulcan Materials Co.:
7.000%, 06/15/2018	2,435,000	2,715,025
4.500%, 04/01/2025	3,000,000	2,940,000
7.150%, 11/30/2037	500,000	540,000
Walgreen Co.,
5.250%, 01/15/2019	2,482,000	2,721,985
Walgreens Boots Alliance, Inc.,
3.800%, 11/18/2024	10,000,000	9,946,530
Wal-Mart Stores, Inc.,
3.300%, 04/22/2024 @	12,000,000	12,409,392
Waste Management, Inc.,
3.900%, 03/01/2035	5,000,000	4,711,085
Weatherford International Ltd.:
4.500%, 04/15/2022 f	5,020,000	4,060,176
6.750%, 09/15/2040 f	1,250,000	954,081
Western Gas Partners LP,
5.375%, 06/01/2021 @	18,000,000	19,267,344
Westvaco Corp.:
9.750%, 06/15/2020	1,060,000	1,343,038
8.200%, 01/15/2030	2,790,000	3,829,191
Weyerhaeuser Co.,
7.375%, 10/01/2019	11,865,000	13,972,378
Williams Partners LP:
5.250%, 03/15/2020	2,000,000	2,131,850
6.300%, 04/15/2040	1,590,000	1,429,706
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Acquired 02/26/2015, Cost $14,991,300) * f	15,000,000	13,568,310
WPX Energy, Inc.,
6.000%, 01/15/2022 @	4,000,000	3,440,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (Acquired 05/15/2013, Cost $4,000,000) *	4,000,000	3,305,000
Xerox Corp.,
6.750%, 02/01/2017	10,517,000	11,195,262
Yara International ASA,
7.875%, 06/11/2019 (Acquired 12/03/2012 through 10/31/2013, Cost $6,907,446) * f	5,880,000	6,872,662
		2,185,415,251	23.8%
Total Corporate Bonds		4,330,248,254	47.1%

Other Government Related Securities
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (Acquired 12/06/2012, Cost $3,311,149) * @ f	3,000,000	2,673,750
5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $4,000,000) * f	4,000,000	3,000,000
CNOOC Curtis Funding No.1 Pty Ltd.,
4.500%, 10/03/2023 (Acquired 02/26/2014, Cost $5,036,117) * f	5,000,000	5,170,625
CNOOC Finance 2013 Ltd.,
3.000%, 05/09/2023 f	2,415,000	2,261,988
CNOOC Ltd.,
3.500%, 05/05/2025	21,075,000	20,055,961
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	4,450,000	4,483,820
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	2,004,394
CNPC HK Overseas Capital Ltd.,
5.950%, 04/28/2041 (Acquired 04/20/2011, Cost $978,120) * f	1,000,000	1,166,304
Comision Federal de Electricidad,
5.750%, 02/14/2042 (Acquired 02/08/2012, Cost $5,116,800) * f	5,200,000	4,706,000
Corp Andina de Fomento,
4.375%, 06/15/2022 f	3,956,000	4,293,759
Export-Import Bank of Korea:
2.250%, 01/21/2020 @ f	14,000,000	13,968,934
4.000%, 01/29/2021 f	2,400,000	2,583,914
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	490,000	623,385
Korea Expressway Corp.,
1.625%, 04/28/2017 (Acquired 04/22/2014 through 02/12/2015, Cost $2,942,070) * f	2,950,000	2,948,994
Korea National Oil Corp.,
3.125%, 04/03/2017 (Acquired 02/18/2015, Cost $8,261,388) * f	8,100,000	8,282,258
Nexen Energy ULC,
7.500%, 07/30/2039 f	6,175,000	8,233,424
Petrobras Global Finance BV,
3.000%, 01/15/2019 f	3,000,000	2,167,500
Petrobras International Finance Co. SA:
3.875%, 01/27/2016 f	5,800,000	5,698,500
7.875%, 03/15/2019 @ f	5,000,000	4,125,000
5.375%, 01/27/2021 @ f	3,200,000	2,328,000
Petroleos Mexicanos:
4.875%, 01/24/2022 f	6,500,000	6,436,365
4.250%, 01/15/2025 (Acquired 10/06/2014 through 10/24/2014, Cost $14,997,196) * f	15,000,000	13,725,000
4.500%, 01/23/2026 (Acquired 01/15/2015, Cost $4,491,900) * @ f	4,500,000	4,148,550
6.500%, 06/02/2041 f	4,000,000	3,679,200
PTT PCL,
3.375%, 10/25/2022 (Acquired 10/19/2012, Cost $4,958,500) * @ f	5,000,000	4,930,580
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,560,590
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $19,915,200) * f	20,000,000	19,709,640
3.250%, 04/28/2025 (Acquired 04/21/2015, Cost $19,804,400) * @ f	20,000,000	19,100,900
State Bank of India,
4.125%, 08/01/2017 (Acquired 07/25/2012, Cost $6,939,800) * f	7,000,000	7,236,544
The Korea Development Bank:
2.250%, 05/18/2020 @ f	7,200,000	7,197,026
3.000%, 09/14/2022 f	4,400,000	4,414,740
		192,915,645	2.1%
Taxable Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	670,631
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,814,296
7.155%, 03/01/2027	1,700,000	2,019,396
California School Finance Authority,
5.041%, 07/01/2020	1,500,000	1,655,625
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,724,415
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,000,000	7,301,840
City of Weyauwega WI Sewerage System Revenue,
3.150%, 05/01/2017 (Callable 05/01/2016)	5,700,000	5,701,995
City of Williston ND,
3.100%, 07/15/2025 (Callable 07/15/2016)	12,000,000	12,028,080
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,470,412
County of Contra Costa CA,
5.140%, 06/01/2017	1,300,000	1,357,603
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	1,000,000	1,069,840

Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	875,000	447,309
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 11/02/2015)	2,535,000	2,534,721
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,825,000	1,909,352
3.750%, 07/01/2034 (Callable 07/01/2023)	7,265,000	7,806,097
New Jersey Economic Development Authority:
1.802%, 06/15/2017	15,000,000	14,970,450
3.375%, 06/15/2017	13,000,000	13,010,140
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	6,115,000	6,318,630
2.812%, 07/01/2035 (Callable 01/01/2024)	8,125,000	8,414,331
North East Independent School District/TX,
5.240%, 08/01/2027	3,000,000	3,451,530
Port of Oakland,
5.000%, 11/01/2020 (Callable 11/01/2017)	2,900,000	3,132,319
Rhode Island Housing & Mortgage Finance Corp./RI,
2.913%, 10/01/2039 (Callable 10/01/2023)	3,125,000	3,108,344
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	1,825,000	2,261,467
State of Illinois,
5.163%, 02/01/2018	3,000,000	3,138,000
State Public School Building Authority,
5.000%, 09/15/2027	1,998,000	2,170,148
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,426,518
Town of Davie FL Water & Sewer Revenue,
6.599%, 10/01/2030 (Callable 10/01/2020)	1,000,000	1,171,690
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,041,915
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,205,170
		119,332,264	1.3%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	92,804	94,179
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	48,290	51,322
5.000%, 05/01/2021	89,350	95,079
6.000%, 06/01/2021	18,659	20,438
3.000%, 05/01/2027	10,229,891	10,662,062
6.500%, 12/01/2028	28,995	33,471
6.500%, 06/01/2029	12,578	14,430
5.000%, 03/01/2036	8,165,273	8,987,522
5.500%, 04/01/2037	258,098	285,848
5.500%, 04/01/2038	141,934	157,155
5.500%, 05/01/2038	296,770	328,685
4.500%, 11/01/2039	1,519,655	1,647,413
4.500%, 11/01/2039	4,837,922	5,264,788
4.500%, 08/01/2040	4,874,797	5,286,822
4.500%, 08/01/2040	7,025,289	7,619,071
3.500%, 06/01/2042	11,197,309	11,700,133
3.500%, 07/01/2042	39,282,169	41,048,909
3.000%, 08/01/2042	32,364,609	32,826,557
3.000%, 02/01/2043	10,338,329	10,485,736
3.000%, 04/01/2043	19,468,050	19,763,808
3.000%, 06/01/2043	17,269,003	17,502,006
3.000%, 08/01/2043	26,439,765	26,781,191
3.500%, 07/01/2044	28,830,432	30,030,116
3.500%, 08/01/2044	49,187,349	51,234,120
4.000%, 09/01/2044	31,320,354	33,374,223
4.000%, 10/01/2044	38,424,297	41,126,603
4.000%, 02/01/2045	32,674,762	34,832,900
3.500%, 06/01/2045	42,086,037	44,077,055
Federal Home Loan Mortgage Corp. (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	2,652	3,003
Series 136, Class E, 6.000%, 04/15/2021	5,588	5,919
Series 1122, Class G, 7.000%, 08/15/2021	7,267	7,910
Series 1186, Class I, 7.000%, 12/15/2021	13,709	15,337

Federal National Mortgage Association (FNMA):
Series 1989-94, Class G, 7.500%, 12/25/2019	3,505	3,780
Series 1990-15, Class J, 7.000%, 02/25/2020	9,052	9,571
Series 1991-21, Class J, 7.000%, 03/25/2021	2,477	2,694
Series 1991-43, Class J, 7.000%, 05/25/2021	41,060	45,209
Series 1991-65, Class Z, 6.500%, 06/25/2021	38,376	40,756
Series 2804, Class VC, 5.000%, 07/15/2021	130,870	139,011
5.000%, 11/01/2021	311,128	324,400
Series 1992-129, Class L, 6.000%, 07/25/2022	83,316	90,763
Series 1993-32, Class H, 6.000%, 03/25/2023	20,552	22,326
Series 1993-58, Class H, 5.500%, 04/25/2023	96,953	105,429
5.000%, 06/01/2026	7,196,202	7,685,776
3.000%, 04/01/2027	18,984,190	19,859,260
2.500%, 12/01/2027	27,897,289	28,703,233
5.000%, 05/01/2028	86,016	94,646
6.500%, 09/01/2028	21,860	24,972
6.500%, 02/01/2029	48,120	55,822
4.500%, 07/01/2030	9,222,371	10,051,485
3.000%, 08/01/2030	47,034,417	49,118,615
4.000%, 11/01/2031	37,290,461	40,197,637
5.500%, 01/01/2032	19,397	21,829
5.000%, 09/01/2033	26,899,443	29,775,114
4.500%, 10/01/2033	51,064,188	55,799,558
4.000%, 01/01/2034	24,354,296	26,248,437
5.500%, 04/01/2034	1,404,799	1,579,067
5.500%, 04/01/2034	1,488,797	1,675,498
Series 2004-90, Class LH, 5.000%, 04/25/2034	2,141,496	2,259,754
4.000%, 09/01/2034	34,520,757	37,196,946
5.500%, 09/01/2034	46,776	52,699
5.000%, 02/01/2035	33,865,234	37,492,848
5.000%, 02/01/2035	36,932,750	40,845,353
5.500%, 02/01/2035	23,016	25,921
5.000%, 04/01/2035	2,696,995	2,978,062
5.000%, 07/01/2035	7,888,959	8,726,240
5.000%, 02/01/2036	5,036,464	5,550,820
5.000%, 03/01/2036	2,261,630	2,491,598
5.500%, 04/01/2036	7,636,351	8,576,476
6.000%, 05/01/2038	13,346,339	15,075,390
5.000%, 06/01/2040	31,475,148	34,719,961
4.000%, 08/01/2040	2,122,344	2,268,255
4.500%, 08/01/2040	10,317,560	11,212,752
4.500%, 08/01/2040	27,217,356	29,577,914
4.000%, 10/01/2040	1,466,017	1,566,589
4.000%, 12/01/2040	6,167,669	6,671,469
3.500%, 01/01/2041	3,456,519	3,614,618
4.000%, 01/01/2041	7,991,881	8,541,804
3.500%, 02/01/2041	3,872,916	4,049,765
3.500%, 03/01/2041	29,480,784	30,827,117
4.500%, 07/01/2041	13,568,750	14,745,447
3.500%, 09/01/2041	60,706,782	63,480,922
4.000%, 09/01/2041	6,849,858	7,325,163
3.500%, 11/01/2041	33,854,418	35,395,690
4.000%, 12/01/2041	29,216,751	31,255,051
4.500%, 01/01/2042	22,785,063	24,751,437
3.000%, 05/01/2042	5,400,759	5,497,537
3.500%, 06/01/2042	11,421,241	11,942,550
3.500%, 08/01/2042	18,688,995	19,540,674
3.000%, 03/01/2043	10,246,729	10,417,532
3.000%, 05/01/2043	43,348,243	44,066,974
3.000%, 06/01/2043	44,331,965	45,064,392
3.000%, 07/01/2043	26,597,654	27,034,800
3.000%, 08/01/2043	12,393,312	12,595,536
4.500%, 09/01/2043	16,083,523	17,478,743
4.000%, 01/01/2045	31,485,550	33,756,998
4.000%, 02/01/2045	41,911,696	44,999,902
4.000%, 03/01/2045	16,450,088	17,662,167
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	32,771	36,938
6.500%, 01/20/2029	16,074	19,100
6.000%, 11/20/2033	24,062	26,963
5.000%, 07/20/2040	1,494,365	1,661,590
4.000%, 06/20/2042	27,221,126	29,175,230
3.500%, 09/20/2042	15,940,718	16,754,519
3.500%, 04/20/2045	55,517,254	58,261,395
4.000%, 05/20/2045	47,207,433	50,420,999
3.500%, 06/20/2045	44,387,044	46,584,229
		1,671,313,528	18.2%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	1,854,157	1,873,674
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	481,668	482,960
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 06/29/2015, Cost $19,238) * §	19,734	19,236
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	561,927	547,788
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	433,557	472,880
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	11,531,098	12,103,917
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2035 §	12,179,291	12,192,530
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 §	5,436,897	5,148,714
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	769,932	728,934
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 §	6,483,757	6,164,594
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	848,392	697,577
Banc of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	14,671	14,778
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	667,418	684,890
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	161,351	164,182
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	4,684,207	4,804,610
Series 2004-8, Class 3A1, 5.500%, 09/25/2019 §	954,674	935,525
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	7,545	7,734
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	674,564	693,329
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	552,535	557,165
Series 2005-8, Class 5A1, 5.500%, 09/25/2020 §	134,455	134,051
Series 2007-1, Class 1A1, 5.842%, 04/25/2022	586,205	584,097
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	4,368,034	4,569,951
Series 2004-2, Class 1A1, 6.000%, 03/25/2034	3,736,233	3,904,618
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 §	1,703,020	1,577,850
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	33,592	30,639
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035 §	11,845,392	11,419,479
Series 2007-C, Class 1A3, 4.921%, 05/20/2036	6,609,422	6,165,434
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	51,634	43,058
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	492,770	419,705
Series 2007-C, Class 7A5, 0.516%, 05/20/2047	6,093,830	5,049,707
Banc of America Mortgage Trust,
Series 2003-L, Class 2A1, 2.670%, 01/25/2034	4,368,501	4,364,963
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	33,592	30,639
Chase Mortgage Finance Trust:
Series 2006-A1, Class 2A3, 2.660%, 09/25/2036 §	1,504,160	1,334,902
Series 2007-A1, Class 3A1, 2.569%, 02/25/2037	6,868,190	6,806,678
Series 2007-A1, Class 2A3, 2.658%, 02/25/2037	4,538,796	4,551,455
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	940,861	933,991
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036	11,045,080	11,504,920
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	2,221,714	2,284,246
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A6, 5.702%, 03/25/2037	333,843	347,221
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 2.570%, 10/25/2035 §	33,556,268	33,216,611
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	721,282	689,243
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 §	7,275,083	6,624,604
Countrywide Alternative Loan Trust,
Series 2006-J5, Class 3A1, 4.853%, 07/25/2021 §	25,677	25,649
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	412,290	411,433
Deutsche Alt-A Securities Inc Mortgage Loan Trust,
Series 2005-3, Class 4A5, 5.250%, 06/25/2035	3,918,668	3,967,358
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2006-AF1, Class A3, 0.374%, 04/25/2036 §	3,851,440	3,808,947
First Franklin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 0.394%, 02/25/2036	19,012,322	18,286,716
Series 2006-FF4, Class A2, 0.384%, 03/25/2036	6,537,845	6,295,892
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	173,127	173,304
Series 2004-AA1, Class A1, 2.242%, 06/25/2034	10,351,775	10,162,203
Series 2005-AA2, Class 2A1, 2.368%, 04/25/2035	4,748,742	4,668,156
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	650,885	561,283
GSAA Home Equity Trust,
Series 2007-8, Class A3, 0.644%, 08/25/2037	13,154,285	11,934,817
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	994,263	1,016,349
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	6,070,755	6,432,620
Series 2005-AR2, Class 2A1, 2.759%, 04/25/2035	8,113,015	8,083,200
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 0.464%, 10/25/2035	15,984,246	14,747,417

J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	1,893,945	1,881,536
Series 2006-A1, Class 2A1, 2.561%, 03/25/2036 §	151,140	126,367
Series 2006-S3, Class A3A, 6.000%, 08/25/2036 §	1,107,776	1,062,794
Series 2007-S1, Class A1, 0.474%, 04/25/2047	12,526,686	11,308,102
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021	244,470	242,815
Series 2006-A2, Class 2A1, 2.619%, 04/25/2036 §	3,226,637	2,946,313
Series 2006-A2, Class 3A3, 5.029%, 04/25/2036 §	3,888,709	3,565,223
Series 2006-A7, Class 2A2, 2.617%, 01/25/2037 §	5,046,126	4,426,568
Series 2006-A7, Class 2A4R, 2.617%, 01/25/2037 §	4,593,965	4,029,922
Series 2007-A2, Class 2A3, 2.602%, 04/25/2037 §	9,602,017	8,408,458
Series 2007-A4, Class 2A3, 2.736%, 06/25/2037 §	11,000,214	10,108,823
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	112,253	113,723
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	325,083	335,867
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	689,905	711,701
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	58,273	62,058
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	5,389,765	5,769,022
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	4,320,125	4,531,495
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 §	5,399,216	4,801,496
Merrill Lynch Mortgage Investors Trust,
Series 2004-F, Class A1B, 0.814%, 12/25/2029	14,904,153	14,330,105
RALI Series Trust:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	1,207,479	1,233,182
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	1,058,171	1,067,843
Series 2004-QS5, Class A5, 4.750%, 04/25/2034	5,214	5,334
Series 2004-QS16, Class 1A1, 5.500%, 12/25/2034	2,369,071	2,393,873
Series 2005-QS2, Class A1, 5.500%, 02/25/2035	420,566	421,026
Series 2005-QS5, Class A1, 0.594%, 04/25/2035 §	4,460,972	3,361,530
Series 2005-QS9, Class A2, 0.694%, 06/25/2035 §	2,004,118	1,604,152
Series 2005-QS11, Class A2, 0.694%, 07/25/2035	7,908,537	6,636,409
Sequoia Mortgage Trust,
Series 2013-6, Class A2, 3.000%, 05/25/2043	16,368,564	16,072,915
Structured Asset Securities Corp.,
Series 2003-31A, Class 2A7, 2.512%, 10/25/2033	3,213,879	3,165,376
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	399,186	419,782
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	51,250	52,387
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	45,732	46,538
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	101,882	104,369
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	11,042	11,396
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	30,933	32,243
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	139,432	144,748
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	8,411,621	8,942,066
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	7,003,985	7,638,119
Series 2005-3, Class 1CB3, 0.644%, 05/25/2035 §	10,772,257	8,460,509
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 §	14,570,162	13,910,119
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 §	102,734	93,051
Wells Fargo Mortgage Backed Securities:
Series 2005-AR16, Class 4A2, 2.735%, 10/25/2035 §	6,364,304	6,355,064
Series 2006-AR14, Class 2A3, 2.724%, 10/25/2036 §	6,652,665	6,179,148
		412,541,351	4.4%
Asset Backed Securities
ABFC Trust,
Series 2006-OPT1, Class A3C2, 0.344%, 09/25/2036	12,380,158	11,109,075
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 0.514%, 12/25/2035	13,862,880	13,102,182
Series 2007-1, Class A3, 0.324%, 02/25/2037	9,463,969	9,009,604
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 0.344%, 04/25/2036	17,028,735	15,983,103
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	2,545	2,503
Banc of America Funding Trust,
Series 2005-C, Class A1, 0.456%, 05/20/2035	16,512,159	15,370,244
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	679,261	713,556
Bayview Financial Mortgage Pass-Through Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	150,000	130,269
Bear Stearns Asset Backed Securities I Trust:
Series 2006-HE8, Class 21A2, 0.364%, 10/25/2036	12,581,384	11,931,732
Series 2007-HE5, Class 1A2, 0.374%, 06/25/2047	14,749,153	14,256,752
BMW Floorplan Master Owner Trust,
Series A, 0.707%, 07/15/2020 (Acquired 07/15/2015, Cost $14,925,000) *	14,925,000	14,883,195

Carrington Mortgage Loan Trust:
Series 2005-FRE1, Class A6, 0.574%, 12/25/2035	20,159,271	19,452,668
Series 2006-NC1, Class A3, 0.404%, 01/25/2036	7,900,152	7,610,145
Series 2006-OPT1, Class A3, 0.374%, 02/25/2036	10,138,280	9,834,598
Series 2006-NC2, Class A2, 0.284%, 06/25/2036	3,511,450	3,463,944
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	8,227,338
Citicorp Residential Mortgage Trust:
Series 2006-2, Class A4, 5.775%, 09/25/2036	2,234,287	2,332,515
Series 2006-3, Class A4, 5.703%, 11/25/2036	4,013,414	4,181,549
Series 2007-2, Class A4, 5.503%, 06/25/2037	57,954,422	60,320,005
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH1, Class A3, 0.344%, 01/25/2037	4,870,217	4,789,181
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 §	7,057	7,104
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	2,491	2,546
Series 1997-4, Class A5, 6.880%, 02/15/2029	3,840	3,876
Series 1998-3, Class A5, 6.220%, 03/01/2030	333,570	352,750
Series 1998-4, Class A5, 6.180%, 04/01/2030	147,876	157,899
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035	348,267	357,726
Series 2004-15, Class AF6, 4.613%, 04/25/2035	264,259	265,618
Series 2005-7, Class AF6, 4.693%, 10/25/2035	873,791	891,992
Series 2005-10, Class AF6, 4.674%, 02/25/2036	2,225,945	2,268,779
Series 2005-11, Class AF3, 4.778%, 02/25/2036	1,137,582	1,164,133
Series 2005-13, Class 3AV3, 0.444%, 04/25/2036	2,221,987	2,208,080
Series 2005-13, Class AF3, 4.899%, 04/25/2036	1,730,466	1,551,195
Series 2006-S9, Class A3, 5.728%, 08/25/2036	111,928	112,033
Series 2006-13, Class 1AF3, 4.738%, 01/25/2037 §	124,725	162,764
Series 2006-10, Class 1AF3, 4.850%, 09/25/2046 §	1,132,678	1,007,742
Series 2006-9, Class 1AF3, 4.910%, 10/25/2046 §	458,580	414,892
Series 2007-4, Class A3, 5.478%, 04/25/2047 §	723,813	624,138
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.114%, 12/25/2035	1,358,156	1,341,431
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036	47,649	45,965
Enterprise Fleet Financing LLC,
Series 2015-2, Class A2, 1.590%, 02/22/2021 (Acquired 07/22/2015 through 09/04/2015, Cost $9,674,170) *	9,675,000	9,705,399
GE Capital Mortgage Services Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	924	930
GSAA Home Equity Trust,
Series 2004-6, Class A1, 0.994%, 06/25/2034	4,969,933	4,823,325
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.364%, 08/25/2036	682,625	671,387
HSI Asset Securitization Corp. Trust:
Series 2006-OPT4, Class 2A3, 0.354%, 03/25/2036	5,719,140	5,245,195
Series 2007-WF1, Class 2A3, 0.364%, 05/25/2037	21,931,635	20,929,974
J.P. Morgan Mortgage Acquisition Trust:
Series 2007-CH1, Class AV5, 0.434%, 11/25/2036	10,000,000	9,637,170
Series 2007-CH3, Class A3, 0.344%, 03/25/2037	9,729,899	9,617,178
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.394%, 01/25/2036	2,250,253	2,169,703
Luminent Mortgage Trust,
Series 2005-1, Class A1, 0.454%, 11/25/2035	17,438,193	15,728,239
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 0.494%, 01/25/2036	7,175,000	6,885,948
Morgan Stanley Home Equity Loan Trust,
Series 2006-2, Class A3, 0.364%, 02/25/2036	110,634	110,503
MortgageIT Trust,
Series 2005-5, Class A1, 0.454%, 12/25/2035	10,409,522	9,433,962
Nationstar Home Equity Loan Trust:
Series 2006-B, Class AV3, 0.364%, 09/25/2036	1,515,846	1,514,329
Series 2007-C, Class 2AV2, 0.324%, 06/25/2037	14,168,915	13,708,864
Navistar Financial Dealer Note Master Owner Trust II,
Series 2015-1, Class A, 1.594%, 06/25/2020 (Acquired 07/22/2015 through 08/26/2015, Cost $32,067,008) *	32,070,000	32,027,668
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	22,668	24,109
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4, Class A3, 0.454%, 11/25/2035	348,635	345,001
RAMP Series Trust:
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032	2,676,177	2,631,717
Series 2003-RS10, Class AI7, 4.850%, 11/25/2033	18,714	18,800
Series 2006-NC2, Class A2, 0.384%, 02/25/2036	9,558,674	9,385,921
RASC Series Trust:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	30,449	29,608
Series 2003-KS9, Class AI6, 4.710%, 11/25/2033	62,909	60,637
Series 2006-EMX2, Class A2, 0.394%, 02/25/2036	4,779,248	4,728,125

Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035	102,295	103,820
Series 2005-2, Class AF6, 4.781%, 08/25/2035	4,331,012	4,432,227
Series 2005-3, Class AF3, 4.814%, 11/25/2035	1,557,541	1,574,489
Series 2006-2, Class AF3, 5.797%, 08/25/2036	16,453,390	10,289,325
Series 2006-3, Class AF2, 5.580%, 11/25/2036	10,904,460	6,387,571
Series 2007-1, Class AF2, 5.512%, 04/25/2037	482,588	251,223
Series 2007-1, Class AF3, 5.612%, 04/25/2037	289,553	158,267
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,467,444	729,399
Security National Mortgage Co.,
Series 2005-1A, Class AF1, 4.670%, 02/25/2035 (Acquired 06/29/2015, Cost $3,128) *	3,129	3,126
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 0.454%, 12/25/2035	10,112,346	9,933,661
Series 2006-OPT4, Class 2A3, 0.344%, 06/25/2036	6,344,039	5,793,599
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.864%, 10/25/2035	4,059,287	3,954,204
Springleaf Funding Trust:
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 06/11/2015 through 08/13/2015, Cost $33,886,909) *	33,800,000	33,814,466
Series 2013-BA, Class A, 3.920%, 01/16/2023 (Acquired 08/11/2015, Cost $22,771,441) *	22,775,000	22,775,000
TCF Auto Receivables Owner Trust,
Series 2015-1A, Class A3, 1.490%, 12/16/2019 (Acquired 06/03/2015, Cost $16,074,878) *	16,075,000	16,098,036
		515,376,926	5.6%
Commercial Mortgage-Backed Securities
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	5,000,000	5,276,930
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	25,842,000	27,169,090
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	23,325,000	25,263,448
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	30,063,000	31,164,388
Series 2014-CR18, Class A4, 3.550%, 07/15/2047	5,000,000	5,234,100
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	2,275,000	2,514,639
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A4, 5.543%, 11/10/2045	4,239,023	4,234,564
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	40,164,000	40,386,468
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	14,524,873	15,490,094
Series 2014-GC20, Class AAB, 3.655%, 04/10/2047	14,620,000	15,514,496
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class ASB, 2.437%, 12/15/2047	3,450,000	3,487,553
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A4, 2.694%, 04/15/2046	10,150,000	10,120,941
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	22,075,000	22,374,425
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	19,950,000	20,343,813
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class A3, 3.928%, 01/15/2047	23,700,000	25,564,123
Series 2014-C25, Class A5, 3.672%, 11/15/2047	33,300,000	34,859,406
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	30,940,000	31,923,706
Series 2012-C6, Class A4, 2.858%, 11/15/2045	32,035,000	32,390,653
Series 2013-C10, Class A3, 4.103%, 07/15/2046	43,985,000	47,701,689
Series 2013-C11, Class A3, 3.960%, 08/15/2046	19,100,000	20,569,019
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A3, 3.986%, 07/15/2046	13,600,000	14,765,738
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	15,049,000	15,258,783
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/15/2045	12,000,000	12,246,324
Series 2012-C6, Class A4, 3.440%, 04/15/2045	19,016,000	19,965,640
Series 2013-C18, Class A4, 3.896%, 12/15/2046	21,950,000	23,496,575
Series 2014-C24, Class A5, 3.607%, 11/15/2047	20,000,000	20,819,700
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	10,500,000	11,086,320
		539,222,625	5.9%
Total Long-Term Investments (Cost $9,139,970,039)		9,096,114,468	98.9%

	Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Short-Term Investments Trust - Liquid Assets Portfolio, 0.16% «	174,967,021	174,967,021
Total Short-Term Investment (Cost $174,967,021)		174,967,021	1.9%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.25% «	234,125,669	234,125,669
Total Investment Companies (Cost $234,125,669)		234,125,669	2.5%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $234,125,669)		234,125,669	2.5%
Total Investments (Cost $9,549,062,729)		9,505,207,158	103.3%
Liabilities in Excess of Other Assets		(307,810,057)	(3.3)%
TOTAL NET ASSETS		$9,197,397,101	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At September 30, 2015, the value of these securities total $1,458,227,548, which represents 15.85% of total net assets.

**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2015.
f	Foreign Security
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.

Baird Core Plus Bond Fund
Schedule of Investments, September 30, 2015 (Unaudited)
Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$1,315,163,875	$-	$1,315,163,875
Corporate Bonds	-	4,330,232,949	15,305	4,330,248,254
Other Government Related Securities	-	192,915,645	-	192,915,645
Taxable Municipal Bonds	-	119,332,264	-	119,332,264
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	1,671,313,528	-	1,671,313,528
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	412,541,351	-	412,541,351
Asset Backed Securities	-	515,376,926	-	515,376,926
Commercial Mortgage-Backed Securities	-	539,222,625	-	539,222,625
Total Fixed Income	-	9,096,099,163	15,305	9,096,114,468

Short-Term Investment
Money Market Mutual Fund	174,967,021	-	-	174,967,021
Total Short-Term Investment	174,967,021	-	-	174,967,021

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	234,125,669	-	-	234,125,669
Total Investments Purchased with
Cash Proceeds from Securities Lending	234,125,669	-	-	234,125,669

Total Investments	$409,092,690	$9,096,099,163	$15,305	$9,505,207,158

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  There was one transfer between Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  One security that had been priced by the Fund’s pricing vendor began to be priced by the Valuation Committee using Level 3 inputs and transferred from Level 2 to Level 3.  See the Fund’s valuation policy in Note 2a to the financial statements.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2014	$17,092
Accrued discounts/premiums	-
Realized gain (loss)	3,358
Change in unrealized appreciation (depreciation)	1,017
Purchases	-
Sales	(6,162)
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2015	$15,305

* Transfers between levels are recognized at the end of the reporting period.

Baird Short-Term Municipal Bond Fund
Schedule of Investments
September 30, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
City of Trussville AL,
5.000%, 03/01/2021	$100,000	$116,187	1.2%
Arizona
Arizona Transportation Board,
5.000%, 07/01/2017	25,000	26,913
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	50,000	55,908
State of Arizona,
5.000%, 10/01/2017	50,000	53,959
Vistancia Community Facilities District,
5.000%, 07/15/2021 (Callable 07/15/2020)	150,000	170,697
		307,477	3.2%
Arkansas
City of Rogers AR,
2.125%, 11/01/2029 (Callable 11/01/2021)	100,000	100,347
Pulaski County Public Facilities Board,
4.000%, 07/01/2017	50,000	52,119
University of Central Arkansas,
2.500%, 09/01/2017 (Insured by AGM)	40,000	41,291
		193,757	2.0%
California
Bay Area Toll Authority,
0.720%, 04/01/2047 (Callable 04/01/2019)(Mandatory Tender Date 10/01/2019) (1)	100,000	100,146
California Health Facilities Financing Authority,
5.000%, 04/01/2020	65,000	71,107
City of Redwood City CA,
2.000%, 09/01/2016	110,000	110,819
Encinitas Union School District/CA,
0.000%, 08/01/2022	50,000	42,719
Jurupa Public Financing Authority,
4.000%, 09/01/2018	25,000	26,572
Los Angeles Unified School District/CA,
4.750%, 07/01/2019 (Callable 07/01/2016)(Insured by AGM)	30,000	30,985
Northern California Transmission Agency,
0.437%, 05/01/2024 (Callable 10/01/2015)(Insured by NPFGC) (2)	50,000	48,351
Oakland Unified School District/Alameda County,
5.000%, 08/01/2022 (Insured by AGM)	50,000	58,546
Sacramento City Financing Authority,
5.000%, 12/01/2015 (ETM)	25,000	25,186
San Diego Community Facilities District No. 3,
5.000%, 09/01/2018	25,000	27,195
Twin Rivers Unified School District,
3.200%, 06/01/2035 (Callable 12/01/2015)(Mandatory Tender Date 06/01/2020)(Insured by AGM)	50,000	50,087
		591,713	6.2%
Colorado
Bromley Park Metropolitan District No. 2,
4.250%, 12/01/2022 (Callable 12/01/2017)(Insured by AGM)	60,000	61,150
City of Brighton CO Water Activity Revenue,
2.500%, 12/01/2015 (Insured by AGM)	10,000	10,036
City of Golden CO,
4.375%, 12/01/2020 (Callable 12/01/2016)(Insured by NPFGC)	25,000	26,034
Regional Transportation District,
5.000%, 06/01/2025 (Callable 06/01/2020)	100,000	113,987
Wheatlands Metropolitan District,
4.000%, 12/01/2019 (Insured by BAM)	50,000	54,510
		265,717	2.8%
District of Columbia
District of Columbia:
5.250%, 07/15/2038 (Pre-refunded to 07/15/2018)(Insured by AGM)	295,000	329,863
5.250%, 07/15/2045 (Pre-refunded to 07/15/2018)(Insured by AGM)	75,000	83,864
		413,727	4.4%
Florida
City of Cocoa FL Water & Sewer Revenue,
5.500%, 10/01/2016 (Insured by AMBAC)	15,000	15,774

City of Jacksonville FL,
5.000%, 11/01/2022	50,000	57,810
City of North Port FL,
4.000%, 07/01/2018 (Insured by BAM)	50,000	53,732
County of Miami-Dade FL,
3.000%, 04/01/2016	10,000	10,137
Orange County Health Facilities Authority,
6.250%, 10/01/2021 (Insured by NPFGC)	50,000	58,529
Orange County School Board,
4.500%, 08/01/2020 (Pre-refunded to 08/01/2017)(Insured by NPFGC)	35,000	37,477
South Broward Hospital District,
4.000%, 05/01/2016	10,000	10,213
St Lucie County School Board,
5.000%, 10/01/2018 (Insured by AGM)	50,000	55,609
		299,281	3.1%
Georgia
City of Atlanta Department of Aviation,
5.000%, 01/01/2016	50,000	50,579
Georgia State Road & Tollway Authority,
5.000%, 06/01/2017 (Callable 06/01/2016)(Insured by NPFGC)	30,000	30,913
		81,492	0.9%
Idaho
Idaho Housing & Finance Association,
5.000%, 07/15/2018	25,000	27,652	0.3%
Illinois
Chicago O’Hare International Airport,
5.000%, 01/01/2020 (Callable 01/01/2017)(Insured by AGM)	65,000	68,342
Chicago Transit Authority,
5.250%, 12/01/2023 (Callable 12/01/2021)	25,000	27,665
City of Chicago IL:
5.000%, 01/01/2017	50,000	50,972
5.000%, 01/01/2018 (Callable 11/02/2015)(Insured by AGM)	75,000	75,224
City of Rockford IL,
4.700%, 12/15/2017 (Insured by AGM)	25,000	26,502
Cook County Community College District No. 508,
4.000%, 12/01/2016	100,000	103,909
Cook County Township High School District No. 227 Rich Township,
4.000%, 12/01/2016 (Insured by AGM)	75,000	77,949
DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland,
5.000%, 12/01/2016 (Insured by AGM)	100,000	105,058
Governors State University,
4.000%, 10/01/2020 (Callable 10/01/2017)(Insured by CIFG)	50,000	51,782
Illinois Finance Authority,
6.250%, 05/01/2022 (Callable 05/01/2020)	45,000	52,247
Lake County Community High School District No. 127 Grayslake,
0.000%, 02/01/2020 (Insured by NPFGC)	50,000	46,313
Metropolitan Pier & Exposition Authority,
5.300%, 06/15/2018 (Callable 06/15/2017)(Insured by NPFGC)	100,000	106,817
Public Building Commission of Chicago,
5.000%, 03/01/2020 (Callable 03/01/2017)(Insured by AMBAC)	100,000	103,725
The Illinois Sports Facilities Authority,
0.000%, 06/15/2017 (Insured by AMBAC)	50,000	48,140
Village of Oak Lawn IL,
4.250%, 12/01/2016 (Insured by NPFGC)	30,000	31,138
White County Community Unit School District No. 5 Carmi-White,
4.300%, 12/01/2021 (Insured by AGM)	100,000	108,072
		1,083,855	11.4%
Indiana
East Porter County School Building Corp.,
4.000%, 01/15/2018	50,000	53,451
Indiana Finance Authority:
4.500%, 08/15/2016	55,000	56,487
4.000%, 12/01/2017	50,000	53,401
4.000%, 02/01/2018	50,000	53,782
Indianapolis Local Public Improvement Bond Bank,
4.000%, 02/01/2017	45,000	47,067
IPS Multi-School Building Corp.,
4.500%, 07/15/2016 (Insured by AGM)	150,000	151,801
Twin Lakes Regional Sewer District,
3.000%, 01/01/2018 (Insured by AGM)	50,000	52,118
		468,107	4.9%
Iowa
County of Polk IA,

4.000%, 06/01/2016	25,000	25,605	0.3%
Kansas
State of Kansas Department of Transportation,
0.532%, 09/01/2019 (1)	100,000	99,728	1.0%
Kentucky
Kentucky Municipal Power Agency,
1.420%, 09/01/2042 (Callable 03/01/2018)(Mandatory Tender Date 09/01/2018) (1)	50,000	50,065	0.5%
Maryland
County of Baltimore MD,
5.000%, 09/01/2026 (Pre-refunded to 09/01/2016)	15,000	15,595
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2018	25,000	27,233
Maryland State Transportation Authority,
5.000%, 03/01/2018 (Callable 03/01/2017)	30,000	31,880
		74,708	0.8%
Massachusetts
Commonwealth of Massachusetts,
0.661%, 11/01/2020 (Callable 11/01/2017) (1)	100,000	99,557
Massachusetts Development Finance Agency,
2.250%, 12/01/2041 (Pre-refunded to 09/01/2016)	50,000	50,835
		150,392	1.6%
Michigan
City of Bay City MI,
3.000%, 10/01/2017 (Insured by BAM)	100,000	103,963
City of Detroit MI Water Supply System Revenue,
4.250%, 07/01/2017 (Insured by BHAC)	55,000	57,829
City of Wyandotte MI Electric System Revenue,
5.000%, 10/01/2023 (Insured by BAM)	100,000	112,751
Hudsonville Public Schools,
4.000%, 05/01/2017 (Insured by Q-SBLF)	75,000	78,689
Michigan Finance Authority,
3.400%, 10/01/2020	100,000	101,887
Saginaw MI City School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	100,000	118,497
South Haven Public Schools,
4.000%, 05/01/2020 (Insured by AGM)	50,000	54,968
		628,584	6.6%
Mississippi
Mississippi Development Bank,
5.500%, 10/01/2019	75,000	82,592	0.9%
Missouri
Missouri State Health & Educational Facilities Authority,
0.010%, 03/01/2040 (Optional Put Date 10/01/2015)(Callable 12/01/2015) (1)	150,000	150,000	1.6%
Nebraska
Douglas County Hospital Authority No. 3,
3.000%, 11/01/2016	50,000	51,253	0.5%
New Jersey
New Jersey Turnpike Authority,
0.138%, 01/01/2030 (Callable 10/01/2015)(Insured by NPFGC) (2)	130,000	119,214
Roselle Park School District,
3.000%, 02/15/2017	75,000	76,858
		196,072	2.1%
New Mexico
State of New Mexico Severance Tax Permanent Fund,
5.000%, 07/01/2017	40,000	43,047	0.5%
New York
Long Island Power Authority,
5.000%, 05/01/2018 (Callable 11/01/2016)(Insured by NPFGC)	75,000	78,472
Metropolitan Transportation Authority,
0.377%, 11/01/2022 (Callable 11/26/2015)(Insured by AGM) (2)	250,000	243,367
New York City Transitional Finance Authority Future Tax Secured Revenue,
5.000%, 11/01/2018	50,000	56,133
New York Municipal Bond Bank Agency,
4.000%, 12/15/2015	50,000	50,378
New York State Dormitory Authority:
4.000%, 05/15/2017	25,000	26,344
5.000%, 07/01/2017	25,000	26,827
5.000%, 12/15/2021	25,000	29,750
		511,271	5.4%
North Carolina
North Carolina Medical Care Commission,
5.000%, 10/01/2019 (Callable 10/01/2017)	55,000	59,572
Raleigh Durham Airport Authority,

5.000%, 05/01/2016	40,000	41,086
State of North Carolina,
4.000%, 03/01/2016	25,000	25,368
University of North Carolina at Chapel Hill,
0.882%, 12/01/2041 (Callable 06/01/2017)(Mandatory Tender Date 12/01/2017) (1)	50,000	50,111
		176,137	1.9%
North Dakota
City of Williston ND,
4.000%, 07/15/2018	50,000	53,642	0.6%
Ohio
City of Akron OH,
5.000%, 12/01/2016	5,000	5,252
City of Toledo OH,
4.000%, 12/01/2017 (Insured by AGM)	50,000	53,215
County of Huron OH,
5.250%, 12/01/2017 (Callable 06/01/2017)	50,000	52,758
Lancaster Port Authority,
0.752%, 08/01/2019 (Callable 02/01/2019) (1)	70,000	69,106
		180,331	1.9%
Oklahoma
Mayes County Independent School District No. 1,
0.850%, 06/01/2017	50,000	50,049	0.5%
Oregon
City of Portland OR,
4.000%, 02/01/2018	25,000	26,861
Oregon Health & Science University,
0.000%, 07/01/2016 (Insured by NPFGC)	60,000	59,581
Oregon State Facilities Authority,
4.750%, 03/15/2024 (Callable 03/15/2020)	15,000	16,773
State of Oregon Department of Administrative Services,
5.000%, 11/01/2016	25,000	26,251
		129,466	1.4%
Pennsylvania
Montgomery County Industrial Development Authority/PA,
5.000%, 01/15/2018	50,000	53,414
New Castle Sanitation Authority,
2.000%, 06/01/2017 (Insured by BAM)	100,000	101,564
Pennsylvania Higher Educational Facilities Authority,
5.000%, 08/15/2024 (Callable 08/15/2021)	100,000	116,692
Pennsylvania Turnpike Commission,
0.900%, 12/01/2020 (Callable 06/01/2020) (1)	75,000	73,946
		345,616	3.6%
Puerto Rico
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth,
5.000%, 10/01/2021	70,000	69,379	0.7%
Rhode Island
City of Cranston RI,
4.000%, 08/01/2019 (Insured by AGM)	100,000	109,134
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	100,000	106,935
Rhode Island Student Loan Authority,
3.000%, 12/01/2016	100,000	102,431
		318,500	3.4%
South Carolina
Easley Combined Utility System,
3.250%, 12/01/2017 (Insured by AGM)	50,000	52,130
Scago Educational Facilities Corp for Union School District,
4.000%, 12/01/2017	100,000	105,879
South Carolina Jobs-Economic Development Authority,
4.500%, 11/01/2017	40,000	42,762
		200,771	2.1%
Tennessee
Tennessee Energy Acquisition Corp.,
5.250%, 09/01/2018	30,000	33,024
Tennessee Housing Development Agency,
2.700%, 01/01/2024	100,000	99,778
		132,802	1.4%
Texas
Barker Cypress Municipal Utility District:
2.000%, 04/01/2016 (Insured by BAM)	35,000	35,313
2.000%, 04/01/2017 (Insured by BAM)	50,000	51,118
Bexar Metropolitan Water District,
5.000%, 05/01/2017	45,000	48,057

Central Texas Turnpike System,
5.000%, 08/15/2042 (Callable 04/01/2020)(Mandatory Tender Date 04/01/2020)	100,000	113,833
City of Farmers Branch TX,
5.000%, 02/15/2016	100,000	101,765
City of Houston TX,
5.000%, 03/01/2016 (Callable 11/02/2015)(Insured by AMBAC)	25,000	25,337
City of San Antonio TX Water System Revenue,
0.700%, 05/01/2043 (Mandatory Tender Date 11/01/2016) (1)	75,000	74,922
Clifton Higher Education Finance Corp.,
1.950%, 12/01/2015	135,000	135,192
Coastal Water Authority,
4.000%, 12/15/2017	25,000	26,590
County of Denton TX,
2.625%, 07/15/2017	25,000	25,921
Crane County Water District,
3.000%, 02/15/2017	50,000	51,334
Cypress-Fairbanks Independent School District,
5.000%, 02/15/2017 (Callable 02/15/2016)(PSF Guaranteed)	15,000	15,254
Harlingen Consolidated Independent School District,
5.000%, 08/15/2021 (PSF Guaranteed)	100,000	118,211
Harris County Cultural Education Facilities Finance Corp.,
0.600%, 12/01/2042 (Callable 06/01/2019)(Mandatory Tender Date 12/01/2019) (1)	50,000	49,423
Harris County Municipal Utility District No. 419,
3.000%, 09/01/2017 (Insured by AGM)	25,000	25,922
Metropolitan Transit Authority of Harris County,
5.000%, 11/01/2017	25,000	27,186
Mission Tex Economic Dev Corp Rev Bds,
1.800%, 12/01/2018	50,000	50,168
North Texas Higher Education Authority, Inc.,
1.184%, 07/01/2030 (1)	50,000	50,449
North Texas Tollway Authority,
5.000%, 01/01/2022	25,000	29,426
Texas Municipal Gas Acquisition & Supply Corp I,
5.250%, 12/15/2018	105,000	115,028
		1,170,449	12.3%
Utah
Utah Transportation Authority,
0.220%, 06/15/2036 (Optional Put Date 10/08/2015)(Callable 06/15/2018) (1)	100,000	100,000	1.1%
Virgin Islands
Virgin Islands Public Finance Authority,
4.000%, 10/01/2017	110,000	114,991	1.2%
Virginia
Fredericksburg Economic Development Authority,
1.920%, 08/01/2038 (Callable 08/01/2016)(Mandatory Tender Date 02/01/2017) (1)	50,000	50,044	0.5%
Washington
Central Puget Sound Regional Transit Authority,
0.720%, 11/01/2045 (Callable 05/01/2018)(Mandatory Tender Date 11/01/2018) (1)	50,000	49,985
Kittitas County School District No. 401 Ellensburg,
3.000%, 12/01/2016	30,000	30,895
Washington Health Care Facilities Authority,
4.000%, 01/01/2018	70,000	74,220
Washington State University,
4.000%, 10/01/2017	40,000	42,611
		197,711	2.1%
Wisconsin
Kaukauna Redevelopment Authority,
4.000%, 06/01/2018	25,000	26,892
Wisconsin Health & Educational Facilities Authority:
3.000%, 07/01/2017	100,000	103,791
5.250%, 08/15/2017 (Callable 08/15/2016)	25,000	25,926
5.250%, 04/15/2024 (Callable 04/15/2020)	50,000	57,094
		213,703	2.2%
Total Municipal Bonds (Cost $9,385,977)		9,415,873	99.1%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.01% «	150,000	150,000
Goldman Sachs Financial Square Funds, 0.01% «	450,000	450,000
Wells Fargo Advantage Municipal Cash Management Money Market Fund/NC, 0.01% «	238,614	238,614
Total Short-Term Investments (Cost $838,614)		838,614	8.8%

Total Investments (Cost $10,224,591)		10,254,487	107.9%

Liabilities in Excess of Other Assets	(748,297)	(7.9)%
TOTAL NET ASSETS	$9,506,190	100.0%

Notes to Schedule of Investments
AGM - Assured Guaranty Municipal
AMBAC - Ambac Assurance Corporation
NPFGC -	National Public Finance Guarantee Corp.
BAM - Build America Mutual
CIFG - CIFG Assurance North America, Inc.
PSF - Texas Permanent School Fund
ETM - Escrowed to Maturity
Q-SBLF - Qualified School Building Loan Fund
(1)	Variable or floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of September 30, 2015.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

« 7-Day Yield

Baird Short-Term Municipal Bond Fund
Schedule of Investments, September 30, 2015 (Unaudited)
Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$-	$9,415,873	$-	$9,415,873
Total Municipal Bonds	-	9,415,873	-	9,415,873

Short-Term Investments
Money Market Mutual Funds	838,614	-	-	838,614
Total Short-Term Investments	838,614	-	-	838,614

Total Investments	$838,614	$9,415,873	$-	$10,254,487

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama State Public School & College Authority,
5.000%, 05/01/2019	$1,000,000	$1,135,860
Gulf Shores Alabama,
5.000%, 12/15/2018 (Callable 12/15/2017)(Insured by AGM)	1,080,000	1,183,680
		2,319,540	0.2%
Arizona
Gila County Arizona Unified School District Bonds,
5.250%, 07/01/2027 (Pre-refunded to 07/01/2017)(Insured by AMBAC)	1,000,000	1,081,400	0.1%
Arkansas
Arkansas Development Finance Authority,
5.500%, 12/01/2018 (ETM)	1,000,000	1,108,970	0.1%
California
Bakersfield California Certificates Participation,
0.000%, 04/15/2021 (ETM)	12,380,000	11,336,118
Commerce Community Development Commission,
0.000%, 08/01/2021 (ETM)	670,000	520,523
Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
9.600%, 06/01/2016 (ETM)	3,725,000	3,944,738
Port Oakland California Revenue,
5.000%, 11/01/2017 (Insured by NPFGC)	1,800,000	1,956,222
San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue:
0.000%, 01/01/2020 (ETM)	6,865,000	6,533,764
0.000%, 01/01/2023 (ETM)	14,000,000	12,182,660
San Marcos California Public Facilities Authority Revenue,
0.000%, 09/01/2019 (ETM)	17,295,000	16,531,080
Woodside California Elementary School District Government School Bonds,
5.000%, 10/01/2023 (Pre-refunded to 10/01/2016)	1,130,000	1,183,324
		54,188,429	4.8%
Colorado
Colorado Health Facilities Authority,
0.000%, 07/15/2022 (ETM)	4,540,000	3,935,317
Colorado Springs Colorado Hospital Revenue Bonds,
5.000%, 12/15/2032 (Pre-refunded to 12/15/2018)(Insured by AGM)	1,300,000	1,467,453
Colorado Springs Colorado Utilities Revenue Bonds,
5.875%, 11/15/2017 (ETM)	4,720,000	4,984,037
Dawson Ridge Metropolitan District No. 1 Colorado:
0.000%, 10/01/2022 (ETM)	26,895,000	23,451,364
0.000%, 10/01/2022 (ETM)	17,540,000	15,294,179
Regional Transportation District Colorado Sales Tax Revenue,
5.000%, 11/01/2036 (Pre-refunded to 11/01/2016)(Insured by AMBAC)	6,785,000	7,122,350
		56,254,700	5.0%
Connecticut
State of Connecticut,
5.000%, 10/15/2020	4,390,000	5,110,575	0.5%
Delaware
State of Delaware,
5.000%, 03/01/2020	2,000,000	2,332,640	0.2%
Florida
Brevard County School District,
5.000%, 07/01/2020 (Callable 07/01/2017)(Insured by AMBAC)	1,925,000	2,063,273
Broward County Florida School Board:
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	9,841,302
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,713,147
County of Palm Beach FL,
5.000%, 11/01/2018 (Pre-refunded to 11/01/2017)	1,000,000	1,088,520
County of St. Lucie Florida,
6.000%, 10/01/2020 (ETM)	6,420,000	7,592,292
Dade County Florida Health Facility Authority Hospital Revenue,
5.750%, 05/01/2021 (ETM)	1,380,000	1,567,832
Escambia County Florida Housing Finance Authority Multifamily Housing Revenue,
0.000%, 10/15/2018 (ETM)	4,130,000	3,973,473
Florida State Board of Education,
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	15,653,892
Florida State Department of Management Services,

5.000%, 08/01/2018	2,500,000	2,781,250
Florida State Mid-Bay Bridge Authority Revenue:
6.875%, 10/01/2022 (ETM)	4,675,000	5,781,292
6.875%, 10/01/2022 (ETM)	3,175,000	3,926,332
Florida State Municipal Power Agency Revenue,
5.000%, 10/01/2017 (Callable 11/02/2015)(ETM)	1,590,000	1,730,095
Gulf Environmental Services Inc. Florida Revenue Bonds,
5.000%, 10/01/2018 (ETM)	1,065,000	1,137,122
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,950,000	3,349,106
8.000%, 08/15/2032 (Pre-refunded to 08/15/2019)	1,940,000	2,458,135
Hillsborough County School Board,
5.500%, 07/01/2018 (Insured by NPFGC)	2,000,000	2,241,360
Miami Beach Florida Resort Tax Revenue,
6.250%, 10/01/2022 (ETM)	1,470,000	1,749,829
Miami-Dade County Florida,
4.500%, 10/01/2020	7,100,000	8,046,998
Miami-Dade County Florida School Board,
5.000%, 05/01/2016 (Insured by NPFGC)	3,000,000	3,080,010
Miami-Dade County Florida Water & Sewer Revenue,
5.250%, 10/01/2022 (Insured by AGM)	1,125,000	1,350,990
Orlando Utilities Commission,
6.750%, 10/01/2017 (ETM)	1,635,000	1,733,672
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 09/01/2019)	1,185,000	1,187,370
Seminole County Florida Water & Sewage Revenue,
6.000%, 10/01/2019 (ETM)	5,200,000	5,709,808
Sunrise Florida Utility System Revenue,
5.500%, 10/01/2018 (ETM)	2,750,000	2,970,742
Tampa Bay Water,
5.000%, 10/01/2019 (ETM)	1,630,000	1,876,733
		98,604,575	8.7%
Georgia
Atlanta Development Authority,
5.000%, 09/01/2023 (ETM)	1,825,000	2,219,018
Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
6.375%, 10/01/2028 (ETM)	8,050,000	10,211,425
Georgia Municipal Electric Authority Power Revenue,
6.500%, 01/01/2017 (Insured by AGM)	1,905,000	1,970,875
Gwinnett County Georgia School District,
5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	7,400,000	8,144,292
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	720,000	650,736
0.000%, 12/01/2021 (ETM)	3,510,000	3,172,338
State of Georgia,
5.000%, 07/01/2020 (Callable 07/01/2017)	12,570,000	13,525,194
		39,893,878	3.5%
Illinois
Chicago Illinois,
5.000%, 01/01/2017 (Callable 01/01/2016)(Insured by AGM)	2,360,000	2,385,889
Chicago Illinois Board of Education:
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by AGM)	4,345,000	4,443,284
5.000%, 12/01/2017 (Insured by AMBAC)	2,100,000	2,155,965
6.000%, 01/01/2020 (Insured by NPFGC)	14,745,000	15,969,720
Chicago Public Building Commission,
7.000%, 01/01/2020 (ETM)	1,555,000	1,874,428
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	3,695,000	4,085,303
Cook County Illinois School District No. 097,
9.000%, 12/01/2015 (Insured by NPFGC)	2,605,000	2,640,402
Cook County Illinois School District No. 100,
8.100%, 12/01/2016 (ETM)	1,430,000	1,556,283
Cook County Illinois School District No. 159,
0.000%, 12/01/2022 (ETM)	2,000,000	1,712,580
County of Du Page IL,
5.600%, 01/01/2021	860,000	962,022
Illinois Finance Authority:
0.000%, 07/15/2023 (ETM)	21,475,000	18,212,303
0.000%, 07/15/2025 (ETM)	12,625,000	9,873,508
6.625%, 11/01/2039 (Pre-refunded to 05/01/2019)	395,000	471,851
Illinois Municipal Electric Agency,
5.250%, 02/01/2016 (Insured by NPFGC)	1,000,000	1,015,760
Illinois State Toll Highway Authority:

5.500%, 01/01/2016 (Insured by AGM)	2,100,000	2,126,397
5.000%, 01/01/2026 (Pre-refunded to 07/01/2016)(Insured by AGM)	1,065,000	1,102,722
5.000%, 01/01/2031 (Pre-refunded to 07/01/2016)(Insured by AGM)	2,055,000	2,127,788
Kane County Community Unit School District,
9.000%, 01/01/2023 (Insured by AGM)	3,000,000	4,281,270
Kane McHenry Cook & De Kalb Counties Illinois School District No. 300:
7.750%, 01/01/2017 (ETM)	1,835,000	1,998,608
7.000%, 01/01/2018 (ETM)	5,775,000	6,570,622
7.000%, 01/01/2018 (ETM)	365,000	415,286
7.000%, 01/01/2019 (ETM)	1,755,000	2,089,117
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021 (Insured by AGM)	13,625,000	12,038,232
Lake County Illinois Community High School District No. 124 Grant,
5.000%, 12/01/2017	1,050,000	1,147,125
McHenry & Kane Counties Illinois Community School District No. 158:
0.000%, 01/01/2016 (ETM)	1,245,000	1,244,316
0.000%, 01/01/2016	725,000	722,136
Metropolitan Pier & Exposition Authority Illinois:
5.500%, 06/15/2016 (ETM)	1,805,000	1,870,052
5.500%, 12/15/2023 (ETM)	2,250,000	2,700,428
Regional Transportation Authority Illinois:
7.750%, 06/01/2020	865,000	987,216
6.700%, 11/01/2021	1,200,000	1,380,804
6.000%, 07/01/2022 (Insured by NPFGC)	4,705,000	5,838,905
Southern Illinois University Revenue:
5.250%, 04/01/2018 (Insured by NPFGC)	1,075,000	1,153,711
5.250%, 04/01/2019 (Insured by NPFGC)	1,390,000	1,519,868
State of Illinois:
5.000%, 01/01/2019 (Insured by AGM)	1,000,000	1,079,220
4.000%, 09/01/2019 (Callable 09/01/2018)	5,000,000	5,204,550
6.000%, 11/01/2026 (Insured by NPFGC)	3,000,000	3,526,770
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,379,395
Winnebago County Illinois School District No. 122 Harlam-Loves Park:
0.000%, 01/01/2018 (ETM)	155,000	152,153
0.000%, 01/01/2018 (Insured by AGM)	1,205,000	1,139,544
		136,155,533	12.1%
Indiana
Franklin Community Multi-School Building Corp.,
5.000%, 07/15/2020	1,990,000	2,292,062
Hammond Indiana Multi-School Building Corporation Revenue Bonds:
6.000%, 01/15/2018 (ETM)	635,000	676,243
5.000%, 07/15/2018 (Insured by NPFGC)	1,330,000	1,468,799
Indiana State Office Building Commission,
5.250%, 07/01/2017	1,115,000	1,204,133
Indianapolis Local Public Improvement Bond Bank:
5.500%, 07/01/2018 (Insured by NPFGC)	3,460,000	3,842,780
5.500%, 01/01/2019 (Insured by NPFGC)	1,155,000	1,299,329
Pike County Multi-School Building Corp.,
5.000%, 07/15/2021	1,125,000	1,311,761
South Bend Indiana Community School Building Corporation,
5.000%, 07/15/2017 (Insured by NPFGC)	1,000,000	1,061,860
		13,156,967	1.2%
Kansas
City of Wichita KS:
5.000%, 11/15/2029 (Pre-refunded to 11/15/2021)	40,000	48,275
5.000%, 11/15/2034 (Pre-refunded to 11/15/2019)	1,055,000	1,221,775
Wyandotte County Kansas Revenue,
5.000%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	1,865,000	2,100,102
		3,370,152	0.3%
Kentucky
Jefferson County School District Finance Corp.,
5.500%, 01/01/2018 (Insured by AGM)	3,340,000	3,685,222
Louisville & Jefferson County Metropolitan Government,
6.125%, 02/01/2037 (Pre-refunded to 02/01/2018)	13,730,000	15,449,408
		19,134,630	1.7%
Louisiana
Louisiana Public Facilities Authority,
6.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	5,620,000	6,777,551
Louisiana Public Facilities Authority Revenue:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	10,030,000	12,918,540
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	21,385,000	28,149,075
State of Louisiana:

5.000%, 11/15/2018	1,775,000	1,989,030
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,631,100
		61,465,296	5.4%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	1,195,000	1,436,665
State of Maryland:
5.000%, 03/15/2019 (Pre-refunded to 03/15/2017)	1,135,000	1,208,922
5.000%, 03/01/2021 (Callable 03/01/2020)	1,000,000	1,158,380
		3,803,967	0.3%
Massachusetts
Massachusetts Clean Water Trust,
5.000%, 08/01/2018 (Callable 08/01/2016)(Partially Pre-refunded)	2,115,000	2,197,464
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	1,770,000	1,926,786
Massachusetts State,
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,530,600
Massachusetts State Water Resources Authority:
5.250%, 12/01/2015 (ETM)	1,115,000	1,123,909
6.500%, 07/15/2019 (ETM)	1,900,000	2,103,984
		23,882,743	2.1%
Michigan
Brighton Area School District/MI:
5.000%, 05/01/2020 (Insured by Q-SBLF)	1,300,000	1,491,022
5.000%, 05/01/2021 (Insured by Q-SBLF)	500,000	581,870
Chippewa Valley Schools,
5.000%, 05/01/2023 (Insured by Q-SBLF)	4,505,000	5,369,960
Fraser Public School District:
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,196,920
5.000%, 05/01/2026 (Callable 05/01/2025)(Insured by Q-SBLF)	1,140,000	1,356,668
Garden City Hospital Finance Authority,
4.875%, 08/15/2027 (Pre-refunded to 08/15/2017)	1,000,000	1,077,250
Harper Creek Michigan Community School District,
5.000%, 05/01/2016 (Callable 11/09/2015)(Insured by AGM)	1,550,000	1,557,161
Lakeview Public School District,
5.000%, 05/01/2017 (Insured by NPFGC and Q-SBLF)	2,275,000	2,421,396
Michigan Finance Authority,
5.000%, 01/01/2019	7,000,000	7,911,610
Michigan State Housing Development Authority,
4.750%, 06/01/2016	4,000,000	4,053,840
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	2,225,211
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,555,828
St Johns Public Schools,
5.000%, 05/01/2021 (Insured by Q-SBLF)	5,040,000	5,865,250
State of Michigan,
0.000%, 06/01/2022 (ETM)	2,000,000	1,772,800
Wayne-Westland Community Schools,
5.000%, 05/01/2019 (Insured by Q-SBLF)	2,060,000	2,314,431
		41,751,217	3.7%
Minnesota
Minnesota State Housing Finance Agency Homeownership Finance Bond:
4.250%, 07/01/2028 (Callable 01/01/2020)	505,000	528,417
4.500%, 07/01/2034 (Callable 07/01/2021)	1,110,000	1,175,812
University of Minnesota,
5.500%, 07/01/2021 (ETM)	9,980,000	11,783,186
Western Minnesota Municipal Power Agency,
6.375%, 01/01/2016 (ETM)	420,000	426,313
		13,913,728	1.2%
Missouri
St. Charles County Missouri Francis Howell School District,
4.500%, 03/01/2018	1,000,000	1,086,720	0.1%
Nebraska
Omaha Public Power District,
6.200%, 02/01/2017 (ETM)	3,875,000	4,047,050	0.4%
Nevada
Las Vegas Clark County Nevada Library District,
5.000%, 01/01/2017	2,080,000	2,187,182	0.2%
New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028 (Callable 01/01/2021)	2,225,000	2,259,621
State of New Hampshire,
5.000%, 07/01/2021 (Callable 07/01/2020)	1,000,000	1,166,490

		3,426,111	0.3%
New Jersey
County of Hudson NJ,
3.000%, 03/15/2021	1,140,000	1,214,909
New Jersey Educational Facilities Authority,
7.500%, 12/01/2032 (Pre-refunded to 06/01/2019)	3,635,000	4,464,761
New Jersey Health Care Facilities Financing Authority,
5.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	2,230,000	2,607,874
New Jersey State Housing & Mortgage Finance Agency Bonds,
4.500%, 10/01/2029 (Callable 04/01/2021)	6,080,000	6,206,586
New Jersey State Transportation Trust Fund Authority:
5.500%, 12/15/2015 (Insured by AMBAC)	2,595,000	2,620,353
5.250%, 12/15/2020	5,000,000	5,417,000
New Jersey State Turnpike Authority:
6.500%, 01/01/2016 (ETM)	170,000	172,586
6.500%, 01/01/2016 (ETM)	5,000	5,076
5.500%, 01/01/2025	2,100,000	2,648,394
		25,357,539	2.3%
New Mexico
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)	855,000	888,105
4.500%, 09/01/2028 (Callable 03/01/2020)	575,000	599,409
		1,487,514	0.1%
New York
Cattaraugus-Little Valley Central School District:
3.125%, 06/15/2016 (Insured by AGM)	1,520,000	1,545,050
3.125%, 06/15/2017 (Insured by AGM)	1,000,000	1,040,940
Churchville-Chili Central School District:
3.000%, 06/15/2017	1,045,000	1,087,396
3.000%, 06/15/2018	1,070,000	1,132,327
City of New York NY:
5.250%, 08/15/2021 (Callable 08/15/2018)	1,125,000	1,260,191
5.000%, 08/01/2022	5,000,000	5,983,700
Long Island Power Authority and Electric System Revenue,
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by NPFGC)	2,000,000	2,099,740
Metropolitan Transit Authority New York,
6.000%, 04/01/2020 (ETM)	13,430,000	15,372,112
New York State Dormitory Authority,
5.000%, 12/15/2023 (Callable 12/15/2022)	11,685,000	14,074,933
New York State Thruway Authority,
5.000%, 03/15/2022 (Callable 03/15/2019)	4,040,000	4,574,048
New York State Urban Development Corp.,
5.000%, 03/15/2022	2,000,000	2,390,440
Suffolk County Water Authority,
6.000%, 06/01/2017 (ETM)	3,415,000	3,614,197
Susquehanna Valley Central School District:
3.125%, 06/15/2017 (Insured by AGM)	1,155,000	1,202,286
3.125%, 06/15/2019 (Insured by AGM)	1,375,000	1,433,300
TSASC, Inc. New York,
4.750%, 06/01/2022 (Callable 06/01/2016)	145,000	147,179
Westchester Tobacco Asset Securitization/NY,
6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	13,075,000	14,680,218
		71,638,057	6.4%
North Carolina
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2017 (ETM)	5,710,000	5,831,166
5.000%, 01/01/2021 (ETM)	10,120,000	11,755,291
6.400%, 01/01/2021 (ETM)	4,732,000	5,404,985
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,690,000	8,788,517
6.000%, 01/01/2026 (Pre-refunded to 01/01/2022)	2,285,000	2,890,502
North Carolina Medical Care Commission,
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	430,000	524,157
		35,194,618	3.1%
Ohio
Cincinnati City School District,
5.000%, 12/01/2016 (Insured by AGM)	2,000,000	2,104,760
Cleveland Municipal School District:
4.000%, 12/01/2017	1,790,000	1,903,826
4.000%, 12/01/2018	1,865,000	2,023,189
4.000%, 12/01/2019	1,940,000	2,133,826
5.000%, 12/01/2020	2,015,000	2,328,917
Miamisburg Ohio Water Revenue,
7.000%, 11/15/2016 (Callable 11/02/2015)(ETM)	60,000	62,295

Ohio Housing Finance Agency,
5.000%, 11/01/2028 (Callable 05/01/2020)	1,430,000	1,523,908
State of Ohio:
5.000%, 03/01/2019	1,220,000	1,383,858
5.500%, 02/01/2020	1,195,000	1,409,682
5.000%, 06/15/2021	6,740,000	8,014,669
		22,888,930	2.0%
Pennsylvania
Erie Pennsylvania Sewer Authority Revenue,
5.125%, 06/01/2020 (ETM)	1,410,000	1,575,618
Lampeter Strasburg School District,
4.000%, 06/01/2019	1,715,000	1,872,060
Pennsylvania Convention Center Authority Revenue Bonds,
6.000%, 09/01/2019 (ETM)	12,725,000	14,522,533
Pennsylvania Housing Finance Agency:
3.700%, 04/01/2018	2,130,000	2,227,000
3.750%, 10/01/2018	1,760,000	1,858,384
3.900%, 04/01/2019	1,025,000	1,091,030
3.900%, 10/01/2019 (Callable 04/01/2019)	1,675,000	1,782,904
Philadelphia Hospitals & Higher Education Facilities Authority:
5.000%, 05/15/2020 (ETM)	1,575,000	1,831,898
5.250%, 05/15/2023 (Pre-refunded to 05/15/2020)	2,675,000	3,141,146
Philadelphia Pennsylvania Authority For Industrial Development Revenue,
5.250%, 01/01/2027 (Pre-refunded to 01/01/2017)	1,790,000	1,894,411
Philadelphia Pennsylvania Gas Works,
7.000%, 05/15/2020 (ETM)	1,820,000	2,095,821
South Fork Municipal Authority:
5.500%, 07/01/2029 (Pre-refunded to 07/01/2020)	2,450,000	2,921,380
5.375%, 07/01/2035 (Pre-refunded to 07/01/2020)	800,000	951,368
		37,765,553	3.4%
Puerto Rico
Commonwealth of Puerto Rico,
5.000%, 07/01/2021	6,000,000	3,990,000
Puerto Rico Electric Power Authority:
0.000%, 07/01/2017 (ETM)	3,225,000	3,074,747
0.000%, 07/01/2017 (Pre-refunded to various dates)(ETM)	1,280,000	1,220,173
Puerto Rico Public Finance Corp.,
6.000%, 08/01/2026 (ETM)	1,080,000	1,470,787
		9,755,707	0.9%
Rhode Island
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	6,050,000	0.5%
South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,580,000	5,445,941
Piedmont Municipal Power Agency South Carolina Electric Revenue,
6.750%, 01/01/2020 (ETM)	6,450,000	7,898,025
		13,343,966	1.2%
South Dakota
Heartland Consumers Power District,
7.000%, 01/01/2016 (ETM)	235,000	238,882	0.0%
Tennessee
County of Rutherford TN,
5.000%, 04/01/2021	1,955,000	2,325,590
Metropolitan Government Nashville & Davidson County Tennessee H&E,
0.000%, 06/01/2021 (ETM)	1,050,000	956,812
Shelby County Tennessee Health Educational & Housing Facilities Revenue,
5.500%, 08/15/2019 (ETM)	3,080,000	3,394,376
Tennessee Housing Development Agency,
4.500%, 07/01/2028 (Callable 01/01/2020)	2,405,000	2,520,825
		9,197,603	0.8%
Texas
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,657,905
Arlington Higher Education Finance Corp.,
5.000%, 08/15/2024 (PSF Guaranteed)	1,000,000	1,194,940
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,240,000	1,538,964
Central Texas Housing Finance Corp.,
0.000%, 09/01/2016 (ETM)	1,500,000	1,493,910
City of Austin TX Water & Wastewater System Revenue,
5.000%, 11/15/2024 (Callable 11/15/2022)	3,000,000	3,611,400
City of El Paso TX,

5.000%, 08/15/2018	1,355,000	1,512,370
City of Houston TX Combined Utility System Revenue:
0.000%, 12/01/2019 (ETM)	13,355,000	12,675,765
5.500%, 12/01/2024 (ETM)	1,735,000	2,183,671
5.500%, 12/01/2029 (ETM)	16,050,000	21,381,649
Conroe Independent School District:
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,000,000	1,180,760
5.000%, 02/15/2023 (Callable 02/15/2021)(PSF Guaranteed)	2,680,000	3,152,323
Cypress-Fairbanks Independent School District,
5.000%, 02/15/2017 (Callable 02/15/2016)(PSF Guaranteed)	415,000	422,018
Dallas Texas Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	2,410,000	2,789,045
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,422,044
Fort Bend Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	2,036,660
Frisco Texas Independent School District,
6.000%, 08/15/2018 (Callable 08/15/2016)(PSF Guaranteed)	1,625,000	1,704,739
Georgetown Independent School District,
4.000%, 02/15/2020 (PSF Guaranteed)	1,900,000	2,127,088
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,738,133
Goose Creek Consolidated Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,050,000	1,240,386
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	2,810,000	3,445,313
5.000%, 08/15/2025 (PSF Guaranteed)	1,430,000	1,770,297
Harris County Health Facilities Development Corp.,
5.500%, 10/01/2019 (ETM)	4,780,000	5,317,415
Harris County Texas:
5.000%, 10/01/2019	1,525,000	1,753,903
5.750%, 10/01/2020 (Pre-refunded to 10/01/2018)	175,000	199,806
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,930,000	7,912,327
Houston Higher Education Finance Corp.:
5.000%, 02/15/2020 (PSF Guaranteed)	1,000,000	1,148,110
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,223,166
Humble Texas Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,769,445
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,530,350
Katy Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	4,635,000	5,363,993
Keller Independent School District/TX:
5.000%, 02/15/2022 (PSF Guaranteed)	1,370,000	1,640,548
5.000%, 02/15/2023 (PSF Guaranteed)	3,340,000	4,045,508
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,251,691
La Porte Independent School District/TX,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,334,545
Llano Independent School District,
5.000%, 02/15/2024 (Callable 02/15/2023)(PSF Guaranteed)	1,265,000	1,521,618
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)	1,200,000	1,434,972
Lubbock Texas,
5.000%, 02/15/2021 (Pre-refunded to 02/15/2018)(Insured by AGM)	3,425,000	3,766,712
Lubbock Texas Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,780,000	2,385,912
Lubbock Texas Independent School District,
4.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,094,940
Mansfield Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,725,000	2,082,799
5.000%, 02/15/2024 (PSF Guaranteed)	1,905,000	2,328,196
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,752,337
5.000%, 08/15/2025 (PSF Guaranteed)	2,600,000	3,229,096
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,862,940
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,215,060
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,258,814
North East Independent School District/TX:
5.000%, 08/01/2021 (PSF Guaranteed)	6,095,000	7,242,505
5.000%, 08/01/2023 (PSF Guaranteed)	5,805,000	7,064,743
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,585,617

Northside Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,240,960
Pasadena Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,311,508
Pflugerville Independent School District,
5.000%, 02/15/2025 (Callable 02/15/2024)(PSF Guaranteed)	1,000,000	1,217,010
Port Arthur Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	1,000,000	1,217,010
Retama Texas Development Corporation Special Facilities Revenue,
8.750%, 12/15/2018 (ETM)	2,035,000	2,507,812
San Antonio Texas Electric & Gas Revenue,
5.650%, 02/01/2019 (ETM)	11,665,000	12,849,347
Sherman Independent School District/TX,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,149,614
Spring Texas Independent School District,
5.000%, 08/15/2019 (Callable 08/15/2018)(PSF Guaranteed)	1,020,000	1,141,849
Tarrant County Texas Health Facilities Revenue,
6.000%, 09/01/2024 (ETM)	7,385,000	8,889,694
Tarrant County Texas Housing Finance Corporation Revenue Bonds,
0.000%, 09/15/2016 (ETM)	1,800,000	1,792,368
Temple Independent School District,
4.000%, 02/01/2022 (Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,255,386
Texas State:
5.000%, 10/01/2018	6,285,000	7,039,263
5.000%, 08/01/2021	1,205,000	1,435,565
University of Texas System,
5.000%, 08/15/2022	9,530,000	11,489,845
Waco Independent School District:
0.000%, 08/15/2018 (PSF Guaranteed)	3,245,000	3,134,021
5.000%, 08/15/2022 (PSF Guaranteed)	3,085,000	3,704,005
5.000%, 08/15/2023 (PSF Guaranteed)	3,090,000	3,748,634
Wichita Falls Independent School District,
5.000%, 02/01/2024 (PSF Guaranteed)	1,670,000	2,030,870
Ysleta Independent School District:
5.000%, 08/15/2023 (Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,206,997
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,895,699
		217,853,905	19.3%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Callable 06/01/2021)	3,900,000	4,621,149
5.000%, 06/01/2023 (Callable 06/01/2021)	1,750,000	2,069,428
		6,690,577	0.6%
Virginia
City of Bristol VA,
5.500%, 11/01/2018 (ETM)	1,095,000	1,208,333
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)	1,500,000	1,810,770
Virginia Public School Authority,
6.250%, 12/01/2028 (Pre-refunded to 12/01/2018)	1,285,000	1,498,387
		4,517,490	0.4%
Washington
Snohomish County School District No. 201,
4.000%, 12/01/2021 (Callable 12/01/2020)	4,500,000	5,039,460
Snohomish County Washington Public Utilities Revenue,
6.800%, 01/01/2020 (Callable 11/02/2015)(ETM)	3,605,000	4,130,285
Thurston & Pierce Counties Washington Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)	2,755,000	3,130,947
Walla Walla County School District No. 250 College Place,
5.000%, 12/01/2019	1,290,000	1,447,935
Washington Health Care Facilities Authority:
6.250%, 08/01/2028 (Pre-refunded to 08/01/2018)	1,305,000	1,499,902
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	610,000	765,007
6.250%, 08/01/2036 (Pre-refunded to 08/01/2018)	8,100,000	9,309,735
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,605,000	5,806,122
Washington State:
5.000%, 01/01/2021	10,000,000	11,795,500
5.500%, 07/01/2023	5,000,000	6,107,050
		49,031,943	4.3%
West Virginia
Ohio County Board of Education,
5.250%, 06/01/2018 (ETM)	1,130,000	1,260,899	0.1%
Wisconsin
Ladysmith School District/WI:

5.200%, 04/01/2018 (Callable 04/01/2016)	1,900,000	1,941,933
5.200%, 04/01/2018 (Callable 04/01/2016)	420,000	429,394
		2,371,327	0.2%
Total Municipal Bonds (Cost $1,061,280,283)		1,102,920,513	97.7%

	Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Goldman Sachs Financial Square Funds, 0.01% «	17,542,978	17,542,978
Total Short-Term Investment (Cost $17,542,978)		17,542,978	1.6%
Total Investments (Cost $1,078,823,261)		1,120,463,491	99.3%
Other Assets in Excess of Liabilities		8,202,272	0.7%
TOTAL NET ASSETS		$1,128,665,763	100.0%

Notes to Schedule of Investments
AGM - Assured Guaranty Municipal
AMBAC - Ambac Assurance Corporation
BHAC - Berkshire Hathaway Assurance Corp.
NPFGC - National Public Finance Guarantee Corp.
PSF - Texas Permanent School Fund
ETM - Escrowed to Maturity
Q-SBLF - Qualified School Building Loan Fund
« 7-Day Yield

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2015 (Unaudited)
Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$-	$1,102,920,513	$-	$1,102,920,513
Total Municipal Bonds	-	1,102,920,513	-	1,102,920,513

Short-Term Investment
Money Market Mutual Fund	17,542,978	-	-	17,542,978
Total Short-Term Investment	17,542,978	-	-	17,542,978

Total Investments	$17,542,978	$1,102,920,513	$-	$1,120,463,491

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
County of Cullman AL Water Revenue,
3.000%, 05/01/2017	$280,000	$288,002
Jefferson County Alabama Ltd.,
0.542%, 01/01/2027 (2)	50,000	48,563
Mobile County Board of School Commissioners,
5.000%, 03/01/2032 (Callable 03/01/2022)	290,000	325,180
Town of Mulga AL,
3.000%, 08/15/2018 (Insured by AGM)	200,000	210,094
		871,839	2.1%
Alaska
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Callable 08/01/2023)	500,000	584,425
City of Valdez AK,
5.000%, 01/01/2021	435,000	489,893
		1,074,318	2.6%
Arizona
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	450,000	503,168
City of Tucson AZ Water System Revenue,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	586,195
Maricopa County Pollution Control Corp,
5.200%, 06/01/2043 (Mandatory Tender Date 06/01/2020)	100,000	110,266
		1,199,629	2.9%
Arkansas
Pulaski County Public Facilities Board,
4.000%, 07/01/2017	380,000	396,104	1.0%
California
Bay Area Toll Authority,
0.720%, 04/01/2047 (Callable 04/01/2019)(Mandatory Tender Date 10/01/2019) (1)	400,000	400,584
California Health Facilities Financing Authority,
5.000%, 04/01/2020	350,000	382,886
California Statewide Communities Development Authority,
5.250%, 12/01/2027 (Pre-refunded to 12/01/2017)	35,000	38,456
City of Redding CA,
0.193%, 07/01/2022 (ETM) (2)	200,000	187,545
Dinuba Redevelopment Agency,
5.000%, 09/01/2028 (Callable 09/01/2024)	330,000	378,457
East Side Union High School District,
5.100%, 02/01/2016	15,000	15,229
El Rancho Unified School District,
0.000%, 08/01/2031 (Callable 08/01/2028)(Insured by AGM)	100,000	83,411
Encinitas Union School District/CA,
0.000%, 08/01/2030 (Callable 08/01/2025)	300,000	165,570
Imperial Community College District,
0.000%, 08/01/2040 (Callable 08/01/2030)(Insured by AGM)	100,000	103,509
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)	275,000	324,665
Los Rios Community College District,
5.000%, 08/01/2029 (Callable 08/01/2023)	110,000	128,828
Riverside County Public Financing Authority,
5.000%, 10/01/2026 (Callable 10/01/2025)(Insured by AGM)	250,000	295,960
San Bernardino City Unified School District,
5.000%, 08/01/2027 (Callable 08/01/2023)(Insured by AGM)	500,000	585,195
Southern California Public Power Authority,
0.220%, 07/01/2031 (Optional Put Date 10/08/2015) (1)	600,000	600,000
Westlands Water District:
5.000%, 09/01/2029 (Callable 09/01/2022)(Insured by AGM)	350,000	406,616
5.000%, 09/01/2030 (Callable 09/01/2022)(Insured by AGM)	500,000	577,790
		4,674,701	11.2%
Colorado
Bromley Park Metropolitan District No. 2,
4.250%, 12/01/2022 (Callable 12/01/2017)	400,000	407,664
Denver Health & Hospital Authority,
5.000%, 12/01/2039 (Callable 12/01/2023)	100,000	104,907

Wheatlands Metropolitan District,
4.000%, 12/01/2023	450,000	493,934
		1,006,505	2.4%
Connecticut
Connecticut Housing Finance Authority,
0.010%, 05/15/2039 (Optional Put Date 10/01/2015) (1)	600,000	600,000	1.4%
District of Columbia
District of Columbia,
5.250%, 07/15/2045 (Pre-refunded to 07/15/2018)(Insured by AGM)	100,000	111,818
Washington Metropolitan Area Transit Authority,
5.250%, 07/01/2024 (Callable 07/01/2019)	50,000	56,714
		168,532	0.4%
Florida
City of Orlando FL:
5.250%, 11/01/2026 (Callable 05/01/2024)	500,000	608,075
5.000%, 10/01/2027 (Callable 10/01/2020)	100,000	115,617
City of Port St Lucie FL,
2.750%, 09/01/2017 (Insured by AGM)	100,000	103,680
Deutsche Bank Spears/Lifers Trust:
0.220%, 11/01/2032 (Optional Put Date 10/08/2015) (1)	600,000	600,000
0.220%, 10/01/2041 (Optional Put Date 10/08/2015) (1)	600,000	600,000
Martin County Health Facilities Authority,
5.000%, 11/15/2023	260,000	296,382
Palm Beach County Health Facilities Authority,
4.750%, 07/01/2025 (Callable 07/01/2020)(Insured by AGM)	130,000	145,770
		2,469,524	5.9%
Georgia
Appling County Development Authority,
0.230%, 09/01/2041 (Optional Put Date 10/01/2015)(Callable 11/19/2015) (1)	500,000	500,000
Chatham County Hospital Authority,
5.000%, 01/01/2031 (Callable 01/01/2022)	250,000	282,647
City of Atlanta Department of Aviation,
5.000%, 01/01/2023 (Callable 01/01/2020)	100,000	114,897
City of Dahlonega GA Water & Sewer Revenue,
4.000%, 09/01/2021 (Insured by AGM)	200,000	222,644
		1,120,188	2.7%
Illinois
Chicago O’Hare International Airport:
5.000%, 01/01/2020 (Callable 01/01/2017)(Insured by AGM)	100,000	105,141
5.500%, 01/01/2031 (Callable 01/01/2021)	500,000	571,095
City of Chicago IL:
4.250%, 01/01/2019	225,000	235,168
4.500%, 01/01/2020	50,000	50,150
City of Chicago IL Wastewater Transmission Revenue:
5.000%, 01/01/2018 (Insured by BHAC)	150,000	162,517
Cook County Community College District No. 508,
4.000%, 12/01/2016	130,000	135,082
Illinois Finance Authority:
4.000%, 11/15/2017	100,000	105,970
5.000%, 08/01/2030 (Callable 08/01/2024)	250,000	286,407
State of Illinois,
5.000%, 01/01/2021	200,000	216,626
Village of Franklin Park IL,
5.000%, 04/01/2023	400,000	453,876
White County Community Unit School District No. 5 Carmi-White,
4.300%, 12/01/2021 (Insured by AGM)	100,000	108,072
		2,430,104	5.8%
Indiana
Danville School Building Corp.,
3.000%, 01/15/2016	40,000	40,296
Indiana Finance Authority:
4.500%, 08/15/2016	100,000	102,704
5.000%, 05/01/2028 (Callable 05/01/2023)	250,000	281,475
Indiana Michigan Power Co.,
1.750%, 06/01/2025 (Mandatory Tender Date 06/01/2018)	100,000	100,206
IPS Multi-School Building Corp.,
4.500%, 07/15/2016	400,000	404,804
		929,485	2.2%
Iowa
Iowa State Board Regents Hospital Revenue,
4.000%, 09/01/2025	315,000	346,235	0.8%

Kansas
Johnson & Miami Counties Unified School District No. 230 Spring Hills,
5.000%, 09/01/2027 (Callable 09/01/2021)	400,000	466,036
State of Kansas Department of Transportation,
0.532%, 09/01/2019 (1)	115,000	114,687
		580,723	1.4%
Kentucky
Louisville & Jefferson County KY Variable Revenue Bonds,
0.010%, 10/01/2039 (Optional Put Date 10/01/2015) (1)	600,000	600,000	1.4%
Louisiana
Louisiana Public Facilities Authority,
5.000%, 07/01/2017	50,000	53,511	0.1%
Maryland
Maryland Health & Higher Educational Facilities Authority,
5.000%, 05/15/2028 (Callable 05/15/2023)	565,000	660,197
State of Maryland,
4.000%, 08/01/2016	25,000	25,776
		685,973	1.6%
Massachusetts
Commonwealth of Massachusetts,
0.661%, 11/01/2020 (Callable 11/01/2017) (1)	200,000	199,114
Commonwealth of Massachusetts Federal Highway Grant,
5.000%, 06/15/2027 (Callable 06/15/2022)	250,000	294,537
Massachusetts Development Finance Agency,
5.000%, 07/01/2017	340,000	357,218
		850,869	2.0%
Michigan
City of Bay City MI,
3.000%, 10/01/2017	210,000	218,322
City of Detroit MI Water Supply System Revenue,
4.250%, 07/01/2018	100,000	107,183
City of Wyandotte MI Electric System Revenue:
5.000%, 10/01/2016	105,000	109,091
5.000%, 10/01/2023	150,000	169,126
4.000%, 10/01/2030 (Callable 10/01/2025)	500,000	504,925
Farmington Public School District,
5.000%, 05/01/2028 (Callable 05/01/2025)(Insured by AGM)	250,000	290,653
Hudsonville Public Schools,
4.000%, 05/01/2018 (Insured by Q-SBLF)	100,000	107,351
Saginaw MI City School District,
5.000%, 05/01/2024	210,000	248,844
State of Michigan Comprehensive Transportation Revenue,
5.000%, 11/15/2027 (Callable 11/15/2024)	295,000	352,891
West Bloomfield School District,
4.000%, 05/01/2020 (Callable 05/01/2016)(Insured by AGM)	250,000	253,905
		2,362,291	5.6%
Minnesota
Minneapolis & St Paul MN Housing Revenue Bonds,
0.020%, 08/15/2034 (Optional Put Date 10/01/2015) (1)	500,000	500,000
Minnesota Higher Education Facilities Authority,
3.000%, 03/01/2023	200,000	211,578
		711,578	1.7%
Mississippi
Mississippi Development Bank:
5.500%, 10/01/2019	550,000	605,677
5.375%, 04/01/2028 (Callable 04/01/2018)(Insured by AGM)	200,000	220,362
		826,039	2.0%
Missouri
Missouri State Health & Educational Facilities Authority,
0.010%, 03/01/2040 (Optional Put Date 10/01/2015) (1)	150,000	150,000
Ozark Reorg School District No R-6/MO,
4.000%, 03/01/2025 (Callable 03/01/2023)	400,000	443,888
		593,888	1.4%
Nevada
Las Vegas Valley Water District,
0.250%, 06/01/2036 (Optional Put Date 10/01/2015)(Callable 11/19/2015) (1)	500,000	500,000	1.2%
New Jersey
New Jersey Health Care Facilities Financing Authority,
4.500%, 11/15/2025 (Callable 11/15/2020)	150,000	167,898
New Jersey Sports & Exposition Authority,
5.000%, 09/01/2016	210,000	218,154
New Jersey Transportation Trust Fund Authority,
5.250%, 12/15/2019	395,000	427,011
New Jersey Turnpike Authority,
5.000%, 01/01/2026 (Callable 01/01/2023)	500,000	582,285

Roselle Park School District,
3.000%, 02/15/2017	300,000	307,431
		1,702,779	4.1%
New York
County of Nassau NY,
5.000%, 07/01/2022 (Callable 07/01/2018)(Insured by AGM)	100,000	110,378
J P Morgan Chase Putters,
0.050%, 11/01/2020 (Optional Put Date 10/01/2015) (1)	600,000	600,000
Metropolitan Transportation Authority:
0.377%, 11/01/2022 (2)	500,000	486,734
4.000%, 11/15/2034 (Callable 08/15/2019)(Mandatory Tender Date 11/15/2019)	250,000	273,652
New York City Municipal Water Finance Authority,
0.300%, 06/15/2032 (Optional Put Date 10/01/2015) (1)	600,000	600,000
New York City Transit Authority:
0.542%, 01/01/2030 (Callable 10/02/2015)(Insured by AMBAC) (2)	100,000	91,847
0.548%, 01/01/2030 (Callable 10/12/2015)(Insured by AMBAC) (2)	100,000	92,693
New York Liberty Development Corp,
5.250%, 10/01/2035	250,000	295,397
New York State Dormitory Authority:
5.000%, 07/01/2023	150,000	178,411
5.000%, 02/15/2029 (Callable 02/15/2025)	250,000	294,333
5.000%, 12/15/2030 (Callable 12/15/2022)	250,000	290,913
New York State Energy Research & Development Authority,
0.159%, 04/01/2020 (Callable 11/04/2015) (2)	200,000	189,886
Port Authority of New York & New Jersey,
5.000%, 09/01/2031 (Callable 09/01/2024)	250,000	292,650
		3,796,894	9.1%
North Carolina
City of Charlotte NC,
0.020%, 12/01/2021 (Optional Put Date 10/08/2015) (1)	600,000	600,000
City of Raleigh NC,
5.000%, 02/01/2021 (Callable 02/01/2017)	200,000	210,888
North Carolina Medical Care Commission,
5.000%, 10/01/2019 (Callable 10/01/2017)	150,000	162,468
		973,356	2.3%
Ohio
American Municipal Power, Inc.,
5.250%, 02/15/2027 (Callable 02/15/2022)	245,000	285,016
City of Cleveland OH,
5.000%, 10/01/2023	430,000	511,524
City of Toledo OH,
4.000%, 12/01/2017 (Insured by AGM)	200,000	212,860
Clermont County Port Authority,
5.000%, 12/01/2023	300,000	354,771
Lancaster Port Authority,
0.752%, 08/01/2019 (Callable 02/01/2019) (1)	200,000	197,444
		1,561,615	3.7%
Oklahoma
Oklahoma Water Resources Board,
5.000%, 10/01/2028 (Callable 10/01/2024)	180,000	216,347	0.5%
Pennsylvania
Bethlehem Area School District,
5.000%, 10/15/2017	115,000	124,089
New Castle Sanitation Authority,
2.000%, 06/01/2017	570,000	578,915
Pennsylvania Turnpike Commission,
5.000%, 12/01/2023 (Callable 12/01/2019)	200,000	228,008
Reading School District,
5.000%, 02/01/2023	230,000	263,656
		1,194,668	2.8%
Rhode Island
City of Cranston RI,
4.000%, 08/01/2019 (Insured by AGM)	100,000	109,134
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	100,000	106,935
		216,069	0.5%
South Carolina
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	279,545
Scago Educational Facilities Corp for Spartanburg School District No. 1,
2.000%, 06/01/2017	75,000	76,539
Scago Educational Facilities Corp for Union School District,
5.000%, 12/01/2023	500,000	585,445
South Carolina Jobs-Economic Development Authority,
6.500%, 08/01/2039 (Callable 08/01/2021)(Insured by AGM)	290,000	352,127

University of South Carolina,
5.000%, 05/01/2023	200,000	240,406
		1,534,062	3.7%
South Dakota
South Dakota Health & Educational Facilities Authority,
5.000%, 09/01/2028 (Callable 09/01/2020)	325,000	368,059	0.9%
Tennessee
Knox County Health Educational & Housing Facility Board,
5.000%, 01/01/2026 (Callable 01/01/2023)	145,000	166,482
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	50,000	57,889
Tennessee Housing Development Agency,
2.700%, 01/01/2024	400,000	399,112
		623,483	1.5%
Texas
Bexar Metropolitan Water District,
5.000%, 05/01/2017	100,000	106,793
City of Houston TX Combined Utility System Revenue,
5.000%, 11/15/2027 (Callable 11/15/2024)	200,000	239,070
County of Williamson TX,
5.000%, 02/15/2027 (Callable 02/15/2024)	250,000	300,437
Crane County Water District,
5.000%, 02/15/2023	250,000	287,245
Crowley Independent School District,
5.000%, 08/01/2028 (Callable 08/01/2025)(PSF Guaranteed)	235,000	283,831
Dallas/Fort Worth International Airport,
5.000%, 11/01/2027 (Callable 11/01/2022)	100,000	115,901
Harris County Cultural ED FA,
5.000%, 12/01/2035 (Callable 12/01/2022)	350,000	386,015
Harris County Municipal Utility District No. 419,
3.000%, 09/01/2017 (Insured by AGM)	200,000	207,376
Lower Colorado River Authority,
5.000%, 05/15/2023	200,000	237,962
North Texas Tollway Authority,
5.000%, 01/01/2024	100,000	119,163
Port of Port Arthur Navigation District,
0.300%, 04/01/2040 (Callable 09/30/2015) (Optional Put Date 10/01/2015) (1)	500,000	500,000
Texas Municipal Gas Acquisition & Supply Corp. III,
5.000%, 12/15/2026 (Callable 12/15/2022)	190,000	210,269
		2,994,062	7.1%
Utah
Utah Transportation Authority,
0.220%, 06/15/2036 (Optional Put Date 10/08/2015) (1)	100,000	100,000	0.2%
Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 10/01/2017	20,000	21,297	0.1%
Virginia
Fredericksburg Economic Development Authority,
1.920%, 08/01/2038 (Callable 08/01/2016)(Mandatory Tender Date 02/01/2017) (1)	430,000	430,378	1.0%
Washington
Central Puget Sound Regional Transit Authority,
0.720%, 11/01/2045 (Callable 05/01/2018)(Mandatory Tender Date 11/01/2018) (1)	250,000	249,925	0.6%
Wisconsin
State of Wisconsin,
5.000%, 05/01/2029 (Callable 05/01/2024)	350,000	415,944
Wisconsin Health & Educational Facilities Authority,
5.000%, 12/15/2030 (Callable 12/15/2024)	350,000	398,328
		814,272	1.9%
Total Municipal Bonds (Cost $41,627,049)		41,849,302	99.8%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Fidelity Institutional Money Market Fund - Tax-Exempt Portfolio, 0.01% «	800,000	800,000
Goldman Sachs Financial Square Funds, 0.01% «	198,281	198,281
Wells Fargo Advantage Municipal Cash Management Money Market Fund/NC, 0.01% «	7,149,541	7,149,541
Total Short-Term Investments (Cost $8,147,822)		8,147,822	19.5%

Total Investments (Cost $49,774,871)		49,997,124	119.3%
Liabilities in Excess of Other Assets		(8,076,046)	(19.3)%
TOTAL NET ASSETS		$41,921,078	100.0%

Notes to Schedule of Investments
AGM - Assured Guaranty Municipal
AMBAC - Ambac Assurance Corporation
BHAC - Berkshire Hathaway Assurance Corp.
PSF - Texas Permanent School Fund
ETM - Escrowed to Maturity
Q-SBLF - Qualified School Building Loan Fund
(1)	Variable or floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of September 30, 2015.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

« 7-Day Yield

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2015 (Unaudited)
Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$-	$41,849,302	$-	$41,849,302
Total Municipal Bonds	-	41,849,302	-	41,849,302

Short-Term Investments
Money Market Mutual Funds	8,147,822	-	-	8,147,822
Total Short-Term Investments	8,147,822	-	-	8,147,822

Total Investments	$8,147,822	$41,849,302	$-	$49,997,124

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird LargeCap Fund
Schedule of Investments September 30, 2015 (Unaudited)
Common Stocks

	Shares	Value	% of Net Assets
Aerospace & Defense
The Boeing Co.	2,269	$297,126	0.8%
General Dynamics Corp.	3,054	421,299	1.1%
Spirit AeroSystems Holdings, Inc. - Class A *	3,153	152,416	0.4%
		870,841	2.3%
Airlines
Alaska Air Group, Inc.	6,154	488,935	1.3%
American Airlines Group, Inc.	1,674	65,002	0.2%
Southwest Airlines Co.	4,695	178,598	0.5%
United Continental Holdings, Inc. *	2,986	158,407	0.4%
		890,942	2.4%
Auto Components
Delphi Automotive PLC f	4,232	321,802	0.9%
Lear Corp.	799	86,915	0.2%
		408,717	1.1%
Automobiles
Ford Motor Co.	32,753	444,458	1.2%
Harley-Davidson, Inc.	10,910	598,959	1.6%
		1,043,417	2.8%
Banks
Huntington Bancshares, Inc.	16,703	177,052	0.5%
U.S. Bancorp	3,942	161,661	0.4%
Wells Fargo & Co.	6,106	313,543	0.8%
		652,256	1.7%
Beverages
The Coca-Cola Co.	9,996	401,039	1.1%
Coca-Cola Enterprises, Inc.	1,976	95,540	0.3%
Dr Pepper Snapple Group, Inc.	1,156	91,382	0.2%
PepsiCo, Inc.	9,535	899,150	2.4%
		1,487,111	4.0%
Biotechnology

AbbVie, Inc.	12,351	672,018	1.8%
Amgen, Inc.	6,851	947,630	2.5%
Biogen, Inc. *	527	153,784	0.4%
Celgene Corp. *	4,926	532,845	1.4%
United Therapeutics Corp. *	982	128,878	0.4%
		2,435,155	6.5%
Building Products
Masco Corp.	16,605	418,114	1.1%
Capital Markets
Ameriprise Financial, Inc.	8,012	874,350	2.3%
The Blackstone Group LP	18,417	583,266	1.6%
SEI Investments Co.	8,734	421,241	1.1%
		1,878,857	5.0%
Chemicals
Celanese Corp. - Series A	2,865	169,522	0.5%
CF Industries Holdings, Inc.	17,881	802,857	2.1%
LyondellBasell Industries NV - Class A f	6,885	573,933	1.5%
Westlake Chemical Corp. - Class A	1,485	77,057	0.2%
		1,623,369	4.3%
Communications Equipment
F5 Networks, Inc. *	636	73,649	0.2%
Consumer Finance
American Express Co.	11,353	841,598	2.3%
Capital One Financial Corp.	2,045	148,304	0.4%
Discover Financial Services	9,668	502,639	1.3%
Synchrony Financial *	18,408	576,170	1.5%
		2,068,711	5.5%
Containers & Packaging
Ball Corp.	1,333	82,912	0.2%
Crown Holdings, Inc. *	3,073	140,590	0.4%
		223,502	0.6%
Diversified Financial Services
Moody’s Corp.	4,326	424,813	1.1%
Diversified Telecommunication Services
AT&T, Inc.	4,695	152,963	0.4%
CenturyLink, Inc.	2,078	52,199	0.2%
		205,162	0.6%

Electric Utilities
Entergy Corp.	1,042	67,834	0.2%
Electrical Equipment
Rockwell Automation, Inc.	1,457	147,842	0.4%
Electronic Equipment, Instruments & Components
Corning, Inc.	18,808	321,993	0.9%
Energy Equipment & Services
Halliburton Co.	1,210	42,773	0.1%
Seadrill Ltd. * f	2,873	16,951	0.1%
		59,724	0.2%
Food & Staples Retailing
The Kroger Co.	10,666	384,723	1.1%
Rite Aid Corp. *	19,816	120,283	0.3%
		505,006	1.4%
Food Products
Archer-Daniels-Midland Co.	10,591	438,997	1.2%
Bunge Ltd. f	4,776	350,081	0.9%
		789,078	2.1%
Health Care Equipment & Supplies
Becton, Dickson & Co.	3,773	500,526	1.3%
C.R. Bard, Inc.	2,568	478,444	1.3%
Medtronic PLC f	4,574	306,184	0.8%
		1,285,154	3.4%
Health Care Providers & Services
Anthem, Inc.	2,506	350,840	1.0%
Centene Corp. *	3,525	191,161	0.5%
		542,001	1.5%
Hotels, Restaurants & Leisure
Wyndham Worldwide Corp.	9,823	706,274	1.9%
Household Products
The Clorox Co.	762	88,034	0.2%
Independent Power and Renewable Electricity Producers
The AES Corp.	47,274	462,812	1.2%
Calpine Corp. *	3,893	56,838	0.2%
		519,650	1.4%
Insurance
Aflac, Inc.	4,046	235,194	0.6%
The Hartford Financial Services Group, Inc.	2,123	97,191	0.3%
The Progressive Corp.	18,426	564,573	1.5%
The Travelers Companies, Inc.	1,657	164,921	0.4%
		1,061,879	2.8%
Internet & Catalog Retail
Expedia, Inc.	7,334	863,065	2.3%
Internet Software & Services
Google, Inc. - Class C *	589	358,359	1.0%
IT Services
Amdocs Ltd. f	1,594	90,667	0.2%
Global Payments, Inc.	742	85,130	0.2%
International Business Machines Corp.	1,956	283,561	0.8%
MasterCard, Inc. - Class A	2,114	190,514	0.5%
The Western Union Co.	43,511	798,862	2.1%
Visa, Inc. - Class A	4,268	297,309	0.8%
		1,746,043	4.6%
Leisure Products
Hasbro, Inc.	5,735	413,723	1.1%
Life Sciences Tools & Services
Waters Corp. *	5,229	618,120	1.7%
Machinery
Caterpillar, Inc.	12,293	803,470	2.1%
Deere & Co.	7,385	546,490	1.5%
Illinois Tool Works, Inc.	963	79,265	0.2%
		1,429,225	3.8%
Media
DISH Network Corp. - Class A *	3,410	198,940	0.5%
Omnicom Group, Inc.	5,536	364,822	1.0%
Scripps Networks Interactive, Inc. - Class A	1,457	71,670	0.2%
		635,432	1.7%
Multiline Retail
Kohl’s Corp.	2,860	132,446	0.4%
Macy’s, Inc.	3,855	197,839	0.5%
Nordstrom, Inc.	1,162	83,327	0.2%
		413,612	1.1%

Oil, Gas & Consumable Fuels
Chevron Corp.	893	70,440	0.2%
Exxon Mobil Corp.	3,274	243,422	0.6%
Marathon Petroleum Corp.	10,692	495,360	1.3%
Murphy Oil Corp.	3,552	85,959	0.3%
Tesoro Corp.	4,655	452,652	1.2%
Valero Energy Corp.	6,850	411,685	1.1%
		1,759,518	4.7%
Personal Products
Coty, Inc. - Class A	5,983	161,900	0.4%
Pharmaceuticals
Johnson & Johnson	2,343	218,719	0.6%
Merck & Co., Inc.	5,782	285,573	0.8%
Pfizer, Inc.	17,341	544,681	1.4%
		1,048,973	2.8%
Road & Rail
Union Pacific Corp.	1,963	173,549	0.5%
Semiconductors & Semiconductor Equipment
Intel Corp.	21,866	659,041	1.8%
KLA-Tencor Corp.	13,134	656,700	1.7%
Microchip Technology, Inc.	7,181	309,429	0.8%
NXP Semiconductors NV * f	7,302	635,785	1.7%
Xilinx, Inc.	7,919	335,766	0.9%
		2,596,721	6.9%
Software
Citrix Systems, Inc. *	3,577	247,814	0.7%
Electronic Arts, Inc. *	6,132	415,443	1.1%
Microsoft Corp.	10,655	471,590	1.3%
Oracle Corp.	25,980	938,398	2.5%
		2,073,245	5.6%
Specialty Retail
Foot Locker, Inc.	1,401	100,830	0.3%
The Gap, Inc.	2,190	62,415	0.2%
L Brands, Inc.	1,759	158,539	0.4%
Lowe’s Companies, Inc.	1,230	84,771	0.2%
		406,555	1.1%
Technology Hardware, Storage & Peripherals
Apple, Inc.	3,084	340,165	0.9%
Hewlett-Packard Co.	13,200	338,052	0.9%
NetApp, Inc.	8,250	244,200	0.7%
Seagate Technology PLC f	10,984	492,083	1.3%
Western Digital Corp.	851	67,604	0.2%
		1,482,104	4.0%
TOTAL COMMON STOCKS
(Cost $38,133,209)		36,979,229	98.9%

Contingent Value Rights
Contingent Value Rights
Safeway CASA LEY CVR *^+	2,216	2,249	0.0%
Safeway PDC LLC CVR *^+	2,216	108	0.0%
TOTAL CONTINGENT VALUE RIGHTS
(Cost $0)		2,357	0.0%
Short-Term Investment
Money Market Mutual Fund
Short-Term Investments Trust - Liquid Assets Portfolio, 0.14% «	459,653	459,653	1.2%
TOTAL SHORT-TERM INVESTMENT
(Cost $459,653)		459,653	1.2%
TOTAL INVESTMENTS
(Cost $38,592,862)		37,441,239	100.1%
Liabilities in Excess of Other Assets		(42,009)	(0.1)%
TOTAL NET ASSETS		$37,399,230	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield
^	Illiquid Security
+	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird LargeCap Fund
Schedule of Investments, September 30, 2015 (Unaudited)
Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds’ financial statements. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$36,979,229	$-	$-	$36,979,229
Total Equity	36,979,229	-	-	36,979,229

Contingent Value Rights
Contingent Value Rights	-	-	2,357	2,357
Total Contingent Value Rights	-	-	2,357	2,357

Short-Term Investment
Money Market Mutual Fund	459,653	-	-	459,653
Total Short-Term Investment	459,653	-	-	459,653

Total Investments*	$37,438,882	$-	$2,357	$37,441,239

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. Two securities with a fair value of $2,357 were acquired during the period as a result of a corporate action. Both securities that are priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor are valued using level 3 inputs. There were no other transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report. For purposes of the reconciliation below, these securities are being presented as transfers into Level 3.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2014	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	2,357
Balance as of September 30, 2015	$2,357

* Transfers between levels are recognized at the end of the reporting period.

Baird MidCap Fund
Schedule of Investments, September 30, 2015 (Unaudited)
Common Stocks

	Shares	Value	% of Net Assets
Banks
East West Bancorp, Inc.	594,696	$22,848,220	1.9%
Building Products
AO Smith Corp.	299,873	19,548,721	1.6%
Fortune Brands Home & Security, Inc.	547,459	25,987,879	2.1%
		45,536,600	3.7%
Capital Markets
Affiliated Managers Group, Inc. *	148,482	25,388,937	2.1%
Greenhill & Co., Inc.	208,913	5,947,753	0.5%
Invesco Ltd. f	280,020	8,745,025	0.7%
Northern Trust Corp.	217,545	14,827,867	1.2%
		54,909,582	4.5%
Chemicals
Airgas, Inc.	179,034	15,993,107	1.3%
Commercial Services & Supplies
Stericycle, Inc. *	275,397	38,365,556	3.1%
Distributors
LKQ Corp. *	1,118,019	31,707,019	2.6%
Electrical Equipment
Acuity Brands, Inc.	145,038	25,465,772	2.1%
Rockwell Automation, Inc.	182,714	18,539,990	1.5%
		44,005,762	3.6%
Electronic Equipment, Instruments & Components
CDW Corp.	317,095	12,956,502	1.1%
Trimble Navigation Ltd. *	694,619	11,405,644	0.9%
		24,362,146	2.0%
Food & Staples Retailing
United Natural Foods, Inc. *	308,602	14,970,283	1.2%
Food Products
McCormick & Co, Inc.	291,573	23,961,469	2.0%
Mead Johnson Nutrition Co.	147,883	10,410,963	0.8%
		34,372,432	2.8%
Health Care Equipment & Supplies
The Cooper Cos, Inc.	75,995	11,312,616	0.9%
Globus Medical, Inc. *	776,043	16,033,048	1.3%
IDEXX Laboratories, Inc. *	207,620	15,415,785	1.3%
		42,761,449	3.5%
Health Care Providers & Services
Acadia Healthcare Co., Inc. *	397,775	26,360,549	2.1%
Envision Healthcare Holdings, Inc. *	521,867	19,199,487	1.6%
Laboratory Corp. of America Holdings *	168,165	18,240,858	1.5%
		63,800,894	5.2%
Health Care Technology
Cerner Corp. *	382,286	22,921,869	1.9%
Hotels Restaurants & Leisure
Buffalo Wild Wings, Inc. *	146,685	28,373,279	2.3%
Household Durables
Harman International Industries, Inc.	236,373	22,689,444	1.9%
Household Products
Church & Dwight Co., Inc.	332,992	27,938,029	2.3%
IT Services
Alliance Data Systems Corp. *	102,953	26,662,768	2.2%
Fiserv, Inc. *	443,638	38,423,487	3.1%
Gartner, Inc. *	325,289	27,301,506	2.2%
Genpact Ltd. * f	1,271,121	30,011,167	2.5%
		122,398,928	10.0%
Leisure Products
Hasbro, Inc.	391,616	28,251,178	2.3%
Polaris Industries, Inc.	186,137	22,312,242	1.8%
		50,563,420	4.1%

Machinery
The Middleby Corp. *	222,765	23,432,650	1.9%
WABCO Holdings, Inc. *	190,673	19,988,251	1.6%
Wabtec Corp.	133,504	11,755,027	1.0%
		55,175,928	4.5%
Multiline Retail
Burlington Stores, Inc. *	533,167	27,212,844	2.2%
Oil, Gas & Consumable Fuels
Concho Resources, Inc. *	195,524	19,220,009	1.6%
Pharmaceuticals
Akorn, Inc. *	243,732	6,947,581	0.6%
Perrigo Co. PLC f	215,254	33,852,996	2.7%
		40,800,577	3.3%
Road & Rail
J.B. Hunt Transport Services, Inc.	319,130	22,785,882	1.9%
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc. *	681,563	13,835,729	1.1%
Skyworks Solutions, Inc.	138,383	11,653,232	1.0%
		25,488,961	2.1%
Software
Akamai Technologies, Inc. *	182,375	12,594,817	1.0%
ANSYS, Inc. *	289,948	25,556,017	2.1%
Fortinet, Inc. *	809,930	34,405,826	2.8%
Synopsys, Inc. *	413,611	19,100,556	1.6%
Tyler Technologies, Inc. *	98,161	14,656,419	1.2%
The Ultimate Software Group, Inc. *	147,540	26,411,135	2.2%
		132,724,770	10.9%
Specialty Retail
O’Reilly Automotive, Inc. *	135,698	33,924,500	2.8%
Sally Beauty Holdings, Inc. *	576,638	13,695,153	1.1%
Tiffany & Co.	266,668	20,592,103	1.7%
Tractor Supply Co.	368,082	31,036,674	2.5%
		99,248,430	8.1%
Textiles, Apparel & Luxury Goods
Under Armour, Inc. - Class A*	186,853	18,083,633	1.5%
Trading Companies & Distributors
Fastenal Co.	567,529	20,777,237	1.7%
Watsco, Inc.	159,350	18,879,788	1.5%
		39,657,025	3.2%
TOTAL COMMON STOCKS
(Cost $1,087,070,678)		1,188,916,078	97.2%
Short-Term Investments
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.11% «	18,992,732	18,992,732	1.5%
Short-Term Investments Trust - Liquid Assets Portfolio, 0.14% «	24,000,000	24,000,000	2.0%
TOTAL SHORT-TERM INVESTMENTS
(Cost $42,992,732)		42,992,732	3.5%
Total Investments
(Cost $1,130,063,410)		1,231,908,810	100.7%
Liabilities in Excess of Other Assets		(8,082,398)	(0.7)%
TOTAL NET ASSETS		$1,223,826,412	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).   GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird MidCap Fund
Schedule of Investments, September 30, 2015 (Unaudited)
Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions   (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,188,916,078	$-	$-	$1,188,916,078
Total Equity	1,188,916,078	-	-	1,188,916,078

Short-Term Investments
Money Market Mutual Funds	42,992,732	-	-	42,992,732
Total Short-Term Investments	42,992,732	-	-	42,992,732

Total Investments*	$1,231,908,810	$-	$-	$1,231,908,810

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird SmallCap Value Fund
Schedule of Investments September 30, 2015 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	12,456	$558,776	2.3%
Auto Components
Drew Industries, Inc.	4,937	269,609	1.1%
Motorcar Parts of America, Inc. *	28,190	883,475	3.5%
		1,153,084	4.6%
Banks
Hilltop Holdings, Inc. *	37,565	744,162	3.0%
PrivateBancorp, Inc.	20,102	770,510	3.1%
Renasant Corp.	15,753	517,486	2.1%
		2,032,158	8.2%
Building Products
Patrick Industries, Inc. *	10,378	409,827	1.7%
Capital Markets
Diamond Hill Investment Group, Inc.	5,466	1,016,895	4.1%
Commercial Services & Supplies
Deluxe Corp.	8,207	457,458	1.8%
Construction & Engineering
Quanta Services, Inc. *	18,456	446,820	1.8%
Consumer Finance
Encore Capital Group, Inc. *	12,178	450,586	1.8%
PRA Group, Inc. *	9,514	503,481	2.0%
		954,067	3.8%
Diversified Consumer Services
Steiner Leisure Ltd. * f	8,585	542,400	2.2%
Electric Utilities
UIL Holdings Corp.	13,846	696,038	2.8%
Food Products
B&G Foods Inc.	21,220	773,469	3.1%
Pinnacle Foods, Inc.	27,514	1,152,286	4.6%
		1,925,755	7.7%
Gas Utilities
South Jersey Industries, Inc.	31,853	804,288	3.2%
Health Care Equipment & Supplies
Alere, Inc. *	15,777	759,663	3.1%
ICU Medical, Inc. *	7,108	778,326	3.1%
		1,537,989	6.2%
Health Care Providers & Services
Aceto Corp.	22,170	608,565	2.5%
Hotels, Restaurants & Leisure
Diamond Resorts International, Inc. *	17,227	402,940	1.6%
Household Products
Orchids Paper Products Co.	20,280	529,308	2.1%
Insurance
Atlas Financial Holdings, Inc. * f	18,421	340,789	1.4%
Internet & Catalog Retail
Lands’ End, Inc. *	18,185	491,177	2.0%
Internet Software & Services
j2 Global, Inc.	11,391	807,052	3.2%
Oil, Gas & Consumable Fuels
Navigator Holdings Ltd. * f	20,816	277,893	1.1%
Targa Resources Corp.	7,092	365,380	1.5%
		643,273	2.6%
Real Estate Investment Trusts (REITs)
BioMed Realty Trust, Inc.	23,229	464,116	1.9%

Blackstone Mortgage Trust, Inc.	22,846	626,894	2.5%
Capstead Mortgage Corp.	29,275	289,530	1.2%
DiamondRock Hospitality Co.	44,186	488,255	2.0%
Hatteras Financial Corp.	19,975	302,621	1.2%
Hersha Hospitality Trust	17,797	403,280	1.6%
LTC Properties, Inc.	20,350	868,335	3.5%
Omega Healthcare Investors, Inc.	21,275	747,816	3.0%
		4,190,847	16.9%
Road & Rail
Knight Transportation, Inc.	19,874	476,976	1.9%
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc. *	28,543	579,423	2.3%
Specialty Retail
Lithia Motors, Inc.	4,632	500,766	2.0%
Thrifts & Mortgage Finance
Bofi Holding, Inc. *	4,256	548,301	2.2%
Capitol Federal Financial, Inc.	20,442	247,757	1.0%
		796,058	3.2%
TOTAL COMMON STOCKS
(Cost $19,666,170)		22,902,729	92.1%
Short-Term Investments
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.11% «	1,341,786	1,341,786	5.4%
Short-Term Investments Trust - Liquid Assets Portfolio, 0.14% «	475,000	475,000	1.9%
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,816,786)		1,816,786	7.3%
TOTAL INVESTMENTS
(Cost $21,482,956)		24,719,515	99.4%
Other Assets in Excess of Liabilities		144,921	0.6%
TOTAL NET ASSETS		$24,864,436	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird SmallCap Value Fund
Schedule of Investments, September 30, 2015 (Unaudited)
Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions  (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$22,902,729	$-	$-	$22,902,729
Total Equity	22,902,729	-	-	22,902,729

Short-Term Investments
Money Market Mutual Funds	1,816,786	-	-	$1,816,786
Total Short-Term Investments	1,816,786	-	-	1,816,786

Total Investments*	$24,719,515	$-	$-	$24,719,515

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

The cost basis of investments and assets relating to securities lending for federal income tax purposes at September 30, 2015 was as follows:

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
Cost of investments	$205,724,920	$3,093,833,506	$1,862,708,172	$6,174,070,052	$9,549,062,729
Gross unrealized appreciation	$95,828	$12,304,817	$29,852,879	$75,907,967	$103,495,623
Gross unrealized depreciation	(723,012)	(15,486,930)	(11,928,772)	(70,237,609)	(147,351,194)
Net unrealized appreciation (depreciation)	$(627,184)	$(3,182,113)	$17,924,107	$5,670,358	$(43,855,571)

	Baird Short-Term Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund
Cost of investments	$10,224,591	$1,078,823,261	$49,774,871
Gross unrealized appreciation	$36,643	$44,997,681	$247,783
Gross unrealized depreciation	(6,747)	(3,357,451)	(25,530)
Net unrealized appreciation	$29,896	$41,640,230	$222,253

	Baird LargeCap Fund	Baird MidCap Fund	Baird SmallCap Value Fund
Cost of investments	$38,592,862	$1,130,063,410	$21,482,956
Gross unrealized appreciation	$2,317,239	$181,078,926	$4,437,013
Gross unrealized depreciation	(3,468,862)	(79,233,526)	(1,200,454)
Net realized appreciation (depreciation)	$(1,151,623)	$101,845,400	$3,236,559

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent  semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By          /s/ Mary Ellen Stanek
Mary Ellen Stanek, President

Date        11/30/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By          /s/ Mary Ellen Stanek
Mary Ellen Stanek, President

Date        11/30/2015

By          /s/ Terrance P. Maxwell
Terrance P. Maxwell, Treasurer

Date       11/30/2015